UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (Zip Code)

Paul J. Battaglia, 290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024 through April 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrantis not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Manning & Napier Equity Series Tailored Shareholder Report MNEQY-S-4/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Equity Series - Class S ticker: EXEYX

This semi-annual shareholder report contains important information about Class S of Equity Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$51	1.05%

Expenses are equal to Class S shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$62,665,567
Number of Holdings	44
Annual Portfolio Turnover	27%

Sector Allocation (% of net assets)

Communication Services, 8.1%
Consumer Discretionary, 5.8%
Consumer Staples, 2.2%
Financials, 20.5%
Health Care, 8.7%
Industrials, 18.2%
Information Technology, 28.2%
Materials, 1.8%
Real Estate, 4.3%

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	2.2
Common Stocks	97.8

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Equity Series Tailored Shareholder Report MNEQY-W-4/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Equity Series - Class W ticker: MEYWX

This semi-annual shareholder report contains important information about Class W of Equity Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$2	0.05%

Expenses are equal to Class W shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$62,665,567
Number of Holdings	44
Annual Portfolio Turnover	27%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	2.2
Common Stocks	97.8

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Overseas Series Tailored Shareholder Report MNOVS-S-4/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Overseas Series - Class S ticker: MNOSX

This semi-annual shareholder report contains important information about Class S of Overseas Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$53	1.05%

Expenses are equal to Class S shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$351,790,274
Number of Holdings	41
Annual Portfolio Turnover	26%

Sector Allocation (% of net assets)

Communication Services, 6.6%
Consumer Discretionary, 14.0%
Consumer Staples, 1.8%
Financials, 13.9%
Health Care, 11.3%
Industrials, 17.0%
Information Technology, 18.7%
Materials, 9.8%
Utilities, 1.2%

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom

.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	5.7
Common Stocks	94.3

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Overseas Series Tailored Shareholder Report MNOVS-I-4/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Overseas Series - Class I ticker: EXOSX

This semi-annual shareholder report contains important information about Class I of Overseas Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.75%

Expenses are equal to Class I shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$351,790,274
Number of Holdings	41
Annual Portfolio Turnover	26%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	5.7
Common Stocks	94.3

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Overseas Series Tailored Shareholder Report MNOVS-W-4/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Overseas Series - Class W ticker: MNOWX

This semi-annual shareholder report contains important information about Class W of Overseas Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025, including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$3	0.05%

Expenses are equal to Class W shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$351,790,274
Number of Holdings	41
Annual Portfolio Turnover	26%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	5.7
Common Stocks	94.3

Expressed as a percentage of net assets.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2024. For more complete information, you may review the Series' prospectus, available at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.Effective as of close of business on May 29, 2025, Overseas Class W shares were liquidated and closed.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Overseas Series Tailored Shareholder Report MNOVS-Z-4/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Overseas Series - Class Z ticker: MNOZX

This semi-annual shareholder report contains important information about Class Z of Overseas Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$33	0.65%

Expenses are equal to Class Z shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$351,790,274
Number of Holdings	41
Annual Portfolio Turnover	26%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	5.7
Common Stocks	94.3

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Conservative Term Series Tailored Shareholder Report MNPBCO-S-4/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Conservative Term Series - Class S ticker: EXDAX

This semi-annual shareholder report contains important information about Class S of Pro-Blend® Conservative Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$45	0.90%

Expenses are equal to Class S shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$309,718,459
Number of Holdings	237
Annual Portfolio Turnover	24%

Sector Allocation (% of net assets)

Financials, 12.0%
Industrials, 4.7%
Information Technology, 4.6%
Consumer Discretionary, 3.7%
Health Care, 3.3%
Communication Services, 2.7%
Real Estate, 2.6%
Energy, 2.3%
Materials, 1.8%
Utilities, 1.2%
Consumer Staples, 0.6%

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	20.6
Corporate Bonds	18.9
U.S. Treasury Note	27.2
Asset-Backed Securities	7.1
Commercial Mortgage-Backed Securities	8.8
Foreign Government Bonds	0.5
Municipal Bonds	1.1
U.S. Government Agencies	12.4
Cash, short-term investment, and other assets, less liabilities	3.4

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Conservative Term Series Tailored Shareholder Report MNPBCO-I-4/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Conservative Term Series - Class I ticker: MNCIX

This semi-annual shareholder report contains important information about Class I of Pro-Blend® Conservative Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%

Expenses are equal to Class I shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$309,718,459
Number of Holdings	237
Annual Portfolio Turnover	24%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	20.6
Corporate Bonds	18.9
U.S. Treasury Note	27.2
Asset-Backed Securities	7.1
Commercial Mortgage-Backed Securities	8.8
Foreign Government Bonds	0.5
Municipal Bonds	1.1
U.S. Government Agencies	12.4
Cash, short-term investment, and other assets, less liabilities	3.4

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Conservative Term Series Tailored Shareholder Report MNPBCO-R-4/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Conservative Term Series - Class R ticker: MNCRX

This semi-annual shareholder report contains important information about Class R of Pro-Blend® Conservative Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$56	1.12%

Expenses are equal to Class R shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$309,718,459
Number of Holdings	237
Annual Portfolio Turnover	24%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	20.6
Corporate Bonds	18.9
U.S. Treasury Note	27.2
Asset-Backed Securities	7.1
Commercial Mortgage-Backed Securities	8.8
Foreign Government Bonds	0.5
Municipal Bonds	1.1
U.S. Government Agencies	12.4
Cash, short-term investment, and other assets, less liabilities	3.4

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Conservative Term Series Tailored Shareholder Report MNPBCO-L-4/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Conservative Term Series - Class L ticker: MNCCX

This semi-annual shareholder report contains important information about Class L of Pro-Blend® Conservative Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$81	1.63%

Expenses are equal to Class L shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$309,718,459
Number of Holdings	237
Annual Portfolio Turnover	24%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	20.6
Corporate Bonds	18.9
U.S. Treasury Note	27.2
Asset-Backed Securities	7.1
Commercial Mortgage-Backed Securities	8.8
Foreign Government Bonds	0.5
Municipal Bonds	1.1
U.S. Government Agencies	12.4
Cash, short-term investment, and other assets, less liabilities	3.4

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Conservative Term Series Tailored Shareholder Report MNPBCO-W-4/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Conservative Term Series - Class W ticker: MNCWX

This semi-annual shareholder report contains important information about Class W of Pro-Blend® Conservative Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to Class W shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$309,718,459
Number of Holdings	237
Annual Portfolio Turnover	24%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	20.6
Corporate Bonds	18.9
U.S. Treasury Note	27.2
Asset-Backed Securities	7.1
Commercial Mortgage-Backed Securities	8.8
Foreign Government Bonds	0.5
Municipal Bonds	1.1
U.S. Government Agencies	12.4
Cash, short-term investment, and other assets, less liabilities	3.4

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Moderate Term Series Tailored Shareholder Report MNPBMO-S-4/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Moderate Term Series - Class S ticker: EXBAX

This semi-annual shareholder report contains important information about Class S of Pro-Blend® Moderate Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$54	1.08%

Expenses are equal to Class S shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$296,182,679
Number of Holdings	218
Annual Portfolio Turnover	41%

Sector Allocation (% of net assets)

Financials, 13.2%
Information Technology, 9.2%
Industrials, 7.8%
Health Care, 6.6%
Consumer Discretionary, 6.0%
Communication Services, 3.7%
Materials, 3.0%
Real Estate, 2.7%
Energy, 1.8%
Consumer Staples, 1.1%
Utilities, 1.0%

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	41.4
Corporate Bonds	14.7
U.S. Treasury Bond	4.7
U.S. Treasury Note	14.1
Asset-Backed Securities	5.2
Commercial Mortgage-Backed Securities	5.9
Foreign Government Bonds	0.4
Municipal Bonds	0.3
U.S. Government Agencies	9.4
Cash, short-term investment, and liabilities, less other assets	3.9

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Moderate Term Series Tailored Shareholder Report MNPBMO-I-4/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Moderate Term Series - Class I ticker: MNMIX

This semi-annual shareholder report contains important information about Class I of Pro-Blend® Moderate Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.85%

Expenses are equal to Class I shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$296,182,679
Number of Holdings	218
Annual Portfolio Turnover	41%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	41.4
Corporate Bonds	14.7
U.S. Treasury Bond	4.7
U.S. Treasury Note	14.1
Asset-Backed Securities	5.2
Commercial Mortgage-Backed Securities	5.9
Foreign Government Bonds	0.4
Municipal Bonds	0.3
U.S. Government Agencies	9.4
Cash, short-term investment, and liabilities, less other assets	3.9

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Moderate Term Series Tailored Shareholder Report MNPBMO-R-4/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Moderate Term Series - Class R ticker: MNMRX

This semi-annual shareholder report contains important information about Class R of Pro-Blend® Moderate Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$65	1.31%

Expenses are equal to Class R shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$296,182,679
Number of Holdings	218
Annual Portfolio Turnover	41%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	41.4
Corporate Bonds	14.7
U.S. Treasury Bond	4.7
U.S. Treasury Note	14.1
Asset-Backed Securities	5.2
Commercial Mortgage-Backed Securities	5.9
Foreign Government Bonds	0.4
Municipal Bonds	0.3
U.S. Government Agencies	9.4
Cash, short-term investment, and liabilities, less other assets	3.9

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Moderate Term Series Tailored Shareholder Report MNPBMO-L-4/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Moderate Term Series - Class L ticker: MNMCX

This semi-annual shareholder report contains important information about Class L of Pro-Blend® Moderate Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$90	1.82%

Expenses are equal to Class L shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$296,182,679
Number of Holdings	218
Annual Portfolio Turnover	41%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	41.4
Corporate Bonds	14.7
U.S. Treasury Bond	4.7
U.S. Treasury Note	14.1
Asset-Backed Securities	5.2
Commercial Mortgage-Backed Securities	5.9
Foreign Government Bonds	0.4
Municipal Bonds	0.3
U.S. Government Agencies	9.4
Cash, short-term investment, and liabilities, less other assets	3.9

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Moderate Term Series Tailored Shareholder Report MNPBMO-W-4/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Moderate Term Series - Class W ticker: MNMWX

This semi-annual shareholder report contains important information about Class W of Pro-Blend® Moderate Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to Class W shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$296,182,679
Number of Holdings	218
Annual Portfolio Turnover	41%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	41.4
Corporate Bonds	14.7
U.S. Treasury Bond	4.7
U.S. Treasury Note	14.1
Asset-Backed Securities	5.2
Commercial Mortgage-Backed Securities	5.9
Foreign Government Bonds	0.4
Municipal Bonds	0.3
U.S. Government Agencies	9.4
Cash, short-term investment, and liabilities, less other assets	3.9

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Extended Term Series Tailored Shareholder Report MNPBEX-S-4/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Extended Term Series - Class S ticker: MNBAX

This semi-annual shareholder report contains important information about Class S of Pro-Blend® Extended Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$51	1.03%

Expenses are equal to Class S shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$515,387,613
Number of Holdings	221
Annual Portfolio Turnover	42%

Sector Allocation (% of net assets)

Financials, 13.2%
Information Technology, 12.3%
Industrials, 9.6%
Health Care, 8.8%
Consumer Discretionary, 7.3%
Communication Services, 4.2%
Materials, 3.8%
Real Estate, 2.7%
Consumer Staples, 1.6%
Energy, 1.3%
Utilities, 0.6%

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	55.0
Corporate Bonds	10.4
U.S. Treasury Bond	6.7
U.S. Treasury Note	8.6
Asset-Backed Securities	4.4
Commercial Mortgage-Backed Securities	4.4
Foreign Government Bonds	0.3
U.S. Government Agencies	6.7
Cash, short-term investment, and other assets, less liabilities	3.5
Municipal Bonds¹	0.0

Expressed as a percentage of net assets. ¹Less than 0.1%

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Extended Term Series Tailored Shareholder Report MNPBEX-I-4/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Extended Term Series - Class I ticker: MNBIX

This semi-annual shareholder report contains important information about Class I of Pro-Blend® Extended Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.80%

Expenses are equal to each Class I shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$515,387,613
Number of Holdings	221
Annual Portfolio Turnover	42%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	55.0
Corporate Bonds	10.4
U.S. Treasury Bond	6.7
U.S. Treasury Note	8.6
Asset-Backed Securities	4.4
Commercial Mortgage-Backed Securities	4.4
Foreign Government Bonds	0.3
U.S. Government Agencies	6.7
Cash, short-term investment, and other assets, less liabilities	3.5
Municipal Bonds¹	0.0

Expressed as a percentage of net assets. ¹Less than 0.1%

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Extended Term Series Tailored Shareholder Report MNPBEX-R-4/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Extended Term Series - Class R ticker: MNBRX

This semi-annual shareholder report contains important information about Class R of Pro-Blend® Extended Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$63	1.28%

Expenses are equal to Class R shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$515,387,613
Number of Holdings	221
Annual Portfolio Turnover	42%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	55.0
Corporate Bonds	10.4
U.S. Treasury Bond	6.7
U.S. Treasury Note	8.6
Asset-Backed Securities	4.4
Commercial Mortgage-Backed Securities	4.4
Foreign Government Bonds	0.3
U.S. Government Agencies	6.7
Cash, short-term investment, and other assets, less liabilities	3.5
Municipal Bonds¹	0.0

Expressed as a percentage of net assets. ¹Less than 0.1%

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Extended Term Series Tailored Shareholder Report MNPBEX-L-4/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Extended Term Series - Class L ticker: MNECX

This semi-annual shareholder report contains important information about Class L of Pro-Blend® Extended Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$89	1.80%

Expenses are equal to Class L shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$515,387,613
Number of Holdings	221
Annual Portfolio Turnover	42%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	55.0
Corporate Bonds	10.4
U.S. Treasury Bond	6.7
U.S. Treasury Note	8.6
Asset-Backed Securities	4.4
Commercial Mortgage-Backed Securities	4.4
Foreign Government Bonds	0.3
U.S. Government Agencies	6.7
Cash, short-term investment, and other assets, less liabilities	3.5
Municipal Bonds¹	0.0

Expressed as a percentage of net assets. ¹Less than 0.1%

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Extended Term Series Tailored Shareholder Report MNPBEX-W-4/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Extended Term Series - Class W ticker: MNBWX

This semi-annual shareholder report contains important information about Class W of Pro-Blend® Extended Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to Class W shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$515,387,613
Number of Holdings	221
Annual Portfolio Turnover	42%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	55.0
Corporate Bonds	10.4
U.S. Treasury Bond	6.7
U.S. Treasury Note	8.6
Asset-Backed Securities	4.4
Commercial Mortgage-Backed Securities	4.4
Foreign Government Bonds	0.3
U.S. Government Agencies	6.7
Cash, short-term investment, and other assets, less liabilities	3.5
Municipal Bonds¹	0.0

Expressed as a percentage of net assets. ¹Less than 0.1%

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Maximum Term Series Tailored Shareholder Report MNPBMA-S-4/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Maximum Term Series - Class S ticker: EXHAX

This semi-annual shareholder report contains important information about Class S of Pro-Blend® Maximum Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$54	1.10%

Expenses are equal to Class S shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$436,476,726
Number of Holdings	151
Annual Portfolio Turnover	45%

Sector Allocation (% of net assets)

Information Technology, 21.2%
Financials, 16.5%
Industrials, 15.8%
Health Care, 10.9%
Consumer Discretionary, 9.9%
Materials, 4.5%
Communication Services, 4.4%
Real Estate, 3.0%
Consumer Staples, 2.8%
Energy, 0.6%
Utilities, 0.3%

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	85.4
Corporate Bonds	4.5
U.S. Treasury Bond	1.9
U.S. Treasury Note	4.3
Cash, short-term investment, and liabilities, less other assets	3.9
Asset-Backed Securities¹	0.0
Commercial Mortgage-Backed Securities¹	0.0
U.S. Government Agencies¹	0.0

Expressed as a percentage of net assets. ¹Less than 0.1%

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Maximum Term Series Tailored Shareholder Report MNPBMA-I-4/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Maximum Term Series - Class I ticker: MNHIX

This semi-annual shareholder report contains important information about Class I of Pro-Blend® Maximum Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.85%

Expenses are equal to Class I shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$436,476,726
Number of Holdings	151
Annual Portfolio Turnover	45%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	85.4
Corporate Bonds	4.5
U.S. Treasury Bond	1.9
U.S. Treasury Note	4.3
Cash, short-term investment, and liabilities, less other assets	3.9
Asset-Backed Securities¹	0.0
Commercial Mortgage-Backed Securities¹	0.0
U.S. Government Agencies¹	0.0

Expressed as a percentage of net assets. ¹Less than 0.1%

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Maximum Term Series Tailored Shareholder Report MNPBMA-R-4/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Maximum Term Series - Class R ticker: MNHRX

This semi-annual shareholder report contains important information about Class R of Pro-Blend® Maximum Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$65	1.31%

Expenses are equal to Class R shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$436,476,726
Number of Holdings	151
Annual Portfolio Turnover	45%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	85.4
Corporate Bonds	4.5
U.S. Treasury Bond	1.9
U.S. Treasury Note	4.3
Cash, short-term investment, and liabilities, less other assets	3.9
Asset-Backed Securities¹	0.0
Commercial Mortgage-Backed Securities¹	0.0
U.S. Government Agencies¹	0.0

Expressed as a percentage of net assets. ¹Less than 0.1%

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Maximum Term Series Tailored Shareholder Report MNPBMA-L-4/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Maximum Term Series - Class L ticker: MNHCX

This semi-annual shareholder report contains important information about Class L of Pro-Blend® Maximum Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$91	1.84%

Expenses are equal to Class L shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$436,476,726
Number of Holdings	151
Annual Portfolio Turnover	45%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	85.4
Corporate Bonds	4.5
U.S. Treasury Bond	1.9
U.S. Treasury Note	4.3
Cash, short-term investment, and liabilities, less other assets	3.9
Asset-Backed Securities¹	0.0
Commercial Mortgage-Backed Securities¹	0.0
U.S. Government Agencies¹	0.0

Expressed as a percentage of net assets. ¹Less than 0.1%

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Maximum Term Series Tailored Shareholder Report MNPBMA-W-4/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Maximum Term Series - Class W ticker: MNHWX

This semi-annual shareholder report contains important information about Class W of Pro-Blend® Maximum Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to Class W shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$436,476,726
Number of Holdings	151
Annual Portfolio Turnover	45%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Common Stocks	85.4
Corporate Bonds	4.5
U.S. Treasury Bond	1.9
U.S. Treasury Note	4.3
Cash, short-term investment, and liabilities, less other assets	3.9
Asset-Backed Securities¹	0.0
Commercial Mortgage-Backed Securities¹	0.0
U.S. Government Agencies¹	0.0

Expressed as a percentage of net assets. ¹Less than 0.1%

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Disciplined Value Series Tailored Shareholder Report MNDIV-S-4/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Disciplined Value Series - Class S ticker: MDFSX

This semi-annual shareholder report contains important information about Class S of Disciplined Value Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$39	0.80%

Expenses are equal to Class S shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$140,793,968
Number of Holdings	111
Annual Portfolio Turnover	27%

Sector Allocation (% of net assets)

Communication Services, 0.5%
Consumer Discretionary, 5.1%
Consumer Staples, 8.6%
Energy, 15.4%
Financials, 24.0%
Health Care, 17.3%
Industrials, 17.9%
Information Technology, 2.9%
Materials, 6.9%

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	1.4
Common Stocks	98.6

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Disciplined Value Series Tailored Shareholder Report MNDIV-I-4/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Disciplined Value Series - Class I ticker: MNDFX

This semi-annual shareholder report contains important information about Class I of Disciplined Value Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.60%

Expenses are equal to Class I shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$140,793,968
Number of Holdings	111
Annual Portfolio Turnover	27%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	1.4
Common Stocks	98.6

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Disciplined Value Series Tailored Shareholder Report MNDIV-W-4/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Disciplined Value Series - Class W ticker: MDVWX

This semi-annual shareholder report contains important information about Class W of Disciplined Value Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$7	0.15%

Expenses are equal to Class W shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$140,793,968
Number of Holdings	111
Annual Portfolio Turnover	27%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	1.4
Common Stocks	98.6

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Disciplined Value Series Tailored Shareholder Report MNDIV-Z-4/25-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Disciplined Value Series - Class Z ticker: MDVZX

This semi-annual shareholder report contains important information about Class Z of Disciplined Value Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$22	0.45%

Expenses are equal to Class Z shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$140,793,968
Number of Holdings	111
Annual Portfolio Turnover	27%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	1.4
Common Stocks	98.6

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Rainier International Discovery Series Tailored Shareholder Report MNIDS-S-4/25-SAR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier Advisors, LLC (Manning & Napier). Manning & Napier Investor Services, Inc. (MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares. Manning & Napier has contracted Rainier Investment Management, LLC, an affiliate of Manning & Napier and MNBD, to sub-advise the International Discovery Series.

SEMi-annual shareholder report Rainier International Discovery Series - Class S ticker: RISAX

This semi-annual shareholder report contains important information about Class S of Rainier International Discovery Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$72	1.40%

Expenses are equal to Class S shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$397,682,464
Number of Holdings	104
Annual Portfolio Turnover	31%

Sector Allocation (% of net assets)

Communication Services, 10.2%
Consumer Discretionary, 7.5%
Consumer Staples, 2.1%
Energy, 1.5%
Financials, 18.4%
Health Care, 5.8%
Industrials, 27.4%
Information Technology, 16.2%
Materials, 4.1%
Real Estate, 2.0%
Utilities, 0.9%

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	3.9
Common Stocks	96.1

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Rainier International Discovery Series Tailored Shareholder Report MNIDS-I-4/25-SAR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier Advisors, LLC (Manning & Napier). Manning & Napier Investor Services, Inc. (MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares. Manning & Napier has contracted Rainier Investment Management, LLC, an affiliate of Manning & Napier and MNBD, to sub-advise the International Discovery Series.

SEMi-annual shareholder report Rainier International Discovery Series - Class I ticker: RAIIX

This semi-annual shareholder report contains important information about Class I of Rainier International Discovery Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	1.15%

Expenses are equal to Class I shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$397,682,464
Number of Holdings	104
Annual Portfolio Turnover	31%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	3.9
Common Stocks	96.1

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Rainier International Discovery Series Tailored Shareholder Report MNIDS-W-4/25-SAR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier Advisors, LLC (Manning & Napier). Manning & Napier Investor Services, Inc. (MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares. Manning & Napier has contracted Rainier Investment Management, LLC, an affiliate of Manning & Napier and MNBD, to sub-advise the International Discovery Series.

SEMi-annual shareholder report Rainier International Discovery Series - Class W ticker: RAIWX

This semi-annual shareholder report contains important information about Class W of Rainier International Discovery Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to Class W shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$397,682,464
Number of Holdings	104
Annual Portfolio Turnover	31%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	3.9
Common Stocks	96.1

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Rainier International Discovery Series Tailored Shareholder Report MNIDS-Z-4/25-SAR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier Advisors, LLC (Manning & Napier). Manning & Napier Investor Services, Inc. (MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares. Manning & Napier has contracted Rainier Investment Management, LLC, an affiliate of Manning & Napier and MNBD, to sub-advise the International Discovery Series.

SEMi-annual shareholder report Rainier International Discovery Series - Class Z ticker: RAIRX

This semi-annual shareholder report contains important information about Class Z of Rainier International Discovery Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$51	1.00%

Expenses are equal to Class Z shares annualized expense ratio (for the six-month period), multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2025)

Fund Size	$397,682,464
Number of Holdings	104
Annual Portfolio Turnover	31%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2025)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	3.9
Common Stocks	96.1

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

www.manning-napier.com

Manning & Napier Fund, Inc.

Equity Series

Equity Series

Investment Portfolio - April 30, 2025

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 97.8%

Communication Services - 8.1%
Interactive Media & Services - 8.1%
Alphabet, Inc. - Class A	18,816	$2,987,981
Meta Platforms, Inc. - Class A	3,836	2,105,964
Total Communication Services		5,093,945
Consumer Discretionary - 5.8%
Broadline Retail - 3.8%
Amazon.com, Inc.*	12,842	2,368,322
Hotels, Restaurants & Leisure - 2.0%
Chipotle Mexican Grill, Inc.*	25,112	1,268,658
Total Consumer Discretionary		3,636,980
Consumer Staples - 2.2%
Beverages - 2.2%
The Coca-Cola Co.	19,285	1,399,127
Financials - 20.5%
Banks - 1.6%
JPMorgan Chase & Co.	3,996	977,501
Capital Markets - 10.3%
BlackRock, Inc.	1,445	1,321,106
Cboe Global Markets, Inc.	3,573	792,491
Intercontinental Exchange, Inc.	4,440	745,787
Moody’s Corp.	2,078	941,583
MSCI, Inc.	1,185	645,955
Nasdaq, Inc.	14,879	1,133,929
S&P Global, Inc.	1,725	862,586
		6,443,437
Financial Services - 8.6%
Fiserv, Inc.*	5,776	1,066,076
Mastercard, Inc. - Class A	4,497	2,464,626
Visa, Inc. - Class A	5,419	1,872,265
		5,402,967
Total Financials		12,823,905
Health Care - 8.7%
Biotechnology - 1.8%
Vertex Pharmaceuticals, Inc.*	2,187	1,114,276
Health Care Equipment & Supplies - 1.6%
Intuitive Surgical, Inc.*	1,958	1,009,936
Life Sciences Tools & Services - 3.8%
Danaher Corp.	4,902	977,116
Thermo Fisher Scientific, Inc.	3,343	1,434,147
		2,411,263

Pharmaceuticals - 1.5%
Johnson & Johnson	5,902	922,542
Total Health Care		5,458,017
Industrials - 18.2%
Aerospace & Defense - 4.0%
HEICO Corp. - Class A	4,819	968,282

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Aerospace & Defense (continued)
L3Harris Technologies, Inc.	7,119	$1,566,322
		2,534,604
Building Products - 1.4%
Masco Corp.	14,006	848,904
Commercial Services & Supplies - 4.8%
Copart, Inc.*	27,949	1,705,727
Rollins, Inc.	22,292	1,273,542
		2,979,269
Ground Transportation - 4.9%
CSX Corp.	43,394	1,218,070
Norfolk Southern Corp.	4,268	956,245
Union Pacific Corp.	4,149	894,773
		3,069,088

Professional Services - 3.1%
TransUnion	23,826	1,976,605
Total Industrials		11,408,470
Information Technology - 28.2%
Electronic Equipment, Instruments & Components - 4.2%
Amphenol Corp. - Class A	18,910	1,455,124
CDW Corp.	7,385	1,185,736
		2,640,860
IT Services - 1.5%
EPAM Systems, Inc.*	5,972	937,067
Semiconductors & Semiconductor Equipment - 5.1%
NVIDIA Corp.	29,278	3,188,960
Software - 17.4%
Cadence Design Systems, Inc.*	7,312	2,177,075
Microsoft Corp.	8,362	3,305,164
Salesforce, Inc.	2,566	689,510
ServiceNow, Inc.*	2,648	2,528,866
Synopsys, Inc.*	2,010	922,610
Workday, Inc. - Class A*	5,270	1,291,150
		10,914,375
Total Information Technology		17,681,262
Materials - 1.8%
Chemicals - 1.8%
The Sherwin-Williams Co.	3,151	1,112,051
Real Estate - 4.3%
Real Estate Management & Development - 2.7%
CBRE Group, Inc. - Class A*	13,969	1,706,733
Specialized REITs - 1.6%
Extra Space Storage, Inc.	6,587	965,127

Total Real Estate		2,671,860

TOTAL COMMON STOCKS (Identified Cost $51,450,146)		61,285,617

The accompanying notes are an integral part of the financial statements.

1

Equity Series

Investment Portfolio - April 30, 2025

(unaudited)

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 2.6%

Dreyfus Government Cash Management, Institutional Shares, 4.21%[1]
(Identified Cost $1,608,744)	1,608,744	$1,608,744

TOTAL INVESTMENTS - 100.4% (Identified Cost $53,058,890)		62,894,361
LIABILITIES, LESS OTHER ASSETS - (0.4%)		(228,794)
NET ASSETS - 100%.		$62,665,567

REIT - Real Estate Investment Trust

*Non-income producing security.

1Rate shown is the current yield as of April 30, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

2

Equity Series

Statement of Assets and Liabilities

April 30, 2025 (unaudited)

ASSETS:

Investments, at value (identified cost $53,058,890) (Note 2)	$62,894,361
Dividends receivable	8,319
Receivable for fund shares sold	2,214
Prepaid expenses	7,005

TOTAL ASSETS	62,911,899

LIABILITIES:

Accrued management fees[1]	21,579
Accrued shareholder services fees (Class S)[1]	12,333
Accrued fund accounting and administration fees[1]	12,279
Accrued transfer agent fees[1]	3,079
Directors' fees payable[1]	2,630
Payable for fund shares repurchased	162,657
Professional fees payable	27,019
Other payables and accrued expenses	4,756

TOTAL LIABILITIES	246,332

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$62,665,567

NET ASSETS CONSIST OF:

Capital stock	$45,798
Additional paid-in-capital	47,702,093
Total distributable earnings (loss)	14,917,676

TOTAL NET ASSETS	$62,665,567

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($62,659,631/4,579,255 shares)	$13.68

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($5,936/578 shares)	$10.26

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

3

Equity Series

Statement of Operations

For the Six Months Ended April 30, 2025 (unaudited)

INVESTMENT INCOME:

Dividends	$346,975

EXPENSES:

Management fees (Note 3)	257,228
Shareholder services fees (Class S) (Note 3)	85,735
Fund accounting and administration fees (Note 3)	24,352
Directors’ fees (Note 3)	4,991
Chief Compliance Officer service fees (Note 3)	4,092
Professional fees	24,956
Registration and filing fees	21,407
Custodian fees	1,617
Miscellaneous	22,946

Total Expenses	447,324
Less reduction of expenses (Note 3)	(87,236)

Net Expenses	360,088

NET INVESTMENT LOSS	(13,113)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	5,129,846

Net change in unrealized appreciation (depreciation) on investments	(7,865,532)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(2,735,686)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,748,799)

The accompanying notes are an integral part of the financial statements.

4

Equity Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/25 (UNAUDITED)	FOR THE YEAR ENDED 10/31/24

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income (loss)	$(13,113)	$83,355
Net realized gain (loss) on investments	5,129,846	8,067,974
Net change in unrealized appreciation (depreciation) on investments	(7,865,532)	9,360,280

Net increase (decrease) from operations	(2,748,799)	17,511,609

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(7,676,787)	(1,990,633)
Class W	(931)	(447)
Total distributions to shareholders	(7,677,718)	(1,991,080)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	2,491,861	(2,638,336)

Net increase (decrease) in net assets	(7,934,656)	12,882,193

NET ASSETS:

Beginning of period	70,600,223	57,718,030

End of period	$62,665,567	$70,600,223

The accompanying notes are an integral part of the financial statements.

5

Equity Series

Financial Highlights - Class S

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/25
	(UNAUDITED)		10/31/24	10/31/23	10/31/22		10/31/21	10/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$15.94		$12.56	$13.13	$18.71		$14.32	$13.89
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.00)[2]		0.02	0.02	(0.02)		(0.02)	0.01
Net realized and unrealized gain (loss) on investments	(0.52)		3.80	0.96	(2.85)		5.67	1.81
Total from investment operations	(0.52)		3.82	0.98	(2.87)		5.65	1.82
Less distributions to shareholders:
From net investment income	(0.01)		(0.02)	—	—		(0.00)[2]	(0.03)
From net realized gain on investments	(1.73)		(0.42)	(1.55)	(2.71)		(1.26)	(1.36)
Total distributions to shareholders	(1.74)		(0.44)	(1.55)	(2.71)		(1.26)	(1.39)

Net asset value - End of period	$13.68		$15.94	$12.56	$13.13		$18.71	$14.32
Net assets - End of period (000’s omitted)	$62,660		$70,594	$57,710	$62,848		$78,687	$59,789
Total return[3]	(4.45%	)	30.90%	7.84%	(17.78%	)[4]	41.71%	14.00% [5]

Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.05%	[6]	1.05%	1.05%	1.05%		1.05%	1.05%
Net investment income (loss)	(0.04%	)[6]	0.12%	0.16%	(0.13%	)	(0.15% )	0.04%
Series portfolio turnover	27%		57%	35%	44%		35%	49%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.25%	[6]	0.23%	0.31%	0.26%	0.24%	0.26%

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Includes litigation proceeds. Excluding this amount, the total return would have been (17.84%).

5Includes litigation proceeds. Excluding this amount, the total return would have been 13.76%.

6Annualized.

The accompanying notes are an integral part of the financial statements.

6

Equity Series

Financial Highlights - Class W

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/25
	(UNAUDITED)	10/31/24	10/31/23	10/31/22		10/31/21	10/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.43	$9.88	$13.39	$18.87		$14.42	$13.98
Income (loss) from investment operations:
Net investment income[1]	0.05	0.13	0.12	0.13		0.14	0.14
Net realized and unrealized gain (loss) on investments	(0.35)	2.97	0.89	(2.90)		5.72	1.82
Total from investment operations	(0.30)	3.10	1.01	(2.77)		5.86	1.96
Less distributions to shareholders:
From net investment income	(0.14)	(0.13)	(2.97)	—		(0.15)	(0.16)
From net realized gain on investments	(1.73)	(0.42)	(1.55)	(2.71)		(1.26)	(1.36)
Total distributions to shareholders	(1.87)	(0.55)	(4.52)	(2.71)		(1.41)	(1.52)

Net asset value - End of period	$10.26	$12.43	$9.88	$13.39		$18.87	$14.42
Net assets - End of period (000’s omitted)	$6	$6	$8	$7		$480	$358
Total return[2]	(4.00% )	32.21%	8.98%	(17.00%	)[3]	43.17%	15.15% [4]

Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.05% [5]	0.05%	0.05%	0.05%		0.05%	0.05%
Net investment income	0.96% [5]	1.17%	1.16%	0.83%		0.85%	1.03%
Series portfolio turnover	27%	57%	35%	44%		35%	49%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

1.01%	[5]	0.98%	1.06%	1.01%	0.99%	1.01%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Includes litigation proceeds. Excluding this amount, the total return would have been (17.06%).

4Includes litigation proceeds. Excluding this amount, the total return would have been 14.99%.

5Annualized.

The accompanying notes are an integral part of the financial statements.

7

Equity Series

Notes to Financial Statements

(unaudited)

1.	Organization

Equity Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth of capital.

The Series is authorized to issue two classes of shares (Class S and Class W). Each class of shares is substantially the same, except that Class S shares bear shareholder servicing fees.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2025, 6.9 billion shares have been designated in total among 15 series, of which 200 million have been designated as Equity Series Class S common stock and 100 million have been designated as Equity Series Class W common stock.

Class W shares represent fiduciary accounts where the Advisor has sole investment discretion.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often

8

Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$5,093,945	$5,093,945	$—	$—
Consumer Discretionary	3,636,980	3,636,980	—	—
Consumer Staples	1,399,127	1,399,127	—	—
Financials	12,823,905	12,823,905	—	—
Health Care	5,458,017	5,458,017	—	—
Industrials	11,408,470	11,408,470	—	—
Information Technology	17,681,262	17,681,262	—	—
Materials	1,112,051	1,112,051	—	—
Real Estate	2,671,860	2,671,860	—	—
Short-Term Investment	1,608,744	1,608,744	—	—
Total assets	$62,894,361	$62,894,361	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2024 or April 30, 2025.

New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series' financial statements.

9

Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2025, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2021 through October 31, 2024. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10

Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.75% of the Series’ average daily net assets for investment advisory services.

Under the Agreement, personnel of the Advisor are responsible for management of the Series' portfolio, the execution of securities transactions, and generally administer the affairs of the Fund. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pay a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S shares. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series' expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and waived Class W management fees (collectively, “excluded expenses”), to 0.80% of the average daily net assets of the Class S shares and 0.05% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $23 in management fees for Class W shares for the six months ended April 30, 2025. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $87,205 and $8 for Class S and Class W shares, respectively, for the six months ended April 30, 2025. These amounts are included as a reduction of expenses on the Statement of Operations. For the six months ended April 30, 2025, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

11

Equity Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

As of April 30, 2025, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING OCTOBER 31,
	2025	2026	2027	2028	TOTAL
Class S	$181,893	$196,609	$159,070	$87,205	$624,777
Class W	766	25	14	8	813

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Chief Legal Officer, President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series' long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series' financial statements.

5.	Purchases and Sales of Securities

For the six months ended April 30, 2025, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $18,329,263 and $23,461,576, respectively. There were no purchases or sales of U.S. Government securities.

6.	Capital Stock Transactions

Transactions in Class S and Class W shares of Equity Series were:

CLASS S	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	229,566	$3,433,791	485,133	$7,155,627
Reinvested	491,886	7,550,456	142,278	1,979,081
Repurchased	(570,030)	(8,493,316)	(792,982)	(11,769,590)
Total	151,422	$2,490,931	(165,571)	$(2,634,882)

12

Equity Series

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

CLASS W	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	—	$—
Reinvested	81	930	41	447
Repurchased	—	—	(361)	(3,901)
Total	81	$930	(320)	$(3,454)

At April 30, 2025, the Advisor and its affiliates owned 15% of the Series. Investment activities of these shareholders may have a material effect on the Series.

7.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2025 unless extended or renewed. During the six months ended April 30, 2025, the Series did not borrow under the line of credit.

8.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2025.

9.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

13

Equity Series

Notes to Financial Statements (continued)

(unaudited)

10.	Federal Income Tax Information (continued)

The final determination of the tax character of the current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2024, were as follows:

Ordinary income	$91,190
Long-term capital gains	1,899,890

At April 30, 2025, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$53,060,600
Unrealized appreciation	11,898,725
Unrealized depreciation	(2,064,964)
Net unrealized appreciation	$9,833,761

11.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

14

Equity Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier's web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

5.	Financial Statement and Other Information - Annual

6.	Financial Statement and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNEQY-04/25-SAR

15

www.manning-napier.com

Manning & Napier Fund, Inc.

Overseas Series

Overseas Series

Investment Portfolio - April 30, 2025

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 94.3%

Communication Services - 6.6%
Interactive Media & Services - 6.6%
Auto Trader Group plc (United Kingdom)[1]	1,052,542	$11,825,154
Tencent Holdings Ltd. (China)	189,300	11,594,806
Total Communication Services		23,419,960
Consumer Discretionary - 14.0%
Automobiles - 2.3%
Ferrari N.V. (Italy)	17,597	8,125,942
Broadline Retail - 3.6%
MercadoLibre, Inc. (Brazil)*	5,354	12,479,371
Household Durables - 2.8%
Bellway plc (United Kingdom)	55,794	2,003,101
Persimmon plc (United Kingdom)	223,814	3,873,316
Taylor Wimpey plc (United Kingdom)	2,488,943	3,910,899
		9,787,316
Textiles, Apparel & Luxury Goods - 5.3%
ANTA Sports Products Ltd. (China)	461,400	5,451,820
Hermes International SCA (France)	4,826	13,272,364
		18,724,184
Total Consumer Discretionary		49,116,813
Consumer Staples - 1.8%
Personal Care Products - 1.8%
L'Oreal S.A. (France)	14,186	6,268,303

Financials - 13.9%
Banks - 4.2%
FinecoBank Banca Fineco S.p.A. (Italy)	176,272	3,527,365
HDFC Bank Ltd. - ADR (India)	154,695	11,244,779
		14,772,144
Capital Markets - 6.9%
Avanza Bank Holding AB (Sweden)	108,395	3,601,986
Deutsche Boerse AG (Germany)	45,782	14,746,103
Intermediate Capital Group plc (United Kingdom)	231,579	5,825,130
		24,173,219
Insurance - 2.8%
Admiral Group plc (United Kingdom)	225,811	9,821,071
Total Financials		48,766,434

Health Care - 11.3%
Health Care Equipment & Supplies - 2.1%
Alcon AG (United States)	74,684	7,289,905
Life Sciences Tools & Services - 3.2%
Lonza Group AG (Switzerland)	15,629	11,229,582
Pharmaceuticals - 6.0%
AstraZeneca plc - ADR (United Kingdom)	169,871	12,195,039
Roche Holding AG (United States)	27,371	8,949,948
		21,144,987
Total Health Care		39,664,474

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials - 17.0%
Aerospace & Defense - 2.3%
BAE Systems plc (United Kingdom)	345,727	$8,014,863
Air Freight & Logistics - 2.9%
Deutsche Post AG (Germany)	241,427	10,315,695
Commercial Services & Supplies - 1.7%
Cleanaway Waste Management Ltd. (Australia)	3,577,727	5,954,077
Ground Transportation - 4.5%
Canadian National Railway Co. (Canada)	117,455	11,371,993
Canadian Pacific Kansas City Ltd. (Canada)	59,327	4,299,428
		15,671,421
Machinery - 1.9%
Spirax Group plc (United Kingdom)	85,595	6,746,255
Professional Services - 2.1%
Experian plc (United States)	148,102	7,368,228
Transportation Infrastructure - 1.6%
Auckland International Airport Ltd. (New Zealand)	1,287,983	5,753,265
Total Industrials		59,823,804
Information Technology - 18.7%
Electronic Equipment, Instruments & Components - 6.1%
Halma plc (United Kingdom)	238,190	8,791,983
Keyence Corp. (Japan)	30,800	12,877,223
		21,669,206
IT Services - 5.1%
Globant S.A. (United States)*	86,979	10,226,121
Softcat plc (United Kingdom)	343,278	7,666,971
		17,893,092
Semiconductors & Semiconductor Equipment - 6.0%
Infineon Technologies AG (Germany)	254,498	8,429,745
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	75,318	12,554,757
		20,984,502
Software - 1.5%
Atlassian Corp. - Class A (United States)*	23,016	5,254,783
Total Information Technology		65,801,583
Materials - 9.8%
Chemicals - 5.2%
Air Liquide S.A. (France)	53,259	10,943,564
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	213,208	7,291,714
		18,235,278
Metals & Mining - 0.9%
Pilbara Minerals Ltd. (Australia)*	3,504,946	3,376,800

The accompanying notes are an integral part of the financial statements.

1

Overseas Series

Investment Portfolio - April 30, 2025
(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Paper & Forest Products - 3.7%
West Fraser Timber Co. Ltd. (Canada)	174,318	$12,906,309
Total Materials		34,518,387
Utilities - 1.2%
Water Utilities - 1.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR (Brazil)*	213,714	4,344,806

TOTAL COMMON STOCKS (Identified Cost $293,844,445)		331,724,564

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 4.1%

Dreyfus Government Cash Management, Institutional Shares, 4.21%[2]
(Identified Cost $14,286,582)	14,286,582	$14,286,582

TOTAL INVESTMENTS - 98.4% (Identified Cost $308,131,027)		346,011,146
OTHER ASSETS, LESS LIABILITIES - 1.6%		5,779,128
NET ASSETS - 100%		$351,790,274

ADR - American Depositary Receipt

*Non-income producing security.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2025 was $11,825,154, which represented 3.4% of the Series’ Net Assets.

2Rate shown is the current yield as of April 30, 2025.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:
United Kingdom - 22.9% and United States - 11.1%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

2

Overseas Series

Statement of Assets and Liabilities
April 30, 2025 (unaudited)

ASSETS:

Investments, at value (identified cost $308,131,027) (Note 2)	$346,011,146
Foreign currency, at value (identified cost $8,060)	8,239
Receivable for securities sold.	3,577,054
Foreign tax reclaims receivable	2,010,789
Dividends receivable	639,796
Receivable for fund shares sold	1,314

TOTAL ASSETS	352,248,338

LIABILITIES:

Due to custodian	5,843
Accrued management fees[1]	128,097
Accrued sub-transfer agent fees[1]	96,787
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	32,864
Accrued fund accounting and administration fees[1]	30,850
Directors' fees payable[1]	26,783
Professional fees payable	46,821
Accrued custodian fees	45,308
Payable for fund shares repurchased	16,029
Distributions payable	16
Other payables and accrued expenses	28,666

TOTAL LIABILITIES	458,064

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$351,790,274

NET ASSETS CONSIST OF:

Capital stock	$101,310
Additional paid-in-capital	656,527,984
Total distributable earnings (loss)	(304,839,020)

TOTAL NET ASSETS	$351,790,274

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($167,714,371/4,828,957 shares)	$34.73

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($70,853,463/2,043,288 shares)	$34.68

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($709,084/20,316 shares)	$34.90

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($112,513,356/3,238,410 shares)	$34.74

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

3

Overseas Series

Statement of Operations
For the Six Months Ended April 30, 2025 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $218,776)	$2,893,102

EXPENSES:
Management fees (Note 3)	1,474,332
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	204,825
Sub-transfer agent fees (Note 3)	143,808
Fund accounting and administration fees (Note 3)	58,609
Directors’ fees (Note 3)	41,342
Chief Compliance Officer service fees (Note 3)	4,092
Custodian fees	76,572
Miscellaneous	143,892

Total Expenses	2,147,472
Less reduction of expenses (Note 3)	(657,342)

Net Expenses	1,490,130

NET INVESTMENT INCOME	1,402,972

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments (net of foreign capital gains tax of $16,487)	49,330,610
Foreign currency and translation of other assets and liabilities	(97,642)
Payments by affiliate	334,195

49,567,163
Net change in unrealized appreciation (depreciation) on-
Investments	(30,328,719)
Foreign currency and translation of other assets and liabilities	88,052

(30,240,667)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	19,326,496

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,729,468

The accompanying notes are an integral part of the financial statements.

4

Overseas Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/25 (UNAUDITED)	FOR THE YEAR ENDED 10/31/24
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,402,972	$7,913,343
Net realized gain (loss) on investments, foreign currency and payments by affiliate	49,567,163	25,159,625
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(30,240,667)	97,331,581

Net increase (decrease) from operations	20,729,468	130,404,549

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(1,616,198)	(1,550,005)
Class I	(865,869)	(979,237)
Class W	(5,272,188)	(5,175,956)
Class Z	(1,442,300)	(1,775,039)

Total distributions to shareholders	(9,196,555)	(9,480,237)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(283,668,442)	(60,303,546)

Net increase (decrease) in net assets	(272,135,529)	60,620,766

NET ASSETS:

Beginning of period	623,925,803	563,305,037

End of period	$351,790,274	$623,925,803

The accompanying notes are an integral part of the financial statements.

5

Overseas Series

Financial Highlights - Class S

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/25 (UNAUDITED)		10/31/24	10/31/23	10/31/22		10/31/21	10/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$33.32		$27.42	$24.91	$37.19		$27.36	$24.14
Income (loss) from investment operations:
Net investment income[1]	0.04		0.22	0.28	0.26		0.18	0.19
Net realized and unrealized gain (loss) on investments	1.70		5.97	2.36	(12.02)		9.83	3.34	[2]
Total from investment operations	1.74		6.19	2.64	(11.76)		10.01	3.53
Less distributions to shareholders:
From net investment income	(0.33)		(0.29)	(0.13)	(0.52)		(0.18)	(0.31)

Net asset value - End of period	$34.73		$33.32	$27.42	$24.91		$37.19	$27.36
Net assets - End of period (000’s omitted)	$167,714		$167,624	$146,351	$147,439		$222,471	$190,201
Total return[3]	5.25%	[4]	22.68%	10.58%	(32.00%	)[5]	36.72%	14.70%	[2]

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%	[6]	1.05%	1.05%	1.05%		1.05%	1.05%
Net investment income	0.23%	[6]	0.68%	0.97%	0.87%		0.53%	0.77%
Series portfolio turnover	26%		57%	49%	40%		47%	66%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.07%	[6]	0.01%	0.08%	0.04%		0.03%	0.06%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.39. Excluding the proceeds from the settlement, the total return would have been 10.21%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Includes payment received from an affiliate. Excluding this amount total return would have been 5.19%.

5Includes litigation proceeds. Excluding this amount, the total return would have been (32.32%).

6Annualized.

The accompanying notes are an integral part of the financial statements.

6

Overseas Series

Financial Highlights - Class I

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/25 (UNAUDITED)		10/31/24	10/31/23	10/31/22		10/31/21	10/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$33.31		$27.42	$24.92	$37.24		$27.39	$24.22
Income (loss) from investment operations:
Net investment income[1]	0.09		0.33	0.37	0.35		0.28	0.27
Net realized and unrealized gain (loss) on investments	1.69		5.96	2.35	(12.02)		9.85	3.34	[2]
Total from investment operations	1.78		6.29	2.72	(11.67)		10.13	3.61
Less distributions to shareholders:
From net investment income	(0.41)		(0.40)	(0.22)	(0.65)		(0.28)	(0.44)

Net asset value - End of period	$34.68		$33.31	$27.42	$24.92		$37.24	$27.39
Net assets - End of period (000’s omitted)	$70,853		$70,301	$66,756	$85,187		$117,732	$52,357
Total return[3]	5.42%	[4]	23.06%	10.90%	(31.79%	)[5]	37.16%	15.02%	[2]

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.75%	[6]	0.75%	0.75%	0.75%		0.75%	0.75%
Net investment income	0.53%	[6]	1.02%	1.27%	1.16%		0.81%	1.10%
Series portfolio turnover	26%		57%	49%	40%		47%	66%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.07%	[6]	0.03%	0.04%	0.02%		N/A	0.04%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.60. Excluding the proceeds from the settlement, the total return would have been 10.57%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Includes payment received from an affiliate. Excluding this amount total return would have been 5.35%.

5Includes litigation proceeds. Excluding this amount, the total return would have been (32.10%).

6Annualized.

The accompanying notes are an integral part of the financial statements.

7

Overseas Series

Financial Highlights - Class W

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/25 (UNAUDITED)		10/31/24	10/31/23	10/31/22		10/31/21	10/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$33.63		$27.67	$25.15	$37.57		$27.59	$24.31
Income (loss) from investment operations:
Net investment income[1]	0.15		0.54	0.57	0.57		0.53	0.45
Net realized and unrealized gain (loss) on investments	1.77		6.03	2.36	(12.10)		9.91	3.36	[2]
Total from investment operations	1.92		6.57	2.93	(11.53)		10.44	3.81
Less distributions to shareholders:
From net investment income	(0.65)		(0.61)	(0.41)	(0.89)		(0.46)	(0.53)

Net asset value - End of period	$34.90		$33.63	$27.67	$25.15		$37.57	$27.59
Net assets - End of period (000’s omitted)	$709		$276,374	$238,577	$230,788		$331,922	$267,777
Total return[3]	5.80%	[4]	23.95%	11.66%	(31.31%	)[5]	38.13%	15.80%	[2]

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%	[6]	0.05%	0.05%	0.05%		0.05%	0.05%
Net investment income	0.91%	[6]	1.68%	1.98%	1.87%		1.51%	1.78%
Series portfolio turnover	26%		57%	49%	40%		47%	66%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.68%	[6]	0.65%	0.67%	0.65%		0.64%	0.66%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.35. Excluding the proceeds from the settlement, the total return would have been 11.44%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Includes payment received from an affiliate. Excluding this amount total return would have been 5.74%.

5Includes litigation proceeds. Excluding this amount, the total return would have been (31.61%).

6Annualized.

The accompanying notes are an integral part of the financial statements.

8

Overseas Series

Financial Highlights - Class Z

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/25 (UNAUDITED)		10/31/24	10/31/23	10/31/22		10/31/21	10/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$33.38		$27.47	$24.96	$37.29		$27.41	$24.24
Income (loss) from investment operations:
Net investment income[1]	0.10		0.36	0.40	0.38		0.33	0.29
Net realized and unrealized gain (loss) on investments	1.70		5.97	2.35	(12.04)		9.85	3.34	[2]
Total from investment operations	1.80		6.33	2.75	(11.66)		10.18	3.63
Less distributions to shareholders:
From net investment income	(0.44)		(0.42)	(0.24)	(0.67)		(0.30)	(0.46)

Net asset value - End of period	$34.74		$33.38	$27.47	$24.96		$37.29	$27.41
Net assets - End of period (000’s omitted)	$112,513		$109,628	$111,622	$80,456		$119,148	$72,614
Total return[3]	5.46%	[4]	23.20%	11.01%	(31.75%	)[5]	37.31%	15.11%	[2]

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.65%	[6]	0.65%	0.65%	0.65%		0.65%	0.65%
Net investment income	0.63%	[6]	1.13%	1.37%	1.27%		0.94%	1.14%
Series portfolio turnover	26%		57%	49%	40%		47%	66%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.08%	[6]	0.05%	0.07%	0.05%		0.04%	0.06%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.34. Excluding the proceeds from the settlement, the total return would have been 11.91%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Includes payment received from an affiliate. Excluding this amount total return would have been 5.40%.

5Includes litigation proceeds. Excluding this amount, the total return would have been (32.05%).

6Annualized.

The accompanying notes are an integral part of the financial statements.

9

Overseas Series

Notes to Financial Statements

(unaudited)

1.	Organization

Overseas Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth.

The Series is authorized to issue four classes of shares (Class I, S, W, and Z). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2025, 6.9 billion shares have been designated in total among 15 series, of which 200 million have been designated as Overseas Series Class I common stock, 400 million have been designated as Overseas Series Class S common stock, 75 million have been designated as Overseas Series Class W common stock and 100 million have been designated as Overseas Series Class Z common stock. Effective as of close of business on May 29, 2025, the Overseas Series Class W shares were liquidated and closed.

Class W shares represent fiduciary accounts where the Advisor has sole investment discretion.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;

10

Overseas Series

Notes to Financial Statements (continued)
(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$23,419,960	$—	$23,419,960	$—
Consumer Discretionary	49,116,813	20,605,313	28,511,500	—
Consumer Staples	6,268,303	—	6,268,303	—
Financials	48,766,434	11,244,779	37,521,655	—
Health Care	39,664,474	19,484,944	20,179,530	—
Industrials	59,823,804	15,671,421	44,152,383	—
Information Technology	65,801,583	28,035,661	37,765,922	—
Materials	34,518,387	20,198,023	14,320,364	—
Utilities	4,344,806	4,344,806	—	—
Short-Term Investment	14,286,582	14,286,582	—	—
Total assets	$346,011,146	$133,871,529	$212,139,617	$—

# Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2024 or April 30, 2025.

New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires

11

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

New Accounting Pronouncement (continued)

public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series' financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2025, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2021 through October 31, 2024. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

12

Overseas Series

Notes to Financial Statements (continued)
(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets for investment advisory services.

Under the Agreement, personnel of the Advisor are responsible for management of the Series' portfolio, the execution of securities transactions, and generally administer the affairs of the Fund. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series' expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 0.75% of the average daily net assets

13

Overseas Series

Notes to Financial Statements (continued)
(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

of the Class I shares, 0.80% of the average daily net assets of the Class S shares, 0.65% of the average daily net assets of the Class Z shares, and 0.05% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $469,429 in management fees for Class W shares for the six months ended April 30, 2025. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $58,267, $23,772, $64,038 and $41,836 for Class S, Class I, Class W and Class Z shares, respectively, for the six months ended April 30, 2025. These amounts are included as a reduction of expenses on the Statement of Operations. For the six months ended April 30, 2025, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

As of April 30, 2025, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING OCTOBER 31,
	2025	2026	2027	2028	TOTAL
Class S	$80,651	$132,790	$23,890	$58,267	$295,598
Class I	21,856	33,490	26,010	23,772	105,128
Class W	147,958	173,894	149,473	64,038	535,363
Class Z	53,288	68,734	68,943	41,836	232,801

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Overseas Series was reimbursed $334,195 by the Advisor, which is included in payments by affiliates in the Statements of Operations, related to an operational error that occurred during the six months ended April 30, 2025.

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Chief Legal Officer, President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of

14

Overseas Series

Notes to Financial Statements (continued)
(unaudited)

4.	Segment Reporting (continued)

the Series as a whole and the Series' long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series' financial statements.

5.	Purchases and Sales of Securities

For the six months ended April 30, 2025, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $124,839,921 and $408,957,367, respectively. There were no purchases or sales of U.S. Government securities.

6.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of Overseas Series were:

CLASS S	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	104,068	$3,519,725	302,401	$9,882,227
Reinvested	47,965	1,595,314	49,813	1,529,265
Repurchased	(353,601)	(11,872,730)	(659,843)	(21,248,345)
Total	(201,568)	$(6,757,691)	(307,629)	$(9,836,853)

CLASS I	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	70,439	$2,350,578	270,068	$8,608,287
Reinvested	26,094	865,537	31,980	978,917
Repurchased	(163,798)	(5,469,566)	(626,243)	(20,440,679)
Total	(67,265)	$(2,253,451)	(324,195)	$(10,853,475)

CLASS W	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	75,420	$2,532,108	387,090	$12,584,260
Reinvested	155,508	5,176,879	165,989	5,097,523
Repurchased	(8,428,503)	(281,000,061)	(955,929)	(30,840,652)
Total	(8,197,575)	$(273,291,074)	(402,850)	$(13,158,869)

CLASS Z	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	454,133	$15,216,894	231,163	$7,134,503
Reinvested	43,385	1,441,248	57,276	1,755,505
Repurchased	(542,914)	(18,024,368)	(1,067,380)	(35,344,357)
Total	(45,396)	$(1,366,226)	(778,941)	$(26,454,349)

15

Overseas Series

Notes to Financial Statements (continued)
(unaudited)

6.	Capital Stock Transactions (continued)

At April 30, 2025, one shareholder owned 24% of the Series. In addition, the Advisor and its affiliates owned 1% of the Series. Approximately 42% of the shares oustanding (representing Class W) are fiduciary accounts where the Advisor has sole investment discretion.

7.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2025 unless extended or renewed. During the Six Months ended April 30, 2025, the Series did not borrow under the line of credit.

8.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2025.

9.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2024 were as follows:

Ordinary income	$9,480,237

At April 30, 2025, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$308,785,874
Unrealized appreciation	53,116,471
Unrealized depreciation	(15,891,199)
Net unrealized appreciation	$37,225,272

16

Overseas Series

Notes to Financial Statements (continued)
(unaudited)

10.	Federal Income Tax Information (continued)

At October 31, 2024, the Series had net short-term capital loss carryforwards of $23,803,901 and net long-term capital loss carryforwards of $367,667,673, which may be carried forward indefinitely.

11.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

12.	Subsequent Event

Effective as of close of business on May 29, 2025, the Overseas Series Class W shares were liquidated and closed.

17

{This page intentionally left blank}

18

Overseas Series

Literature Requests
(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier's web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

5. Financial Statement and Other Information - Annual

6. Financial Statement and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNOVS-04/25-SAR

19

www.manning-napier.com

Manning & Napier Fund, Inc.

Pro-Blend® Conservative Term Series
Pro-Blend® Moderate Term Series
Pro-Blend® Extended Term Series
Pro-Blend® Maximum Term Series

Investment Portfolio - April 30, 2025

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS - 20.6%

Communication Services - 1.2%
Interactive Media & Services - 1.2%
Alphabet, Inc. - Class A	12,326	$1,957,369
Meta Platforms, Inc. - Class A	3,179	1,745,271
Total Communication Services		3,702,640
Consumer Discretionary - 2.5%
Automobiles - 0.4%
Ferrari N.V. (Italy)	2,508	1,158,144
Broadline Retail - 0.8%
Amazon.com, Inc.*	10,591	1,953,193
MercadoLibre, Inc. (Brazil)*	266	620,006
		2,573,199
Hotels, Restaurants & Leisure - 0.4%
Chipotle Mexican Grill, Inc.*	23,466	1,185,502
Household Durables - 0.4%
Persimmon plc - ADR (United Kingdom)	16,498	573,800
Taylor Wimpey plc - ADR (United Kingdom)	39,946	631,926
		1,205,726
Textiles, Apparel & Luxury Goods - 0.5%
Hermes International SCA - ADR (France)	6,330	1,733,977
Total Consumer Discretionary		7,856,548
Consumer Staples - 0.6%
Beverages - 0.6%
The Coca-Cola Co.	23,968	1,738,878
Financials - 3.1%
Banks - 0.4%
HDFC Bank Ltd. - ADR (India)	16,049	1,166,602
Capital Markets - 1.3%
BlackRock, Inc.	584	533,928
Deutsche Boerse AG - ADR (Germany)	19,910	638,713
Intercontinental Exchange, Inc.	3,727	626,024
Moody's Corp.	1,895	858,662
Nasdaq, Inc.	8,346	636,049
S&P Global, Inc.	1,163	581,558
		3,874,934
Financial Services - 1.4%
Fiserv, Inc.*	3,866	713,548
Mastercard, Inc. - Class A	4,126	2,261,295
Visa, Inc. - Class A	4,398	1,519,509
		4,494,352
Total Financials		9,535,888
Health Care - 3.3%
Biotechnology - 0.4%
Vertex Pharmaceuticals, Inc.*	2,472	1,259,484
Health Care Equipment & Supplies - 0.2%
Intuitive Surgical, Inc.*	1,134	584,917

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services - 1.1%
Danaher Corp.	2,836	$565,300
Lonza Group AG - ADR (Switzerland)	17,684	1,263,698
Thermo Fisher Scientific, Inc.	3,968	1,702,272
		3,531,270
Pharmaceuticals - 1.6%
AstraZeneca plc - ADR (United Kingdom)	31,447	2,257,580
Johnson & Johnson	8,864	1,385,532
Roche Holding AG - ADR	28,867	1,176,908
		4,820,020
Total Health Care		`10,195,691
Industrials - 3.5%
Aerospace & Defense - 1.1%
BAE Systems plc - ADR (United Kingdom)	6,188	576,907
HEICO Corp. - Class A	4,579	920,059
L3Harris Technologies, Inc.	8,418	1,852,128
		3,349,094
Air Freight & Logistics - 0.5%
Deutsche Post AG - ADR (Germany)	37,767	1,617,183
Building Products - 0.2%
Masco Corp.	8,013	485,668
Commercial Services & Supplies - 0.6%
Copart, Inc.*	20,226	1,234,393
Rollins, Inc.	11,376	649,911
		1,884,304
Ground Transportation - 0.7%
Canadian National Railway Co. (Canada).	6,209	601,155
CSX Corp.	19,627	550,930
Norfolk Southern Corp.	2,503	560,797
Union Pacific Corp.	2,441	526,426
		2,239,308
Professional Services - 0.4%
TransUnion	14,298	1,186,162
Total Industrials		10,761,719
Information Technology - 4.6%
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. - Class A	7,597	584,589
Halma plc - ADR (United Kingdom)	7,886	594,920
		1,179,509
IT Services - 0.3%
Globant S.A. *	7,240	851,207
Semiconductors & Semiconductor Equipment - 1.1%
Infineon Technologies AG - ADR (Germany)	25,968	856,165
NVIDIA Corp.	11,639	1,267,720

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2025

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	7,775	$1,296,015
		3,419,900
Software - 2.8%
Atlassian Corp. - Class A *	2,711	618,949
Cadence Design Systems, Inc.*	7,723	2,299,446
Microsoft Corp.	7,363	2,910,299
ServiceNow, Inc.*	1,233	1,177,527
Synopsys, Inc.*	1,302	597,631
Workday, Inc. - Class A*	4,953	1,213,485
		8,817,337
Total Information Technology		14,267,953
Materials - 1.2%
Chemicals - 1.0%
Air Liquide S.A. - ADR (France)	42,400	1,735,432
The Sherwin-Williams Co.	1,760	621,139
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	19,336	661,291
		3,017,862
Paper & Forest Products - 0.2%
West Fraser Timber Co. Ltd. (Canada)	11,262	833,163
Total Materials		3,851,025
Real Estate - 0.6%
Real Estate Management & Development - 0.4%
CBRE Group, Inc. - Class A*	9,701	1,185,268
Specialized REITs - 0.2%
Extra Space Storage, Inc.	3,999	585,934
Total Real Estate		1,771,202
TOTAL COMMON STOCKS
(Identified Cost $56,134,203)		63,681,544

CORPORATE BONDS - 18.9%

Non-Convertible Corporate Bonds- 18.9%
Communication Services - 1.5%
Entertainment - 0.6%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	1,940,000	1,811,704
Interactive Media & Services - 0.4%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	1,320,000	1,299,097
Media - 0.5%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	400,000	393,289

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Media (continued)
The Walt Disney Co., 6.65%, 11/15/2037	920,000	$1,035,785
		1,429,074
Total Communication Services		4,539,875

Consumer Discretionary - 1.2%
Broadline Retail - 0.7%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037	2,790,000	2,400,379
Household Durables - 0.4%
DR Horton, Inc., 4.85%, 10/15/2030	1,160,000	1,163,528
Specialty Retail - 0.1%
Ross Stores, Inc., 1.875%, 4/15/2031	380,000	321,706

Total Consumer Discretionary		3,885,613

Energy - 2.3%
Energy Equipment & Services - 0.2%
Borr IHC Ltd. - Borr Finance LLC (Mexico), 10.00%, 11/15/2028[2]	324,390	272,173
Telford Finco (United Arab Emirates), 11.00%, 11/6/2029	350,000	340,645
		612,818
Oil, Gas & Consumable Fuels - 2.1%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025 (Acquired 09/10/2020-10/29/2021, cost $383,991)[3]	389,843	357,050
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,810,000	1,900,383
Energy Transfer LP
7.375%, 2/1/2031[2]	1,250,000	1,308,149
6.50%, 2/1/2042	1,890,000	1,889,762
Kinder Morgan, Inc., 4.80%, 2/1/2033	920,000	882,452
New Fortress Energy, Inc., 8.75%, 3/15/2029[2]	345,000	183,110
		6,520,906
Total Energy		7,133,724

Financials - 8.9%
Banks - 5.9%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	2,050,000	1,809,174
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	1,870,000	1,805,534
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[4]	1,220,000	1,217,385

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2025

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[4]	545,000	$565,996
Huntington Bancshares, Inc., 2.55%, 2/4/2030	1,420,000	1,277,862
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	3,050,000	3,022,987
KeyBank NA, 5.85%, 11/15/2027	1,170,000	1,201,172
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.322%), 5.812%, 6/12/2026[4]	1,800,000	1,801,020
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[4]	1,970,000	1,815,522
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[4]	1,890,000	1,894,476
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[4]	1,840,000	1,880,037
		18,291,165
Capital Markets - 0.9%
Carlyle Secured Lending, Inc., 6.75%, 2/18/2030..	106,000	106,920
The Depository Trust & Clearing Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.606%), 3.375%[2,4,5]	500,000	481,111
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[2]	330,000	323,075
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	1,810,000	1,831,265
		2,742,371
Consumer Finance - 0.9%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 3.070%), 7.624%, 10/30/2031[4]	2,170,000	2,413,880
Navient Corp., 6.75%, 6/25/2025	485,000	485,151
		2,899,031
Financial Services - 0.1%
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028..	230,000	198,929
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $250,000)[3]	250,000	217,110
		416,039
Insurance - 1.1%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	660,000	670,380
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	660,000	670,457

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance (continued)
New York Life Global Funding, 4.70%, 1/29/2029[2]	660,000	$667,121
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	1,220,000	1,261,502
		3,269,460
Total Financials		27,618,066

Industrials - 1.2%
Ground Transportation - 0.2%
BNSF Funding Trust I, (3 mo. CME Term U.S. Secured Overnight Financing Rate + 2.350%), 6.613%, 12/15/2055[4]	680,000	680,073
Passenger Airlines - 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	62,618	62,975
United Airlines Pass-Through Trust Series 2018-1, Class B, 4.60%, 3/1/2026	51,269	49,686
Series 2019-2, Class B, 3.50%, 5/1/2028	260,913	247,704
		360,365
Trading Companies & Distributors - 0.9%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,280,000	1,206,873
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,380,000	1,351,136
		2,558,009
Total Industrials		3,598,447

Materials - 0.6%
Metals & Mining - 0.6%
ACG Holdco 1 Ltd. (United Kingdom), 14.75%, 1/13/2029	300,000	301,115
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,593,763	1,568,998
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-05/13/2020, cost $212,263)[3,6]	880,000	9

Total Materials		1,870,122

Real Estate - 2.0%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	460,000	440,991
Retail REITs - 0.8%
Simon Property Group LP, 2.65%, 2/1/2032	2,965,000	2,572,399

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2025

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Specialized REITs - 1.1%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $399,500)[3]	470,000	$475,324
SBA Tower Trust
6.599%, 1/15/2028[2]	1,810,000	1,851,301
4.831%, 10/15/2029[2]	990,000	975,935
		3,302,560
Total Real Estate		6,315,950
Utilities - 1.2%
Electric Utilities - 0.4%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	1,230,000	1,304,111
Independent Power and Renewable Electricity Producers - 0.8%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	2,290,000	2,410,120

Total Utilities		3,714,231

TOTAL CORPORATE BONDS		58,676,028
(Identified Cost $60,086,935)

U.S. TREASURY SECURITIES - 27.2%

U.S. Treasury Notes - 27.2%
U.S. Treasury Note
2.00%, 11/15/2026	6,662,000	6,490,506
2.25%, 11/15/2027	8,699,000	8,410,166
3.125%, 11/15/2028	9,910,000	9,734,252
1.75%, 11/15/2029	14,105,000	12,969,988
0.875%, 11/15/2030	11,208,000	9,573,208
1.375%, 11/15/2031	11,189,000	9,545,616
4.125%, 11/15/2032	8,197,000	8,263,601
4.50%, 11/15/2033	9,031,000	9,293,463
4.25%, 11/15/2034	9,812,000	9,873,325
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $83,444,332)		84,154,125

ASSET-BACKED SECURITIES - 7.1%

ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[2]	1,550,000	1,569,269
Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/2032[2]	1,075,715	1,087,976
CF Hippolyta Issuer LLC, Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	2,698,356	2,656,552
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	850,000	885,452
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	560,210	514,136

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

DataBank Issuer
Series 2021-2A, Class A2, 2.40%, 10/25/2051[2]	1,630,000	$1,556,556
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,500,000	1,479,706
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,600,000	2,477,175
Nelnet Student Loan Trust, Series 2006- 2, Class A7, (U.S. Secured Overnight Financing Rate 90 Day Average + 0.842%), 5.205%, 1/26/2037[2,7]	1,462,043	1,430,922
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	220,000	222,486
Oxford Finance Funding LLC
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,701,464	1,689,216
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,312,511	2,321,582
PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	604,183	598,126
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	998,697	1,021,211
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	466,094	470,832
Store Master Funding I-VII and XIV, Series 2019-1, Class A1, 2.82%, 11/20/2049[2]	2,071,852	2,000,342
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $22,107,981)		21,981,539

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.8%

BMO Mortgage Trust, Series 2024-5C7, Class A3, 5.566%, 11/15/2057[8]	570,000	587,599
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,8]	46,567	43,823
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,8]	261,293	230,318
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,8]	149,123	129,801
Fannie Mae REMICS
Series 2018-13, Class PA, 3.00%, 3/25/2048	1,514,172	1,326,409
Series 2018-31, Class KP, 3.50%, 7/25/2047	29,288	28,874
Series 2021-69, Class WJ, 1.50%, 10/25/2050	1,003,228	856,975
Finance of America Structured Securities Trust, Series 2022-S6, Class A1, 3.00%, 7/25/2061[2]	1,115,578	1,097,135
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,644,406	1,445,125

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2025

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage-Backed Securities Trust Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,7]	1,325,569	$1,228,375
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,8]	1,048,431	925,639
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,8]	1,058,589	935,591
Series 2022-PJ1, Class A8, 2.50%, 5/28/2052[2,8]	1,639,254	1,427,420
Imperial Fund Mortgage Trust
Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,8]	1,138,062	976,968
Series 2022-NQM1, Class A1, 2.493%, 2/25/2067[2,8]	2,067,357	1,851,172
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,8]	110,495	108,386
Series 2017-3, Class 1A3, 3.50%, 8/25/2047[2,8]	26,265	23,907
Series 2017-6, Class A3, 3.50%, 12/25/2048[2,8]	57,560	52,150
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,8]	243,914	235,118
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,8]	233,836	226,527
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,8]	330,297	315,876
NYMT Loan Trust, Series 2022-CP1, Class A1, 2.042%, 7/25/2061[2]	1,143,334	1,063,080
OBX Trust
Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,8]	1,958,723	1,656,423
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,9]	1,091,549	1,095,688
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 10.311%, 7/25/2029 (Acquired 07/24/2023, cost $2,417,630)[3,7]	2,417,630	2,417,374
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,8]	542,888	503,555
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,8]	1,317,745	1,118,996
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,8]	2,212,067	1,778,924
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[8]	123,892	106,047
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]	1,001,758	900,484
Series 2013-7, Class A2, 3.00%, 6/25/2043[8]	151,204	135,943
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]	186,335	168,048

	SHARES/ PRINCIPAL AMOUNT[1]		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust (continued)
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,8]		57,533	$51,029
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 7.50%, 11/15/2027[2,7]		1,096,982	621,848
Sutherland Commercial Mortgage Trust,
Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,8]		1,209,881	1,150,107
Towd Point Mortgage Trust, Series 2019- HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 5.441%, 10/25/2048[2,7]		298,794	299,608
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,8]		88,680	82,308

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $30,429,090)			27,202,650

FOREIGN GOVERNMENT BONDS - 0.5%

Japan Government Two Year Bond, Series 456, (Japan), 0.10%, 1/1/2026	JPY	200,000,000	1,395,348
Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/2031	MXN	908,000	43,733
TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,419,481)			1,439,081

MUNICIPAL BONDS - 1.1%
South Carolina Public Service Authority, Series B, Revenue Bond, 1.852%, 12/1/2026 (Identified Cost $3,460,000)		3,460,000	3,335,855

U.S. GOVERNMENT AGENCIES - 12.4%

Mortgage-Backed Securities - 12.4%
Fannie Mae
Pool #MA1834, UMBS, 4.50%, 2/1/2034		185,271	185,292
Pool #MA1903, UMBS, 4.50%, 5/1/2034		176,462	176,467
Pool #886904, UMBS, 6.50%, 9/1/2036		25,173	26,804
Pool #933521, UMBS, 5.00%, 1/1/2038		5,186	5,264
Pool #889260, UMBS, 5.00%, 4/1/2038		5,362	5,442
Pool #889576, UMBS, 6.00%, 4/1/2038		128,301	134,453
Pool #975840, UMBS, 5.00%, 5/1/2038		19,212	19,489
Pool #995196, UMBS, 6.00%, 7/1/2038		160,291	167,693

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2025

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #986458, UMBS, 6.00%, 8/1/2038	2,090	$2,191
Pool #987831, UMBS, 6.00%, 9/1/2038	7,989	8,370
Pool #990897, UMBS, 6.00%, 9/1/2038	13,338	13,982
Pool #AD0220, UMBS, 6.00%, 10/1/2038	22,207	23,232
Pool #257497, UMBS, 6.00%, 12/1/2038	5,889	6,173
Pool #971022, UMBS, 5.00%, 1/1/2039	10,446	10,597
Pool #AA1810, UMBS, 5.00%, 1/1/2039	29,646	30,076
Pool #983686, UMBS, 5.00%, 2/1/2039	12,577	12,758
Pool #AE0604, UMBS, 6.00%, 7/1/2039	147,512	154,323
Pool #AA6788, UMBS, 6.00%, 8/1/2039	103,004	108,186
Pool #AC0463, UMBS, 5.00%, 11/1/2039	11,453	11,620
Pool #AC5111, UMBS, 5.00%, 11/1/2039	23,876	24,224
Pool #MA0258, UMBS, 4.50%, 12/1/2039	249,951	248,161
Pool #MA0259, UMBS, 5.00%, 12/1/2039	14,592	14,805
Pool #AC8573, UMBS, 5.00%, 1/1/2040	18,749	19,022
Pool #AL1595, UMBS, 6.00%, 1/1/2040	145,395	152,367
Pool #AE0061, UMBS, 6.00%, 2/1/2040	62,715	65,743
Pool #AL0152, UMBS, 6.00%, 6/1/2040	253,192	265,332
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,022,193	1,806,245
Pool #AI5172, UMBS, 4.00%, 8/1/2041	131,076	127,085
Pool #AL1410, UMBS, 4.50%, 12/1/2041	282,405	279,781
Pool #AB4300, UMBS, 3.50%, 1/1/2042	65,171	61,121
Pool #MA4633, UMBS, 3.50%, 6/1/2042	1,051,313	987,390
Pool #MA4687, UMBS, 4.00%, 6/1/2042	2,555,687	2,427,474
Pool #MA4934, UMBS, 5.00%, 2/1/2043	1,459,808	1,466,005
Pool #FS4616, UMBS, 5.00%, 5/1/2043	3,051,252	3,059,928
Pool #AL7729, UMBS, 4.00%, 6/1/2043	146,415	141,957

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #BC8677, UMBS, 4.00%, 5/1/2046	74,225	$70,390
Pool #BD6997, UMBS, 4.00%, 10/1/2046	93,880	89,018
Pool #BE3812, UMBS, 4.00%, 12/1/2046	106,680	101,155
Pool #BE7845, UMBS, 4.50%, 2/1/2047	120,483	117,409
Pool #AL8674, 5.633%, 1/1/2049	423,617	438,594
Pool #FS9332, UMBS, 3.00%, 3/1/2050	1,987,150	1,763,068
Pool #MA4020, UMBS, 3.00%, 5/1/2050	3,732,850	3,260,222
Pool #FS4339, UMBS, 3.00%, 12/1/2050	1,636,234	1,438,665
Pool #FS4511, UMBS, 4.00%, 8/1/2051	3,303,594	3,110,015
Pool #FS2998, UMBS, 3.50%, 4/1/2052	1,202,758	1,095,321
Pool #FS4925, UMBS, 3.50%, 4/1/2052	3,503,297	3,190,365
Pool #MA4807, UMBS, 5.50%, 11/1/2052	834,851	837,861
Freddie Mac
Pool #C91746, 4.50%, 12/1/2033	26,821	26,928
Pool #C91762, 4.50%, 5/1/2034	254,702	254,965
Pool #G03926, 6.00%, 2/1/2038	106,925	112,174
Pool #G05906, 6.00%, 4/1/2040	15,080	15,820
Pool #G06789, 6.00%, 5/1/2040	85,000	89,173
Pool #A92889, 4.50%, 7/1/2040	389,958	387,528
Pool #RB5167, UMBS, 3.50%, 7/1/2042	1,077,248	1,013,033
Pool #RB5188, UMBS, 4.00%, 10/1/2042	2,139,187	2,034,098
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,786,480	2,444,823
Pool #SD1360, UMBS, 5.50%, 7/1/2052	3,234,373	3,242,600
Pool #SD8276, UMBS, 5.00%, 12/1/2052	1,147,946	1,129,834
Ginnie Mae Pool #671161, 5.50%, 11/15/2037	22,949	23,592

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $39,176,580)		38,535,703

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2025

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 3.4%

Dreyfus Government Cash Management, Institutional Shares, 4.21%[10]
(Identified Cost $10,621,720)	10,621,720	$10,621,720

TOTAL INVESTMENTS - 100.0%		309,628,245
(Identified Cost $306,880,322)
OTHER ASSETS, LESS LIABILITIES - 0.0%##		90,214
NET ASSETS - 100%		$309,718,459

ADR - American Depositary Receipt

JPY - Japanese Yen

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

##Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2025 was $56,610,560, which represented 18.3% of the Series’ Net Assets.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at April 30, 2025 was $3,466,867, or 1.1% of the Series’ Net Assets.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2025.

5Security is perpetual in nature and has no stated maturity date.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Floating rate security. Rate shown is the rate in effect as of April 30, 2025.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2025.

9Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of April 30, 2025.

10Rate shown is the current yield as of April 30, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series

April 30, 2025 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $306,880,322) (Note 2)	$309,628,245
Cash	19,078
Foreign currency, at value (identified cost $42)	43
Interest receivable	2,023,082
Receivable for securities sold	656,093
Dividends receivable	93,757
Foreign tax reclaims receivable	60,915
Receivable for fund shares sold	50,081
Prepaid expenses	5,699

TOTAL ASSETS	312,536,993

LIABILITIES:

Accrued sub-transfer agent fees[1]	101,290
Accrued management fees[1]	91,249
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L)[1]	86,426
Accrued fund accounting and administration fees[1]	30,519
Directors’ fees payable[1]	13,181
Payable for fund shares repurchased	1,241,714
Payable for securities purchased	1,159,441
Other payables and accrued expenses	94,714

TOTAL LIABILITIES	2,818,534

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$309,718,459

NET ASSETS CONSIST OF:

Capital stock	$235,748
Additional paid-in-capital	308,562,980
Total distributable earnings (loss)	919,731

TOTAL NET ASSETS	$309,718,459

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series

April 30, 2025 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($166,808,924/12,713,113 shares)	$13.12

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($69,999,389/5,331,849 shares)	$13.13

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R
($12,987,159/987,214 shares)	$13.16

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L
($58,065,593/4,401,426 shares)	$13.19

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($1,857,394/141,175 shares)	$13.16

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Conservative Term Series

For the Six Months Ended April 30, 2025 (unaudited)

INVESTMENT INCOME:

Interest	$5,631,574
Dividends (net of foreign taxes withheld, $20,451)	444,001

Total Investment Income	6,075,575

EXPENSES:

Management fees (Note 3)	638,871
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	293,006
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	218,186
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	33,728
Sub-transfer agent fees (Note 3).	143,931
Fund accounting and administration fees (Note 3)	56,280
Directors’ fees (Note 3)	22,257
Chief Compliance Officer service fees (Note 3)	4,092
Transfer agent fees	52,103
Custodian fees	15,113
Miscellaneous	114,344

Total Expenses	1,591,911
Less reduction of expenses (Note 3)	(21,754)

Net Expenses	1,570,157

NET INVESTMENT INCOME	4,505,418

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on
Investments (net of foreign capital gains tax of $5,899)	2,748,445
Foreign currency and translation of other assets and liabilities	(2,716)
2,745,729
Net change in unrealized appreciation (depreciation) on
Investments in securities	(1,324,277)
Foreign currency and translation of other assets and liabilities	(409)
(1,324,686)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	1,421,043

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,926,461

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Conservative Term Series

	FOR THE SIX MONTHS ENDED 4/30/25 (UNAUDITED)	FOR THE YEAR ENDED 10/31/24
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$4,505,418	$10,425,914
Net realized gain (loss) on investments and foreign currency	2,745,729	1,759,956
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(1,324,686)	27,916,560

Net increase (decrease) from operations	5,926,461	40,102,430

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(5,785,683)	(5,295,197)
Class I	(2,508,355)	(2,061,217)
Class R	(427,912)	(398,984)
Class L	(1,468,644)	(1,539,000)
Class W	(72,152)	(54,109)
Total distributions to shareholders	(10,262,746)	(9,348,507)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(18,730,925)	(37,844,161)

Net increase (decrease) in net assets	(23,067,210)	(7,090,238)

NET ASSETS:

Beginning of period	332,785,669	339,875,907

End of period	$309,718,459	$332,785,669

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class S

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/25
	(UNAUDITED)		10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.30		$12.16	$12.11	$14.61	$14.47	$14.23
Income (loss) from investment operations:
Net investment income[1]	0.19		0.40	0.34	0.16	0.17	0.21
Net realized and unrealized gain (loss) on investments	0.06		1.09	0.09	(1.94)	1.34	0.59 [2]
Total from investment operations	0.25		1.49	0.43	(1.78)	1.51	0.80
Less distributions to shareholders:
From net investment income	(0.43)		(0.35)	(0.20)	(0.08)	(0.19)	(0.21)
From net realized gain on investments	—		—	(0.18)	(0.64)	(1.18)	(0.35)
Total distributions to shareholders	(0.43)		(0.35)	(0.38)	(0.72)	(1.37)	(0.56)

Net asset value - End of period	$13.12		$13.30	$12.16	$12.11	$14.61	$14.47
Net assets - End of period (000’s omitted)	$166,809		$181,829	$189,940	$218,606	$291,698	$294,276
Total return[3]	1.90%		12.39%	3.49%	(12.77% )	10.99%	5.86% [2]

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.90%	[4]	0.90% [5]	0.90%	0.88%	0.87%	0.87%
Net investment income	2.90%	[4]	3.12%	2.74%	1.23%	1.15%	1.47%
Series portfolio turnover	24%		59%	59%	79%	73%	108%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.01%	[4]	N/A	0.03%	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. These proceeds impacted the net realized and unrealized gain (loss) on investments per share by less than $0.01. Excluding the proceeds from the settlement, the total return would have been 5.78%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have 0.88%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class I

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/25
	(UNAUDITED)		10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.32		$12.17	$12.14	$14.95	$15.43	$15.38
Income (loss) from investment operations:
Net investment income[1]	0.20		0.44	0.37	0.20	0.20	0.27
Net realized and unrealized gain (loss) on investments	0.06		1.08	0.09	(1.93)	1.40	0.64 [2]
Total from investment operations	0.26		1.52	0.46	(1.73)	1.60	0.91
Less distributions to shareholders:
From net investment income	(0.46)		(0.37)	(0.25)	(0.16)	(0.38)	(0.36)
From net realized gain on investments	—		—	(0.18)	(0.92)	(1.70)	(0.50)
Total distributions to shareholders	(0.46)		(0.37)	(0.43)	(1.08)	(2.08)	(0.86)

Net asset value - End of period	$13.13		$13.32	$12.17	$12.14	$14.95	$15.43
Net assets - End of period (000’s omitted)	$69,999		$73,614	$68,157	$85,498	$115,216	$99,139
Total return[3]	2.08%		12.65%	3.73%	(12.50% )	11.16%	6.27% [2]

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.65%	[4]	0.65% [5]	0.65%	0.63%	0.62%	0.60%
Net investment income	3.15%	[4]	3.37%	2.98%	1.48%	1.40%	1.77%
Series portfolio turnover	24%		59%	59%	79%	73%	108%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.01%	[4]	N/A	0.02%	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. These proceeds impacted the net realized and unrealized gain (loss) on investments per share by less than $0.01. Excluding the proceeds from the settlement, the total return would have been 6.17%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have 0.63%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class R

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/25
	(UNAUDITED)		10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.32		$12.18	$12.13	$15.05	$15.63	$15.64
Income (loss) from investment operations:
Net investment income[1]	0.17		0.38	0.31	0.14	0.14	0.20
Net realized and unrealized gain (loss) on investments	0.06		1.09	0.08	(1.95)	1.44	0.65 [2]
Total from investment operations	0.23		1.47	0.39	(1.81)	1.58	0.85
Less distributions to shareholders:
From net investment income	(0.40)		(0.33)	(0.16)	(0.12)	(0.35)	(0.32)
From net realized gain on investments	—		—	(0.18)	(0.99)	(1.81)	(0.54)
Total distributions to shareholders	(0.40)		(0.33)	(0.34)	(1.11)	(2.16)	(0.86)

Net asset value - End of period	$13.16		$13.32	$12.18	$12.13	$15.05	$15.63
Net assets - End of period (000’s omitted)	$12,987		$14,382	$14,923	$18,808	$23,527	$22,539
Total return[3]	1.81%		12.25%	3.17%	(12.93% )	10.81%	5.69% [2]

Ratios (to average net assets)/Supplemental Data:
Expenses	1.12%	[4]	1.10%	1.12%	1.08%	1.05%	1.04%
Net investment income	2.68%	[4]	2.92%	2.51%	1.03%	0.96%	1.25%
Series portfolio turnover	24%		59%	59%	79%	73%	108%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. These proceeds impacted the net realized and unrealized gain (loss) on investments per share and total return by less than $0.01 and by less than 0.01%, respectively.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class L

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/25
	(UNAUDITED)		10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.31		$12.21	$12.12	$15.07	$15.64	$15.65
Income (loss) from investment operations:
Net investment income[1]	0.14		0.31	0.25	0.08	0.06	0.12
Net realized and unrealized gain (loss) on investments	0.07		1.09	0.09	(1.97)	1.45	0.65 [2]
Total from investment operations	0.21		1.40	0.34	(1.89)	1.51	0.77
Less distributions to shareholders:
From net investment income	(0.33)		(0.30)	(0.07)	(0.08)	(0.26)	(0.24)
From net realized gain on investments	—		—	(0.18)	(0.98)	(1.82)	(0.54)
Total distributions to shareholders	(0.33)		(0.30)	(0.25)	(1.06)	(2.08)	(0.78)

Net asset value - End of period	$13.19		$13.31	$12.21	$12.12	$15.07	$15.64
Net assets - End of period (000’s omitted)	$58,066		$61,116	$65,223	$73,165	$94,971	$86,903
Total return[3]	1.55%		11.55%	2.71%	(13.44% )	10.26%	5.16% [2]

Ratios (to average net assets)/Supplemental Data:
Expenses	1.63%	[4]	1.61%	1.63%	1.59%	1.58%	1.55%
Net investment income	2.17%	[4]	2.41%	2.00%	0.52%	0.44%	0.79%
Series portfolio turnover	24%		59%	59%	79%	73%	108%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. These proceeds impacted the net realized and unrealized gain (loss) on investments per share and total return by less than $0.01 and by less than 0.01%, respectively.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class W

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/25
	(UNAUDITED)		10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.38		$12.19	$12.18	$14.64	$14.52	$14.28
Income (loss) from investment operations:
Net investment income[1]	0.24		0.51	0.44	0.27	0.28	0.32
Net realized and unrealized gain (loss) on investments	0.07		1.08	0.09	(1.94)	1.35	0.59 [2]
Total from investment operations	0.31		1.59	0.53	(1.67)	1.63	0.91
Less distributions to shareholders:
From net investment income	(0.53)		(0.40)	(0.34)	(0.15)	(0.33)	(0.32)
From net realized gain on investments	—		—	(0.18)	(0.64)	(1.18)	(0.35)
Total distributions to shareholders	(0.53)		(0.40)	(0.52)	(0.79)	(1.51)	(0.67)

Net asset value - End of period	$13.16		$13.38	$12.19	$12.18	$14.64	$14.52
Net assets - End of period (000’s omitted)	$1,857		$1,845	$1,633	$1,623	$1,985	$1,775
Total return[3]	2.33%		13.29%	4.32%	(12.07% )	11.84%	6.66% [2]

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10%	[4]	0.10%	0.10%	0.10%	0.10%	0.09%
Net investment income	3.70%	[4]	3.92%	3.55%	2.03%	1.92%	2.26%
Series portfolio turnover	24%		59%	59%	79%	73%	108%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.47%	[4]	0.46%	0.47%	0.44%	0.42%	0.40%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. These proceeds impacted the net realized and unrealized gain (loss) on investments per share and total return by less than $0.01 and by less than 0.01%, respectively.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2025
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS - 41.4%

Communication Services - 2.6%
Interactive Media & Services - 2.6%
Alphabet, Inc. - Class A	27,346	$4,342,545
Meta Platforms, Inc. - Class A	6,111	3,354,939
Total Communication Services		7,697,484
Consumer Discretionary - 5.0%
Automobiles - 0.8%
Ferrari N.V. (Italy)	4,810	2,221,162
Broadline Retail - 1.6%
Amazon.com, Inc.*	19,157	3,532,934
MercadoLibre, Inc. (Brazil)*	514	1,198,057
		4,730,991
Hotels, Restaurants & Leisure - 0.8%
Chipotle Mexican Grill, Inc.*	47,103	2,379,643
Household Durables - 0.7%
Persimmon plc - ADR (United Kingdom)	31,776	1,105,169
Taylor Wimpey plc - ADR (United Kingdom)	69,526	1,099,867
		2,205,036
Textiles, Apparel & Luxury Goods - 1.1%
Hermes International SCA - ADR (France)	12,218	3,346,877
Total Consumer Discretionary		14,883,709
Consumer Staples - 1.1%
Beverages - 1.1%
The Coca-Cola Co.	46,493	3,373,067
Financials - 6.4%
Banks - 0.8%
HDFC Bank Ltd. - ADR (India)	30,980	2,251,936
Capital Markets - 2.6%
BlackRock, Inc.	1,199	1,096,198
Deutsche Boerse AG - ADR (Germany)	38,838	1,245,923
Intercontinental Exchange, Inc.	6,765	1,136,317
Moody’s Corp.	3,985	1,805,683
Nasdaq, Inc.	15,024	1,144,979
S&P Global, Inc.	2,446	1,223,123
		7,652,223
Financial Services - 3.0%
Fiserv, Inc.*	7,847	1,448,321
Mastercard, Inc. - Class A	8,175	4,480,390
Visa, Inc. - Class A	8,714	3,010,687
		8,939,398
Total Financials		18,843,557
Health Care - 6.6%
Biotechnology - 0.8%
Vertex Pharmaceuticals, Inc.*	4,478	2,281,541
Health Care Equipment & Supplies - 0.4%
Intuitive Surgical, Inc.*	2,081	1,073,380

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services - 2.2%
Danaher Corp.	5,760	$1,148,141
Lonza Group AG - ADR (Switzerland)	34,148	2,440,216
Thermo Fisher Scientific, Inc.	7,153	3,068,637
		6,656,994
Pharmaceuticals - 3.2%
AstraZeneca plc - ADR (United Kingdom)	62,320	4,473,952
Johnson & Johnson	17,564	2,745,429
Roche Holding AG - ADR	54,374	2,216,828
		9,436,209
Total Health Care		19,448,124
Industrials - 6.9%
Aerospace & Defense - 2.1%
BAE Systems plc - ADR (United Kingdom)	11,919	1,111,208
HEICO Corp. - Class A	8,745	1,757,133
L3Harris Technologies, Inc.	16,042	3,529,561
		6,397,902
Air Freight & Logistics - 1.1%
Deutsche Post AG - ADR (Germany)	74,667	3,197,241
Building Products - 0.3%
Masco Corp.	15,147	918,060
Commercial Services & Supplies - 1.2%
Copart, Inc.*	40,312	2,460,241
Rollins, Inc.	19,688	1,124,776
		3,585,017
Ground Transportation - 1.5%
Canadian National Railway Co. (Canada)	12,305	1,191,370
CSX Corp.	38,892	1,091,698
Norfolk Southern Corp.	4,959	1,111,064
Union Pacific Corp.	4,836	1,042,932
		4,437,064
Professional Services - 0.7%
TransUnion	24,349	2,019,993
Total Industrials		20,555,277
Information Technology - 9.2%
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. - Class A	14,537	1,118,622
Halma plc - ADR (United Kingdom)	15,246	1,150,158
		2,268,780
IT Services - 0.6%
Globant S.A. *	13,876	1,631,401
Semiconductors & Semiconductor Equipment - 2.1%
Infineon Technologies AG - ADR (Germany)	49,976	1,647,709
NVIDIA Corp.	22,229	2,421,183

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2025
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	13,443	$2,240,813
		6,309,705
Software - 5.7%
Atlassian Corp. - Class A *	4,839	1,104,792
Cadence Design Systems, Inc.*	14,984	4,461,336
Microsoft Corp.	14,623	5,779,887
ServiceNow, Inc.*	2,379	2,271,969
Synopsys, Inc.*	2,241	1,028,642
Workday, Inc. - Class A*	9,556	2,341,220
		16,987,846
Total Information Technology		27,197,732
Materials - 2.5%
Chemicals - 2.0%
Air Liquide S.A. - ADR (France)	81,781	3,347,296
The Sherwin-Williams Co.	3,362	1,186,517
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	37,719	1,289,990
		5,823,803
Paper & Forest Products - 0.5%
West Fraser Timber Co. Ltd. (Canada)	19,407	1,435,730
Total Materials		7,259,533
Real Estate - 1.1%
Real Estate Management & Development - 0.7%
CBRE Group, Inc. - Class A*	18,527	2,263,629
Specialized REITs - 0.4%
Extra Space Storage, Inc.	7,808	1,144,028
Total Real Estate		3,407,657
TOTAL COMMON STOCKS (Identified Cost $108,882,156)		122,666,140

CORPORATE BONDS - 14.7%

Non-Convertible Corporate Bonds- 14.7%
Communication Services - 1.1%
Entertainment - 0.4%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	1,390,000	1,298,077
Interactive Media & Services - 0.3%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	930,000	915,273
Media - 0.4%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	400,000	393,288

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Media (continued)
The Walt Disney Co., 6.65%, 11/15/2037	620,000	$698,029
		1,091,317
Total Communication Services		3,304,667
Consumer Discretionary - 1.0%
Broadline Retail - 0.6%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037	2,200,000	1,892,772
Household Durables - 0.3%
DR Horton, Inc., 4.85%, 10/15/2030	780,000	782,372
Specialty Retail - 0.1%
Ross Stores, Inc., 1.875%, 4/15/2031	255,000	215,882
Total Consumer Discretionary		2,891,026
Energy - 1.8%
Energy Equipment & Services - 0.2%
Borr IHC Ltd. - Borr Finance LLC (Mexico), 10.00%, 11/15/2028[2]	305,854	256,620
Telford Finco (United Arab Emirates), 11.00%, 11/6/2029	300,000	291,982
		548,602
Oil, Gas & Consumable Fuels - 1.6%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025 (Acquired 09/10/2020-09/01/2023, cost $287,486)[3]	319,173	292,324
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,290,000	1,354,417
Energy Transfer LP
7.375%, 2/1/2031[2]	890,000	931,402
6.50%, 2/1/2042	1,350,000	1,349,830
Kinder Morgan, Inc., 4.80%, 2/1/2033	620,000	594,696
New Fortress Energy, Inc., 8.75%, 3/15/2029[2]	335,000	177,802
		4,700,471
Total Energy		5,249,073

Financials - 6.8%
Banks - 4.4%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	1,470,000	1,297,310
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	1,370,000	1,322,771
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[4]	960,000	957,942

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2025
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[4]	330,000	$342,713
Huntington Bancshares, Inc., 2.55%, 2/4/2030	980,000	881,905
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	2,220,000	2,200,338
KeyBank NA, 5.85%, 11/15/2027	770,000	790,515
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.322%), 5.812%, 6/12/2026[4]	1,270,000	1,270,720
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[4]	1,440,000	1,327,083
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[4]	1,320,000	1,323,126
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[4]	1,290,000	1,318,069
		13,032,492
Capital Markets - 0.7%
Carlyle Secured Lending, Inc., 6.75%, 2/18/2030	73,000	73,633
The Depository Trust & Clearing Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.606%), 3.375%[2,4,5]	500,000	481,111
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[2]	325,000	318,180
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	1,230,000	1,244,451
		2,117,375
Consumer Finance - 0.8%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 3.070%), 7.624%, 10/30/2031[4]	1,700,000	1,891,058
Navient Corp., 6.75%, 6/25/2025	475,000	475,148
		2,366,206
Financial Services - 0.1%
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	230,000	198,929
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $250,000)[3]	250,000	217,110
		416,039
Insurance - 0.8%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	470,000	477,392
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	470,000	477,447

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance (continued)
New York Life Global Funding, 4.70%, 1/29/2029[2]	470,000	$475,071
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	860,000	889,255
		2,319,165
Total Financials		20,251,277

Industrials - 0.9%
Ground Transportation - 0.1%
BNSF Funding Trust I, (3 mo. CME Term U.S. Secured Overnight Financing Rate + 2.350%), 6.613%, 12/15/2055[4]	300,000	300,032
Passenger Airlines - 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	45,892	46,154
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.60%, 3/1/2026	47,325	45,864
Series 2019-2, Class B, 3.50%, 5/1/2028	282,260	267,971
		359,989
Trading Companies & Distributors - 0.7%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,020,000	961,726
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	980,000	959,503
		1,921,229
Total Industrials		2,581,250

Materials - 0.5%
Metals & Mining - 0.5%
ACG Holdco 1 Ltd. (United Kingdom), 14.75%, 1/13/2029	300,000	301,115
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,243,913	1,224,584
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $89,149)[3,6]	497,000	5
Total Materials		1,525,704

Real Estate - 1.6%
Industrial REITs - 0.2%
IIP Operating Partnership LP, 5.50%, 5/25/2026	490,000	469,750
Retail REITs - 0.6%
Simon Property Group LP, 2.65%, 2/1/2032	2,130,000	1,847,963

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2025
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Specialized REITs - 0.8%
SBA Tower Trust
1.884%, 1/15/2026[2]	520,000	$508,930
6.599%, 1/15/2028[2]	1,270,000	1,298,979
4.831%, 10/15/2029[2]	710,000	699,913
		2,507,822
Total Real Estate		4,825,535

Utilities - 1.0%
Electric Utilities - 0.3%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	880,000	933,022

Independent Power and Renewable Electricity Producers - 0.7%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	1,780,000	1,873,369

Total Utilities		2,806,391

TOTAL CORPORATE BONDS (Identified Cost $44,475,184)		43,434,923

U.S. TREASURY SECURITIES - 18.8%

U.S. Treasury Bonds - 4.7%
U.S. Treasury Bond
3.00%, 5/15/2047	7,980,000	6,043,603
3.625%, 2/15/2053	9,495,000	7,871,949

Total U.S. Treasury Bonds (Identified Cost $14,522,541)		13,915,552
U.S. Treasury Notes - 14.1%
U.S. Treasury Note
3.125%, 11/15/2028	6,609,000	6,491,794
1.75%, 11/15/2029	7,132,000	6,558,097
0.875%, 11/15/2030	11,889,000	10,154,878
4.125%, 11/15/2032	6,104,000	6,153,595
4.50%, 11/15/2033	6,101,000	6,278,310
4.25%, 11/15/2034	6,058,000	6,095,862

Total U.S. Treasury Notes (Identified Cost $41,008,788)		41,732,536
TOTAL U.S. TREASURY SECURITIES (Identified Cost $55,531,329)		55,648,088

ASSET-BACKED SECURITIES - 5.2%
Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/2032[2]	770,381	779,162
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	921,938	911,280
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	615,000	640,650
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	428,160	392,946

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

DataBank Issuer, Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,600,000	$1,578,353
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,100,000	2,000,795
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	804,498	674,735
Hotwire Funding LLC, Series 2021-1, Class A2, 2.311%, 11/20/2051[2]	1,950,000	1,861,004
Nelnet Student Loan Trust, Series 2012- 3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 5.168%, 3/26/2040[2,7]	120,649	119,088
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	165,000	166,865
Oxford Finance Funding LLC
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,191,024	1,182,451
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,007,260	2,015,134
PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	472,877	468,137
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	685,725	701,183
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	361,059	364,729
SLM Student Loan Trust, Series 2012-7, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.764%), 5.118%, 5/26/2026[7]	1,653,024	1,578,693

TOTAL ASSET-BACKED SECURITIES (Identified Cost $15,712,337)		15,435,205

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.9%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,8]	1,069,056	1,015,634
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,8]	23,945	22,534
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,8]	575,092	466,387
Credit Suisse Mortgage Capital Trust
Series 2013-7, Class A6, 3.50%, 8/25/2043[2,8]	113,274	104,699
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,8]	259,833	233,065
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,8]	227,240	200,301
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,8]	132,764	115,561
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,8]	43,071	40,356
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, 1.194%, 8/25/2066[2,8]	854,176	741,503

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2025
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Fannie Mae REMICS
Series 2018-31, Class KP, 3.50%, 7/25/2047	15,230	$15,015
Series 2021-69, Class WJ, 1.50%, 10/25/2050	782,738	668,629
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,826,276	1,604,954
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	181,393	166,960
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,7]	1,053,993	976,711
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,8]	792,300	699,506
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,8]	811,585	717,287
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,8]	882,436	757,526
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,8]	95,658	93,832
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,8]	10,578	9,381
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,8]	195,115	188,078
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,8]	219,186	212,335
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,8]	247,158	236,368
OBX Trust, Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,9]	803,501	806,548
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 10.311%, 7/25/2029 (Acquired 07/24/2023, cost $1,855,391)[3,7]	1,855,391	1,855,194
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,8]	789,269	732,085
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,8]	978,014	830,505
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,8]	1,689,215	1,358,451
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,8]	1,092,969	888,136
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[8]	185,606	158,873
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]	358,864	322,584
Series 2013-7, Class A2, 3.00%, 6/25/2043[8]	129,193	116,154

		SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust (continued)
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]		161,245	$145,421
Series 2017-6, Class A19, 3.50%, 9/25/2047[2,8]		66,702	59,838
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,8]		65,752	58,318
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 7.50%, 11/15/2027[2,7]		935,875	530,521
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,8]		112,809	107,235
Towd Point Mortgage Trust, Series 2019- HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 5.441%, 10/25/2048[2,7]		156,927	157,354
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,8]		73,047	67,798

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $19,661,514)			17,481,637

FOREIGN GOVERNMENT BONDS - 0.4%

Japan Government Two Year Bond, Series 456, (Japan), 0.10%, 1/1/2026	JPY	165,000,000	1,151,162
Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/2031	MXN	1,081,000	52,066

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $1,197,373)			1,203,228

MUNICIPAL BONDS - 0.3%

South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028 (Identified Cost $955,000)		955,000	893,324

U.S. GOVERNMENT AGENCIES - 9.4%

Mortgage-Backed Securities - 9.4%
Fannie Mae
Pool #MA3463, UMBS, 4.00%, 9/1/2033		236,531	234,082
Pool #MA1834, UMBS, 4.50%, 2/1/2034		178,898	178,918
Pool #MA1903, UMBS, 4.50%, 5/1/2034		132,625	132,629
Pool #889576, UMBS, 6.00%, 4/1/2038		128,417	134,575
Pool #MA3412, UMBS, 3.50%, 7/1/2038		227,537	217,885
Pool #995196, UMBS, 6.00%, 7/1/2038		267,594	279,951

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2025
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AD0207, UMBS, 6.00%, 10/1/2038	48,117	$50,424
Pool #AD0220, UMBS, 6.00%, 10/1/2038	14,671	15,348
Pool #MA0258, UMBS, 4.50%, 12/1/2039	241,598	239,868
Pool #AL1595, UMBS, 6.00%, 1/1/2040	163,264	171,092
Pool #AL0152, UMBS, 6.00%, 6/1/2040	253,421	265,573
Pool #MA4203, UMBS, 2.50%, 12/1/2040	1,681,040	1,501,524
Pool #MA4687, UMBS, 4.00%, 6/1/2042	1,798,446	1,708,222
Pool #AL7068, UMBS, 4.50%, 9/1/2042	79,182	78,615
Pool #MA4934, UMBS, 5.00%, 2/1/2043	2,189,712	2,199,007
Pool #AX5234, UMBS, 4.50%, 11/1/2044	297,742	292,810
Pool #BD1381, UMBS, 3.50%, 6/1/2046	39,080	35,893
Pool #BE7845, UMBS, 4.50%, 2/1/2047	53,780	52,408
Pool #AL8674, 5.633%, 1/1/2049	631,839	654,177
Pool #FS1179, UMBS, 3.50%, 12/1/2049	862,912	791,009
Pool #FS9332, UMBS, 3.00%, 3/1/2050	1,785,555	1,584,206
Pool #MA4020, UMBS, 3.00%, 5/1/2050	2,913,087	2,544,252
Pool #FS4339, UMBS, 3.00%, 12/1/2050	2,208,916	1,942,197
Pool #FS2696, UMBS, 3.00%, 12/1/2051	2,198,150	1,926,397
Pool #FS4925, UMBS, 3.50%, 4/1/2052	1,981,579	1,804,574
Pool #MA4733, UMBS, 4.50%, 9/1/2052	1,134,143	1,086,080
Pool #MA4807, UMBS, 5.50%, 11/1/2052	1,019,482	1,023,157
Pool #MA4868, UMBS, 5.00%, 1/1/2053	1,703,292	1,673,281
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	195,067	195,269
Pool #C91771, 4.50%, 6/1/2034	3,674	3,678
Pool #C91780, 4.50%, 7/1/2034	5,170	5,176
Pool #G03781, 6.00%, 1/1/2038	44,591	46,781
Pool #G03926, 6.00%, 2/1/2038	68,840	72,220
Pool #G05900, 6.00%, 3/1/2040	39,245	41,172
Pool #G05906, 6.00%, 4/1/2040	35,054	36,775
Pool #A92889, 4.50%, 7/1/2040	447,453	444,665
Pool #G08772, 4.50%, 7/1/2047	50,048	48,587
Pool #ZS4751, UMBS, 3.50%, 1/1/2048	100,892	92,485

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #SD1360, UMBS, 5.50%, 7/1/2052	2,526,256	$2,532,681
Pool #SD8276, UMBS, 5.00%, 12/1/2052	1,641,138	1,615,243

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $28,732,325)		27,952,886

SHORT-TERM INVESTMENT - 4.1%

Dreyfus Government Cash Management, Institutional Shares, 4.21%[10]
(Identified Cost $12,096,584)	12,096,584	12,096,584

TOTAL INVESTMENTS - 100.2% (Identified Cost $287,243,802)		296,812,015
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(629,336)
NET ASSETS - 100%		$296,182,679

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2025
(unaudited)

ADR - American Depositary Receipt

JPY - Japanese Yen

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2025 was $38,339,117, which represented 12.9% of the Series’ Net Assets.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at April 30, 2025 was $2,364,633, or 0.8% of the Series’ Net Assets.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2025.

5Security is perpetual in nature and has no stated maturity date.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Floating rate security. Rate shown is the rate in effect as of April 30, 2025.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2025.

9Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of April 30, 2025.

10Rate shown is the current yield as of April 30, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series

April 30, 2025 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $287,243,802) (Note 2)	$296,812,015
Cash	15,030
Foreign currency, at value (identified cost $325)	340
Receivable for securities sold	1,872,265
Interest receivable	1,456,801
Dividends receivable	172,995
Foreign tax reclaims receivable	122,631
Receivable for fund shares sold	21,930
Prepaid expenses	4,905

TOTAL ASSETS	300,478,912

LIABILITIES:

Accrued management fees[1]	138,335
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L)[1]	91,404
Accrued sub-transfer agent fees[1]	74,225
Accrued fund accounting and administration fees[1]	28,891
Directors’ fees payable[1]	12,674
Payable for fund shares repurchased	3,082,127
Payable for securities purchased	779,624
Other payables and accrued expenses	88,953

TOTAL LIABILITIES	4,296,233

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$296,182,679

NET ASSETS CONSIST OF:

Capital stock	$208,282
Additional paid-in-capital	278,470,756
Total distributable earnings (loss)	17,503,641

TOTAL NET ASSETS	$296,182,679

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series

April 30, 2025 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($128,462,374/9,065,148 shares)	$14.17

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($77,126,257/5,418,528 shares)	$14.23

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R
($20,338,985/1,427,080 shares)	$14.25

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L
($70,147,201/4,909,882 shares)	$14.29

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($107,862/7,547 shares)	$14.29

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Moderate Term Series

For the Six Months Ended April 30, 2025 (unaudited)

INVESTMENT INCOME:

Interest	$4,047,085
Dividends (net of foreign taxes withheld, $42,386)	878,237

Total Investment Income	4,925,322

EXPENSES:

Management fees (Note 3)	940,769
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	366,725
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	170,114
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	52,428
Sub-transfer agent fees (Note 3)	104,570
Fund accounting and administration fees (Note 3)	54,124
Directors’ fees (Note 3)	21,962
Chief Compliance Officer service fees (Note 3)	4,092
Transfer agent fees	73,960
Custodian fees	15,510
Miscellaneous	106,405

Total Expenses	1,910,659
Less reduction of expenses (Note 3)	(16,050)

Net Expenses	1,894,609

NET INVESTMENT INCOME	3,030,713

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments (net of foreign capital gains tax of $3,256)	7,152,943
Foreign currency and translation of other assets and liabilities	(2,730)
7,150,213
Net change in unrealized appreciation (depreciation) on-
Investments in securities	(7,772,962)
Foreign currency and translation of other assets and liabilities	(193)
(7,773,155)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(622,942)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,407,771

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Moderate Term Series

	FOR THE
	SIX MONTHS
	ENDED	FOR THE
	4/30/25	YEAR ENDED
	(UNAUDITED)	10/31/24
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,030,713	$7,277,248
Net realized gain (loss) on investments and foreign currency	7,150,213	9,243,656
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(7,773,155)	35,348,342

Net increase (decrease) from operations	2,407,771	51,869,246

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(6,034,865)	(2,794,527)
Class I	(3,956,561)	(1,789,345)
Class R	(876,556)	(390,780)
Class L	(2,686,254)	(1,194,217)
Class W	(5,597)	(2,497)

Total distributions to shareholders	(13,559,833)	(6,171,366)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(21,272,742)	(40,700,735)

Net increase (decrease) in net assets	(32,424,804)	4,997,145

NET ASSETS:

Beginning of period	328,607,483	323,610,338

End of period	$296,182,679	$328,607,483

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/25
	(UNAUDITED)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.69	$12.80	$12.47	$15.88	$14.57	$13.96
Income (loss) from investment operations:
Net investment income[1]	0.15	0.33	0.27	0.13	0.09	0.14
Net realized and unrealized gain (loss) on investments	(0.03)	1.82	0.24	(2.56)	2.13	1.11 [2]
Total from investment operations	0.12	2.15	0.51	(2.43)	2.22	1.25
Less distributions to shareholders:
From net investment income	(0.34)	(0.26)	(0.17)	(0.05)	(0.07)	(0.14)
From net realized gain on investments	(0.30)	—	(0.01)	(0.93)	(0.84)	(0.50)
Total distributions to shareholders	(0.64)	(0.26)	(0.18)	(0.98)	(0.91)	(0.64)
Net asset value - End of period	$14.17	$14.69	$12.80	$12.47	$15.88	$14.57
Net assets - End of period (000’s omitted)	$128,462	$141,534	$140,872	$186,398	$244,965	$237,656
Total return[3]	0.76%	16.95%	4.05%	(16.27% )	15.78%	9.27% [2]
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.08% [4]	1.06% [5]	1.10%	1.07%	1.05%	1.07%
Net investment income	2.06% [4]	2.31%	2.06%	0.94%	0.59%	1.02%
Series portfolio turnover	41%	59%	56%	69%	74%	105%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	0.00%	[6]	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.10. Excluding the proceeds from the settlement, the total return would have been 9.12%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

6Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/25
	(UNAUDITED)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.77	$12.85	$12.53	$16.44	$15.49	$15.14
Income (loss) from investment operations:
Net investment income[1]	0.16	0.36	0.30	0.16	0.12	0.19
Net realized and unrealized gain (loss) on investments	(0.03)	1.84	0.24	(2.58)	2.25	1.17 [2]
Total from investment operations	0.13	2.20	0.54	(2.42)	2.37	1.36
Less distributions to shareholders:
From net investment income	(0.37)	(0.28)	(0.21)	(0.10)	(0.16)	(0.27)
From net realized gain on investments	(0.30)	—	(0.01)	(1.39)	(1.26)	(0.74)
Total distributions to shareholders	(0.67)	(0.28)	(0.22)	(1.49)	(1.42)	(1.01)
Net asset value - End of period	$14.23	$14.77	$12.85	$12.53	$16.44	$15.49
Net assets - End of period (000’s omitted)	$77,126	$88,226	$84,949	$98,235	$127,248	$108,333
Total return[3]	0.83%	17.27%	4.29%	(16.09% )	16.10%	9.37% [2]
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85% [4]	0.85%	0.85%	0.85%	0.84%	0.85%
Net investment income	2.29% [4]	2.53%	2.32%	1.15%	0.79%	1.26%
Series portfolio turnover	41%	59%	56%	69%	74%	105%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.04%	[4]	0.01%	0.05%	0.00%	[5]	N/A	0.01%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.16. Excluding the proceeds from the settlement, the total return would have been 9.27%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class R

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/25
	(UNAUDITED)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.75	$12.86	$12.52	$16.35	$15.32	$14.91
Income (loss) from investment operations:
Net investment income[1]	0.13	0.30	0.25	0.11	0.06	0.10
Net realized and unrealized gain (loss) on investments	(0.03)	1.84	0.23	(2.58)	2.23	1.17 [2]
Total from investment operations	0.10	2.14	0.48	(2.47)	2.29	1.27
Less distributions to shareholders:
From net investment income	(0.30)	(0.25)	(0.13)	(0.07)	(0.10)	(0.17)
From net realized gain on investments	(0.30)	—	(0.01)	(1.29)	(1.16)	(0.69)
Total distributions to shareholders	(0.60)	(0.25)	(0.14)	(1.36)	(1.26)	(0.86)
Net asset value - End of period	$14.25	$14.75	$12.86	$12.52	$16.35	$15.32
Net assets - End of period (000’s omitted)	$20,339	$21,876	$20,749	$21,692	$28,121	$32,824
Total return[3]	0.65%	16.75%	3.77%	(16.43% )	15.62%	8.89% [2]
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.31% [4]	1.28%	1.30%	1.26%	1.26% [5]	1.35%
Net investment income	1.83% [4]	2.09%	1.87%	0.74%	0.39%	0.66%
Series portfolio turnover	41%	59%	56%	69%	74%	105%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	N/A	N/A	N/A	0.01%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.16. These proceeds impacted the total return by less than 0.01%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Includes recoupment of past waived and/or reimbursed fees. Without recoupment the expense ratio would have been 1.25%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class L

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/25
	(UNAUDITED)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.74	$12.88	$12.50	$16.44	$15.49	$15.12
Income (loss) from investment operations:
Net investment income (loss)[1]	0.09	0.22	0.18	0.03	(0.01)	0.04
Net realized and unrealized gain (loss) on investments	(0.02)	1.84	0.23	(2.57)	2.23	1.18 [2]
Total from investment operations	0.07	2.06	0.41	(2.54)	2.22	1.22
Less distributions to shareholders:
From net investment income	(0.22)	(0.20)	(0.02)	(0.03)	(0.03)	(0.12)
From net realized gain on investments	(0.30)	—	(0.01)	(1.37)	(1.24)	(0.73)
Total distributions to shareholders	(0.52)	(0.20)	(0.03)	(1.40)	(1.27)	(0.85)
Net asset value - End of period	$14.29	$14.74	$12.88	$12.50	$16.44	$15.49
Net assets - End of period (000’s omitted)	$70,147	$76,858	$76,944	$85,200	$108,544	$95,532
Total return[3]	0.44%	16.14%	3.27%	(16.89% )	14.94%	8.43% [2]
Ratios (to average net assets)/Supplemental Data:
Expenses	1.82% [4]	1.81%	1.82%	1.78%	1.77%	1.77%
Net investment income (loss)	1.32% [4]	1.57%	1.35%	0.22%	(0.13% )	0.33%
Series portfolio turnover	41%	59%	56%	69%	74%	105%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.17. Excluding the proceeds from the settlement, the total return would have been 8.32%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class W

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/25
	(UNAUDITED)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.83	$12.87	$12.60	$15.99	$14.65	$14.00
Income (loss) from investment operations:
Net investment income[1]	0.22	0.44	0.40	0.26	0.24	0.28
Net realized and unrealized gain (loss) on investments	(0.03)	1.85	0.25	(2.58)	2.15	1.11 [2]
Total from investment operations	0.19	2.29	0.65	(2.32)	2.39	1.39
Less distributions to shareholders:
From net investment income	(0.43)	(0.33)	(0.37)	(0.14)	(0.21)	(0.24)
From net realized gain on investments	(0.30)	—	(0.01)	(0.93)	(0.84)	(0.50)
Total distributions to shareholders	(0.73)	(0.33)	(0.38)	(1.07)	(1.05)	(0.74)
Net asset value - End of period	$14.29	$14.83	$12.87	$12.60	$15.99	$14.65
Net assets - End of period (000’s omitted)	$108	$113	$97	$106	$238	$255
Total return[3]	1.25%	18.04%	5.10%	(15.53% )	16.98%	10.31% [2]
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10% [4]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	3.04% [4]	3.06%	3.06%	1.82%	1.54%	2.00%
Series portfolio turnover	41%	59%	56%	69%	74%	105%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.68%	[4]	0.67%	0.67%	0.64%	0.63%	0.63%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.10. Excluding the proceeds from the settlement, the total return would have been 10.16%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2025
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS - 55.0%

Communication Services - 3.4%
Interactive Media & Services - 3.4%
Alphabet, Inc. - Class A	60,991	$9,685,371
Meta Platforms, Inc. - Class A	13,851	7,604,199
Total Communication Services		17,289,570
Consumer Discretionary - 6.7%
Automobiles - 1.0%
Ferrari N.V. (Italy)	11,168	5,157,159
Broadline Retail - 2.1%
Amazon.com, Inc.*	44,248	8,160,216
MercadoLibre, Inc. (Brazil)*	1,180	2,750,403
		10,910,619
Hotels, Restaurants & Leisure - 1.0%
Chipotle Mexican Grill, Inc.*	105,920	5,351,078
Household Durables - 1.1%
Persimmon plc - ADR (United Kingdom)	73,902	2,570,312
Taylor Wimpey plc - ADR (United Kingdom)	178,309	2,820,759
		5,391,071
Textiles, Apparel & Luxury Goods - 1.5%
Hermes International SCA - ADR (France)	28,292	7,750,028
Total Consumer Discretionary		34,559,955
Consumer Staples - 1.6%
Beverages - 1.6%
The Coca-Cola Co.	113,779	8,254,666
Financials - 8.3%
Banks - 1.0%
HDFC Bank Ltd. - ADR (India)	71,578	5,203,005
Capital Markets - 3.4%
BlackRock, Inc.	2,673	2,443,817
Deutsche Boerse AG - ADR (Germany)	89,107	2,858,552
Intercontinental Exchange, Inc.	15,614	2,622,684
Moody’s Corp.	9,055	4,103,002
Nasdaq, Inc.	34,802	2,652,260
S&P Global, Inc.	5,557	2,778,778
		17,459,093
Financial Services - 3.9%
Fiserv, Inc.*	17,418	3,214,840
Mastercard, Inc. - Class A	18,392	10,079,920
Visa, Inc. - Class A	19,604	6,773,182
		20,067,942
Total Financials		42,730,040
Health Care - 8.8%
Biotechnology - 1.1%
Vertex Pharmaceuticals, Inc.*	11,191	5,701,815
Health Care Equipment & Supplies - 0.5%
Intuitive Surgical, Inc.*	5,146	2,654,307

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services - 3.1%
Danaher Corp.	12,885	$2,568,367
Lonza Group AG - ADR (Switzerland)	78,240	5,591,030
Thermo Fisher Scientific, Inc.	17,880	7,670,520
		15,829,917
Pharmaceuticals - 4.1%
AstraZeneca plc - ADR (United Kingdom)	140,223	10,066,609
Johnson & Johnson	39,517	6,176,902
Roche Holding AG - ADR	125,066	5,098,941
		21,342,452
Total Health Care		45,528,491
Industrials - 9.0%
Aerospace & Defense - 2.8%
BAE Systems plc - ADR (United Kingdom)	27,549	2,568,393
HEICO Corp. - Class A	19,741	3,966,559
L3Harris Technologies, Inc.	36,158	7,955,483
		14,490,435
Air Freight & Logistics - 1.4%
Deutsche Post AG - ADR (Germany)	168,592	7,219,109
Building Products - 0.4%
Masco Corp.	34,229	2,074,620
Commercial Services & Supplies - 1.6%
Copart, Inc.*	91,333	5,574,053
Rollins, Inc.	45,862	2,620,096
		8,194,149
Ground Transportation - 1.9%
Canadian National Railway Co. (Canada)	27,686	2,680,559
CSX Corp.	87,505	2,456,265
Norfolk Southern Corp.	11,156	2,499,502
Union Pacific Corp.	10,881	2,346,596
		9,982,922
Professional Services - 0.9%
TransUnion	55,336	4,590,675
Total Industrials		46,551,910
Information Technology - 12.3%
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp. - Class A	33,736	2,595,985
Halma plc - ADR (United Kingdom)	34,961	2,637,458
		5,233,443
IT Services - 0.8%
Globant S.A. *	32,045	3,767,531
Semiconductors & Semiconductor Equipment - 2.9%
Infineon Technologies AG - ADR (Germany)	115,556	3,809,881
NVIDIA Corp.	50,180	5,465,606

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2025
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	33,520	$5,587,449
		14,862,936
Software - 7.6%
Atlassian Corp. - Class A *	11,008	2,513,236
Cadence Design Systems, Inc.*	34,872	10,382,789
Microsoft Corp.	33,236	13,136,861
ServiceNow, Inc.*	5,453	5,207,670
Synopsys, Inc.*	5,855	2,687,504
Workday, Inc. - Class A*	21,905	5,366,725
		39,294,785
Total Information Technology		63,158,695
Materials - 3.4%
Chemicals - 2.7%
Air Liquide S.A. - ADR (France)	188,658	7,721,772
The Sherwin-Williams Co.	7,589	2,678,310
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	97,324	3,328,481
		13,728,563
Paper & Forest Products - 0.7%
West Fraser Timber Co. Ltd. (Canada)	50,902	3,765,730
Total Materials		17,494,293
Real Estate - 1.5%
Real Estate Management & Development - 1.0%
CBRE Group, Inc. - Class A*	41,823	5,109,934
Specialized REITs - 0.5%
Extra Space Storage, Inc.	17,912	2,624,466
Total Real Estate		7,734,400
TOTAL COMMON STOCKS (Identified Cost $249,868,841)		283,302,020

CORPORATE BONDS - 10.4%

Non-Convertible Corporate Bonds- 10.4%
Communication Services - 0.8%
Entertainment - 0.3%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	1,690,000	1,578,237
Interactive Media & Services - 0.2%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	1,180,000	1,161,314
Media - 0.3%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	600,000	589,933

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Media (continued)
The Walt Disney Co., 6.65%, 11/15/2037	780,000	$878,165
		1,468,098
Total Communication Services		4,207,649

Consumer Discretionary - 0.6%
Broadline Retail - 0.4%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037	2,430,000	2,090,652
Household Durables - 0.2%
DR Horton, Inc., 4.85%, 10/15/2030	970,000	972,950
Specialty Retail - 0.0%##
Ross Stores, Inc., 1.875%, 4/15/2031	320,000	270,911
Total Consumer Discretionary		3,334,513

Energy - 1.3%
Energy Equipment & Services - 0.2%
Borr IHC Ltd. - Borr Finance LLC (Mexico), 10.00%, 11/15/2028[2]	491,220	412,147
Telford Finco (United Arab Emirates), 11.00%, 11/6/2029	550,000	535,300
		947,447
Oil, Gas & Consumable Fuels - 1.1%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025 (Acquired 09/10/2020-09/01/2023, cost $443,185)[3]	500,163	458,090
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,480,000	1,553,904
Energy Transfer LP
7.375%, 2/1/2031[2]	1,000,000	1,046,519
6.50%, 2/1/2042	1,510,000	1,509,810
Kinder Morgan, Inc., 4.80%, 2/1/2033	780,000	748,166
New Fortress Energy, Inc., 8.75%, 3/15/2029[2]	560,000	297,221
		5,613,710
Total Energy		6,561,157

Financials - 4.9%
Banks - 3.2%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	1,840,000	1,623,844
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	1,670,000	1,612,429
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[4]	990,000	987,878

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2025
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[4]	1,050,000	$1,090,451
Huntington Bancshares, Inc., 2.55%, 2/4/2030	1,200,000	1,079,883
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	2,690,000	2,666,175
KeyBank NA, 5.85%, 11/15/2027	950,000	975,310
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.322%), 5.812%, 6/12/2026[4]	1,580,000	1,580,896
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[4]	1,770,000	1,631,206
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[4]	1,600,000	1,603,789
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[4]	1,560,000	1,593,944
		16,445,805
Capital Markets - 0.5%
Carlyle Secured Lending, Inc., 6.75%, 2/18/2030	86,000	86,746
The Depository Trust & Clearing Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.606%), 3.375%[2,4,5]	500,000	481,110
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[2]	550,000	538,458
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	1,530,000	1,547,976
		2,654,290
Consumer Finance - 0.5%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 3.070%), 7.624%, 10/30/2031[4]	1,900,000	2,113,536
Navient Corp., 6.75%, 6/25/2025	635,000	635,198
		2,748,734
Financial Services - 0.1%
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	340,000	294,069
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $275,000)[3]	275,000	238,821
		532,890
Insurance - 0.6%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	600,000	609,437
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	600,000	609,506

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance (continued)
New York Life Global Funding, 4.70%, 1/29/2029[2]	520,000	$525,611
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	1,030,000	1,065,038
		2,809,592
Total Financials		25,191,311

Industrials - 0.6%
Ground Transportation - 0.1%
BNSF Funding Trust I, (3 mo. CME Term U.S. Secured Overnight Financing Rate + 2.350%), 6.613%, 12/15/2055[4]	490,000	490,053
Passenger Airlines - 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	63,230	63,590
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.60%, 3/1/2026	67,044	64,974
Series 2019-2, Class B, 3.50%, 5/1/2028	400,857	380,564
		509,128
Trading Companies & Distributors - 0.4%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,130,000	1,065,441
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,070,000	1,047,620
		2,113,061
Total Industrials		3,112,242

Materials - 0.4%
Metals & Mining - 0.4%
ACG Holdco 1 Ltd. (United Kingdom), 14.75%, 1/13/2029	500,000	501,858
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,477,146	1,454,194
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $118,233)[3,6]	653,000	7

Total Materials		1,956,059

Real Estate - 1.2%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	700,000	671,072
Retail REITs - 0.5%
Simon Property Group LP, 2.65%, 2/1/2032	2,665,000	2,312,123

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2025
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Specialized REITs - 0.6%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $552,500)[3]	650,000	$657,364
SBA Tower Trust
6.599%, 1/15/2028[2]	1,530,000	1,564,911
4.831%, 10/15/2029[2]	920,000	906,930
		3,129,205
Total Real Estate		6,112,400

Utilities - 0.6%
Electric Utilities - 0.2%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	990,000	1,049,650
Independent Power and Renewable Electricity Producers - 0.4%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	2,020,000	2,125,958
Total Utilities		3,175,608
TOTAL CORPORATE BONDS (Identified Cost $54,693,114)		53,650,939

U.S. TREASURY SECURITIES - 15.3%

U.S. Treasury Bonds - 6.7%
U.S. Treasury Bond
2.375%, 2/15/2042	20,844,000	15,287,771
3.00%, 5/15/2047	10,826,000	8,199,004
3.625%, 2/15/2053	13,421,000	11,126,848
Total U.S. Treasury Bonds (Identified Cost $36,225,973)		34,613,623
U.S. Treasury Notes - 8.6%
U.S. Treasury Note
2.25%, 11/15/2027	11,296,000	10,920,938
0.875%, 11/15/2030	13,047,000	11,143,973
1.375%, 11/15/2031	19,172,000	16,356,112
4.25%, 11/15/2034	5,502,000	5,536,387

Total U.S. Treasury Notes (Identified Cost $43,033,086)		43,957,410
TOTAL U.S. TREASURY SECURITIES (Identified Cost $79,259,059)		78,571,033

ASSET-BACKED SECURITIES - 4.4%

Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 8/15/2046[2]	1,800,000	1,721,051
ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[2]	1,450,000	1,468,025
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	831,993	822,374

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	830,000	$864,618
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	418,557	384,133
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,150,000	2,048,433
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.687%, 5/20/2053[2]	2,200,000	2,207,017
Nelnet Student Loan Trust, Series 2012-3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 5.168%, 3/26/2040[2,7]	109,134	107,722
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/2061[2]	2,275,000	2,123,065
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	220,000	222,486
Oxford Finance Funding LLC
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,221,960	1,213,164
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,358,762	2,368,014
PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	483,524	478,676
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	1,301,119	1,330,451
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	492,353	497,358
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2]	1,368,720	1,268,978
SLM Student Loan Trust, Series 2012-7, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.764%), 5.118%, 5/26/2026[7]	2,202,830	2,103,776
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	1,500,000	1,454,729
TOTAL ASSET-BACKED SECURITIES (Identified Cost $23,081,584)		22,684,070

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.4%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,8]	1,069,056	1,015,634
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,8]	22,824	21,479
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,8]	766,790	621,850
COLT Mortgage Loan Trust, Series 2021-4, Class A1, 1.397%, 10/25/2066[2,8]	2,098,961	1,793,280

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2025
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,8]	144,247	$127,147
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,8]	88,719	77,223
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,8]	42,690	39,999
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, 1.194%, 8/25/2066[2,8]	1,927,499	1,673,246
Fannie Mae REMICS
Series 2018-31, Class KP, 3.50%, 7/25/2047	11,715	11,549
Series 2021-69, Class WJ, 1.50%, 10/25/2050	776,859	663,607
Finance of America Structured Securities Trust, Series 2022-S6, Class A1, 3.00%, 7/25/2061[2]	1,018,571	1,001,732
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,644,406	1,445,125
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	183,267	168,684
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,7]	1,073,226	994,534
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,8]	782,054	690,460
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,8]	811,585	717,287
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,8]	903,446	775,562
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,8]	75,949	74,499
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,8]	91,104	80,803
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,8]	139,965	134,917
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,8]	184,251	178,493
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,8]	201,561	192,761
OBX Trust
Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,8]	1,273,170	1,076,675
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,9]	1,091,549	1,095,688
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 10.311%, 7/25/2029 (Acquired 07/24/2023, cost $2,136,511)[3,7]	2,136,511	2,136,284

		SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,8]		807,020	$748,550
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,8]		960,856	815,934
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,8]		1,689,215	1,358,452
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,8]		1,720,414	1,397,991
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[8]		193,998	166,056
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]		395,039	355,102
Series 2013-7, Class A2, 3.00%, 6/25/2043[8]		86,607	77,866
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]		103,786	93,600
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 7.50%, 11/15/2027[2,7]		1,167,416	661,774
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,8]		119,625	113,715
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 5.441%, 10/25/2048[2,7]		194,216	194,745
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,8]		41,397	38,422

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $25,329,539)			22,830,725

FOREIGN GOVERNMENT BONDS - 0.3%

Japan Government Two Year Bond, Series 456, (Japan), 0.10%, 1/1/2026	JPY	210,000,000	1,465,115
Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/2031	MXN	972,000	46,816

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $1,491,929)			1,511,931

MUNICIPAL BONDS - 0.0%##

South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028 (Identified Cost $230,000)		230,000	215,146

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2025
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES - 6.7%

Mortgage-Backed Securities - 6.7%
Fannie Mae
Pool #MA3463, UMBS, 4.00%, 9/1/2033	147,134	$145,610
Pool #MA1834, UMBS, 4.50%, 2/1/2034	212,862	212,886
Pool #MA1903, UMBS, 4.50%, 5/1/2034	94,355	94,358
Pool #889576, UMBS, 6.00%, 4/1/2038	85,587	89,691
Pool #889579, UMBS, 6.00%, 5/1/2038	70,091	73,452
Pool #MA3412, UMBS, 3.50%, 7/1/2038	227,537	217,885
Pool #995196, UMBS, 6.00%, 7/1/2038	4,045	4,232
Pool #AD0207, UMBS, 6.00%, 10/1/2038	229,048	240,031
Pool #AD0220, UMBS, 6.00%, 10/1/2038	7,110	7,438
Pool #MA0258, UMBS, 4.50%, 12/1/2039	154,025	152,922
Pool #AL1595, UMBS, 6.00%, 1/1/2040	79,567	83,383
Pool #AL0152, UMBS, 6.00%, 6/1/2040	168,899	176,998
Pool #MA4203, UMBS, 2.50%, 12/1/2040	1,671,152	1,492,691
Pool #AL0241, UMBS, 4.00%, 4/1/2041	282,243	273,492
Pool #AI5172, UMBS, 4.00%, 8/1/2041	168,810	163,670
Pool #AL1410, UMBS, 4.50%, 12/1/2041	298,392	295,620
Pool #MA4687, UMBS, 4.00%, 6/1/2042	2,016,881	1,915,699
Pool #MA4934, UMBS, 5.00%, 2/1/2043	2,773,635	2,785,409
Pool #AL7729, UMBS, 4.00%, 6/1/2043	153,529	148,854
Pool #AX5234, UMBS, 4.50%, 11/1/2044	174,498	171,607
Pool #AS4103, UMBS, 4.50%, 12/1/2044	238,597	234,630
Pool #BC6764, UMBS, 3.50%, 4/1/2046	119,379	109,644
Pool #BD6997, UMBS, 4.00%, 10/1/2046	79,447	75,333
Pool #BE7845, UMBS, 4.50%, 2/1/2047	90,362	88,057
Pool #AL8674, 5.633%, 1/1/2049	539,500	558,574
Pool #FS1179, UMBS, 3.50%, 12/1/2049	1,999,430	1,832,826
Pool #FS9332, UMBS, 3.00%, 3/1/2050	1,219,170	1,081,689
Pool #FS4339, UMBS, 3.00%, 12/1/2050	3,476,997	3,057,163

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #FS4511, UMBS, 4.00%, 8/1/2051	1,269,361	$1,194,981
Pool #FS2696, UMBS, 3.00%, 12/1/2051	2,488,398	2,180,763
Pool #MA4644, UMBS, 4.00%, 5/1/2052	2,191,119	2,042,821
Pool #MA4733, UMBS, 4.50%, 9/1/2052	2,500,930	2,394,946
Pool #MA4807, UMBS, 5.50%, 11/1/2052	971,318	974,819
Pool #MA4868, UMBS, 5.00%, 1/1/2053	3,151,090	3,095,570
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	130,914	131,049
Pool #C91771, 4.50%, 6/1/2034	134,034	134,179
Pool #C91780, 4.50%, 7/1/2034	186,436	186,662
Pool #G03926, 6.00%, 2/1/2038	34,420	36,110
Pool #G05906, 6.00%, 4/1/2040	32,358	33,946
Pool #Q33778, 4.00%, 6/1/2045	187,622	178,613
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,129,698	1,868,570
Pool #SD1129, UMBS, 4.00%, 8/1/2051	2,277,962	2,144,482
Pool #SD8276, UMBS, 5.00%, 12/1/2052	2,125,826	2,092,284
TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $35,672,475)		34,473,639

SHORT-TERM INVESTMENT - 3.1%

Dreyfus Government Cash Management, Institutional Shares, 4.21%[10]
(Identified Cost $15,879,640)	15,879,640	15,879,640

TOTAL INVESTMENTS - 99.6% (Identified Cost $485,506,181)		513,119,143
OTHER ASSETS, LESS LIABILITIES - 0.4%		2,268,470
NET ASSETS - 100%		$515,387,613

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2025

(unaudited)

ADR - American Depositary Receipt

JPY - Japanese Yen

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2025 was $52,187,322, which represented 10.1% of the Series’ Net Assets.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at April 30, 2025 was $3,490,566, or 0.7% of the Series’ Net Assets.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2025.

5Security is perpetual in nature and has no stated maturity date.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Floating rate security. Rate shown is the rate in effect as of April 30, 2025.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2025.

9Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of April 30, 2025.

10Rate shown is the current yield as of April 30, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series

April 30, 2025 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $485,506,181) (Note 2)	$513,119,143
Cash	10,377
Foreign currency, at value (identified cost $330)	342
Receivable for securities sold	3,336,921
Interest receivable	1,609,132
Dividends receivable	378,915
Foreign tax reclaims receivable	267,506
Receivable for fund shares sold	29,276
Prepaid expenses	1,457

TOTAL ASSETS	518,753,069

LIABILITIES:

Accrued management fees[1]	248,694
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L)[1]	135,450
Accrued sub-transfer agent fees[1]	71,241
Accrued fund accounting and administration fees[1]	33,695
Directors’ fees payable[1]	20,875
Payable for fund shares repurchased	1,759,987
Payable for securities purchased	969,533
Distributions payable	2,026
Other payables and accrued expenses	123,955

TOTAL LIABILITIES	3,365,456

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$515,387,613

NET ASSETS CONSIST OF:

Capital stock	$266,512
Additional paid-in-capital	470,264,210
Total distributable earnings (loss)	44,856,891

TOTAL NET ASSETS	$515,387,613

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series

April 30, 2025 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($251,163,688/13,012,103 shares)	$19.30

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($136,351,732/7,044,229 shares)	$19.36

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R
($43,498,741/2,244,077 shares)	$19.38

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L
($84,241,377/4,343,978 shares)	$19.39

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($132,075/6,774 shares)	$19.50

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Extended Term Series

For the Six Months Ended April 30, 2025 (unaudited)

INVESTMENT INCOME:

Interest	$5,146,829
Dividends (net of foreign taxes withheld, $93,759)	1,935,010

Total Investment Income	7,081,839

EXPENSES:

Management fees (Note 3)	1,602,180
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	435,727
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	329,125
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	112,380
Sub-transfer agent fees (Note 3)	106,135
Fund accounting and administration fees (Note 3)	64,124
Directors’ fees (Note 3)	37,081
Chief Compliance Officer service fees (Note 3)	4,092
Transfer agent fees	149,430
Custodian fees	20,964
Miscellaneous	123,095

Total Expenses	2,984,333
Less reduction of expenses (Note 3)	(425)

Net Expenses	2,983,908

NET INVESTMENT INCOME	4,097,931

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments (net of foreign capital gains tax of $5,768)	16,529,955
Foreign currency and translation of other assets and liabilities	(8,332)
16,521,623
Net change in unrealized appreciation (depreciation) on-
Investments in securities	(20,022,555)
Foreign currency and translation of other assets and liabilities	3,313
(20,019,242)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(3,497,619)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$600,312

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Extended Term Series

	FOR THE SIX MONTHS ENDED 4/30/25 (UNAUDITED)	FOR THE YEAR ENDED 10/31/24
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$4,097,931	$10,618,375
Net realized gain (loss) on investments and foreign currency	16,521,623	21,434,863
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(20,019,242)	68,170,854

Net increase (decrease) from operations	600,312	100,224,092

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(10,987,346)	(4,890,099)
Class I	(5,879,471)	(2,570,814)
Class R	(1,753,493)	(702,281)
Class L	(2,896,911)	(1,190,661)
Class W	(6,428)	(2,857)
Total distributions to shareholders	(21,523,649)	(9,356,712)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(20,044,962)	(56,236,429)

Net increase (decrease) in net assets	(40,968,299)	34,630,951

NET ASSETS:

Beginning of period	556,355,912	521,724,961

End of period	$515,387,613	$556,355,912

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/25
	(UNAUDITED)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$20.08	$17.03	$16.90	$21.76	$19.12	$18.02
Income (loss) from investment operations:
Net investment income[1]	0.16	0.38	0.31	0.17	0.11	0.16
Net realized and unrealized gain (loss) on investments	(0.13)	2.99	0.46	(3.98)	3.80	1.72 [2]
Total from investment operations	0.03	3.37	0.77	(3.81)	3.91	1.88
Less distributions to shareholders:
From net investment income	(0.39)	(0.32)	(0.20)	(0.05)	(0.06)	(0.12)
From net realized gain on investments	(0.42)	—	(0.44)	(1.00)	(1.21)	(0.66)
Total distributions to shareholders	(0.81)	(0.32)	(0.64)	(1.05)	(1.27)	(0.78)

Net asset value - End of period	$19.30	$20.08	$17.03	$16.90	$21.76	$19.12
Net assets - End of period (000’s omitted)	$251,164	$275,451	$263,179	$276,523	$365,077	$334,977
Total return[3]	0.06%	19.97%	4.48%	(18.35% )	21.19%	10.74% [2]

Ratios (to average net assets)/Supplemental Data:
Expenses	1.03% [4]	1.02%	1.04%	1.02%	1.01%	1.02%
Net investment income	1.62% [4]	1.98%	1.78%	0.91%	0.54%	0.87%
Series portfolio turnover	42%	71%	56%	66%	66%	120%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.70. Excluding the proceeds from the settlement, the total return would have been 10.63%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/25
	(UNAUDITED)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$20.16	$17.08	$16.96	$23.33	$22.09	$21.83
Income (loss) from investment operations:
Net investment income[1]	0.18	0.43	0.35	0.21	0.17	0.24
Net realized and unrealized gain (loss) on investments	(0.12)	2.99	0.47	(4.00)	4.22	2.00	[2]
Total from investment operations	0.06	3.42	0.82	(3.79)	4.39	2.24
Less distributions to shareholders:
From net investment income	(0.44)	(0.34)	(0.26)	(0.19)	(0.26)	(0.41)
From net realized gain on investments	(0.42)	—	(0.44)	(2.39)	(2.89)	(1.57)
Total distributions to shareholders	(0.86)	(0.34)	(0.70)	(2.58)	(3.15)	(1.98)

Net asset value - End of period	$19.36	$20.16	$17.08	$16.96	$23.33	$22.09
Net assets - End of period (000’s omitted)	$136,352	$142,682	$130,709	$137,658	$192,593	$149,603
Total return[3]	0.22%	20.23%	4.76%	(18.14% )	21.48%	10.88%	[2]

Ratios (to average net assets)/Supplemental Data:
Expenses	0.80% [4]	0.77%	0.82%	0.79%	0.79%	0.81%	[5]
Net investment income	1.86% [4]	2.22%	2.00%	1.14%	0.75%	1.06%
Series portfolio turnover	42%	71%	56%	66%	66%	120%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.98. These proceeds impacted the total return by less than 0.01%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

5Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class R

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/25
	(UNAUDITED)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$20.14	$17.10	$16.94	$22.80	$21.08	$20.48
Income (loss) from investment operations:
Net investment income[1]	0.13	0.33	0.27	0.13	0.08	0.09
Net realized and unrealized gain (loss) on investments	(0.13)	3.00	0.46	(4.00)	4.05	1.96	[2]
Total from investment operations	0.00	3.33	0.73	(3.87)	4.13	2.05
Less distributions to shareholders:
From net investment income	(0.34)	(0.29)	(0.13)	(0.10)	(0.13)	(0.21)
From net realized gain on investments	(0.42)	—	(0.44)	(1.89)	(2.28)	(1.24)
Total distributions to shareholders	(0.76)	(0.29)	(0.57)	(1.99)	(2.41)	(1.45)
Net asset value - End of period	$19.38	$20.14	$17.10	$16.94	$22.80	$21.08
Net assets - End of period (000’s omitted)	$43,499	$46,372	$41,368	$42,104	$56,058	$52,600
Total return[3]	(0.07% )	19.66%	4.27%	(18.48% )	20.86%	10.53%	[2]

Ratios (to average net assets)/Supplemental Data:
Expenses	1.28% [4]	1.27%	1.28%	1.25%	1.24%	1.31%	[5]
Net investment income	1.37% [4]	1.73%	1.54%	0.68%	0.31%	0.41%
Series portfolio turnover	42%	71%	56%	66%	66%	120%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.94. Excluding the proceeds from the settlement, the total return would have been 10.43%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

5Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class L

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/25
	(UNAUDITED)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$20.09	$17.09	$16.93	$23.08	$21.54	$21.10
Income (loss) from investment operations:
Net investment income (loss)[1]	0.08	0.23	0.18	0.03	(0.04)	0.02
Net realized and unrealized gain (loss) on investments	(0.13)	3.01	0.45	(4.03)	4.15	1.96 [2]
Total from investment operations	(0.05)	3.24	0.63	(4.00)	4.11	1.98
Less distributions to shareholders:
From net investment income	(0.23)	(0.24)	(0.03)	(0.04)	(0.02)	(0.15)
From net realized gain on investments	(0.42)	—	(0.44)	(2.11)	(2.55)	(1.39)
Total distributions to shareholders	(0.65)	(0.24)	(0.47)	(2.15)	(2.57)	(1.54)
Net asset value - End of period	$19.39	$20.09	$17.09	$16.93	$23.08	$21.54
Net assets - End of period (000’s omitted)	$84,241	$91,719	$86,349	$89,871	$113,582	$100,254
Total return[3]	(0.32% )	19.08%	3.67%	(19.03% )	20.38%	9.87% [2]

Ratios (to average net assets)/Supplemental Data:
Expenses	1.80% [4]	1.78%	1.81%	1.78%	1.76%	1.77%
Net investment income (loss)	0.85% [4]	1.22%	1.01%	0.16%	(0.22% )	0.13%
Series portfolio turnover	42%	71%	56%	66%	66%	120%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.94. Excluding the proceeds from the settlement, the total return would have been 9.76%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class W

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/25
	(UNAUDITED)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$20.36	$17.19	$17.04	$21.85	$19.18	$18.08
Income (loss) from investment operations:
Net investment income[1]	0.25	0.56	0.48	0.39	0.30	0.33
Net realized and unrealized gain (loss) on investments	(0.12)	3.02	0.47	(4.04)	3.82	1.71 [2]
Total from investment operations	0.13	3.58	0.95	(3.65)	4.12	2.04
Less distributions to shareholders:
From net investment income	(0.57)	(0.41)	(0.36)	(0.16)	(0.24)	(0.28)
From net realized gain on investments	(0.42)	—	(0.44)	(1.00)	(1.21)	(0.66)
Total distributions to shareholders	(0.99)	(0.41)	(0.80)	(1.16)	(1.45)	(0.94)
Net asset value - End of period	$19.50	$20.36	$17.19	$17.04	$21.85	$19.18
Net assets - End of period (000’s omitted)	$132	$132	$120	$118	$7	$6
Total return[3]	0.54%	21.08%	5.51%	(17.60% )	22.34%	11.70% [2]

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10% [4]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	2.56% [4]	2.89%	2.72%	2.23%	1.44%	1.78%
Series portfolio turnover	42%	71%	56%	66%	66%	120%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.65%	[4]	0.64%	0.66%	0.63%	0.62%	0.62%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.69. Excluding the proceeds from the settlement, the total return would have been 11.64%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2025
(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS - 85.4%

Communication Services - 4.0%
Interactive Media & Services - 4.0%
Alphabet, Inc. - Class A	62,765	$9,967,082
Meta Platforms, Inc. - Class A	13,679	7,509,771
Total Communication Services		17,476,853
Consumer Discretionary - 9.6%
Automobiles - 1.2%
Ferrari N.V. (Italy)	11,255	5,197,334
Broadline Retail - 3.8%
Amazon.com, Inc.*	70,353	12,974,500
MercadoLibre, Inc. (Brazil)*	1,519	3,540,561
		16,515,061
Hotels, Restaurants & Leisure - 1.3%
Chipotle Mexican Grill, Inc.*	116,052	5,862,947
Household Durables - 1.5%
Persimmon plc - ADR (United Kingdom)	97,193	3,380,372
Taylor Wimpey plc - ADR (United Kingdom)	203,104	3,213,004
		6,593,376
Textiles, Apparel & Luxury Goods - 1.8%
Hermes International SCA - ADR (France)	28,103	7,698,255
Total Consumer Discretionary		41,866,973
Consumer Staples - 2.8%
Beverages - 1.9%
The Coca-Cola Co.	114,935	8,338,534
Personal Care Products - 0.9%
L’Oreal S.A. - ADR (France)	44,280	3,887,784
Total Consumer Staples		12,226,318
Financials - 14.4%
Banks - 1.6%
HDFC Bank Ltd. - ADR (India)	53,434	3,884,118
JPMorgan Chase & Co.	12,357	3,022,769
		6,906,887
Capital Markets - 6.8%
BlackRock, Inc.	7,859	7,185,169
Deutsche Boerse AG - ADR (Germany)	101,264	3,248,549
Intercontinental Exchange, Inc.	17,897	3,006,159
Moody’s Corp.	10,808	4,897,321
MSCI, Inc.	6,358	3,465,809
Nasdaq, Inc.	53,393	4,069,081
S&P Global, Inc.	7,960	3,980,398
		29,852,486
Financial Services - 6.0%
Fiserv, Inc.*	30,810	5,686,602
Mastercard, Inc. - Class A	20,021	10,972,709

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Financial Services (continued)
Visa, Inc. - Class A	28,016	$9,679,528
		26,338,839
Total Financials		63,098,212
Health Care - 10.9%
Biotechnology - 1.1%
Vertex Pharmaceuticals, Inc.*	9,730	4,957,435
Health Care Equipment & Supplies - 1.6%
Alcon AG	23,811	2,324,192
Intuitive Surgical, Inc.*	8,607	4,439,490
		6,763,682
Life Sciences Tools & Services - 3.9%
Danaher Corp.	19,961	3,978,826
Lonza Group AG - ADR (Switzerland)	88,471	6,322,138
Thermo Fisher Scientific, Inc.	16,013	6,869,577
		17,170,541
Pharmaceuticals - 4.3%
AstraZeneca plc - ADR (United Kingdom)	137,232	9,851,885
Johnson & Johnson	30,031	4,694,146
Roche Holding AG - ADR	104,466	4,259,079
		18,805,110
Total Health Care		47,696,768
Industrials - 15.5%
Aerospace & Defense - 3.5%
BAE Systems plc - ADR (United Kingdom)	20,600	1,920,538
HEICO Corp. - Class A	28,437	5,713,846
L3Harris Technologies, Inc.	34,633	7,619,953
		15,254,337
Air Freight & Logistics - 2.2%
Deutsche Post AG - ADR (Germany)	221,421	9,481,247
Building Products - 0.9%
Masco Corp.	68,148	4,130,450
Commercial Services & Supplies - 2.5%
Copart, Inc.*	112,317	6,854,707
Rollins, Inc.	69,996	3,998,871
		10,853,578
Ground Transportation - 4.2%
Canadian National Railway Co. (Canada)	51,458	4,982,164
Canadian Pacific Kansas City Ltd. (Canada)	42,233	3,060,626
CSX Corp.	166,233	4,666,160
Norfolk Southern Corp.	12,839	2,876,578
Union Pacific Corp.	11,890	2,564,197
		18,149,725

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2025
(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Professional Services - 2.2%
Experian plc - ADR	59,951	$2,980,164
TransUnion	81,841	6,789,530
		9,769,694
Total Industrials		67,639,031
Information Technology - 21.2%
Electronic Equipment, Instruments & Components - 2.7%
Amphenol Corp. - Class A	58,924	4,534,202
CDW Corp.	25,441	4,084,807
Halma plc - ADR (United Kingdom)	39,519	2,981,313
		11,600,322
IT Services - 1.8%
EPAM Systems, Inc.*	18,814	2,952,105
Globant S.A. *	41,904	4,926,653
		7,878,758
Semiconductors & Semiconductor Equipment - 6.0%
Infineon Technologies AG - ADR (Germany)	184,594	6,086,064
NVIDIA Corp.	117,920	12,843,847
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	45,052	7,509,718
		26,439,629
Software - 10.7%
Atlassian Corp. - Class A *	11,865	2,708,898
Cadence Design Systems, Inc.*	34,715	10,336,044
Microsoft Corp.	26,118	10,323,401
Salesforce, Inc.	10,840	2,912,816
ServiceNow, Inc.*	11,261	10,754,368
Synopsys, Inc.*	7,809	3,584,409
Workday, Inc. - Class A*	24,719	6,056,155
		46,676,091
Total Information Technology		92,594,800
Materials - 4.4%
Chemicals - 3.7%
Air Liquide S.A. - ADR (France)	188,540	7,716,942
The Sherwin-Williams Co.	11,308	3,990,820
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	131,125	4,484,475
		16,192,237
Paper & Forest Products - 0.7%
West Fraser Timber Co. Ltd. (Canada)	38,676	2,861,250
Total Materials		19,053,487
Real Estate - 2.6%
Real Estate Management & Development - 1.9%
CBRE Group, Inc. - Class A*	66,955	8,180,562

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Specialized REITs - 0.7%
Extra Space Storage, Inc.	20,385	$2,986,810
Total Real Estate		11,167,372

TOTAL COMMON STOCKS (Identified Cost $315,530,372)		372,819,814

CORPORATE BONDS - 4.5%

Non-Convertible Corporate Bonds- 4.5%
Communication Services - 0.4%
Entertainment - 0.2%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	630,000	588,337
Interactive Media & Services - 0.1%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	490,000	482,241
Media - 0.1%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	200,000	196,644
The Walt Disney Co., 6.65%, 11/15/2037	315,000	354,644
		551,288
Total Communication Services		1,621,866

Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037	900,000	774,316
Household Durables - 0.1%
DR Horton, Inc., 4.85%, 10/15/2030	390,000	391,186
Specialty Retail - 0.0%##
Ross Stores, Inc., 1.875%, 4/15/2031	130,000	110,057
Total Consumer Discretionary		1,275,559

Energy - 0.6%
Energy Equipment & Services - 0.1%
Borr IHC Ltd. - Borr Finance LLC (Mexico), 10.00%, 11/15/2028[2]	194,634	163,303
Telford Finco (United Arab Emirates), 11.00%, 11/6/2029	200,000	194,655
		357,958
Oil, Gas & Consumable Fuels - 0.5%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025 (Acquired 09/10/2020-09/01/2023, cost $184,042)[3]	203,589	186,463
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	560,000	587,964
Energy Transfer LP
7.375%, 2/1/2031[2]	370,000	387,212
6.50%, 2/1/2042	580,000	579,927

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2025
(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc., 4.80%, 2/1/2033	315,000	$302,144
New Fortress Energy, Inc., 8.75%, 3/15/2029[2]	230,000	122,073
		2,165,783
Total Energy		2,523,741

Financials - 2.1%
Banks - 1.4%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	660,000	582,466
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	600,000	579,316
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[4]	500,000	498,928
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[4]	150,000	155,779
Huntington Bancshares, Inc., 2.55%, 2/4/2030	440,000	395,957
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	990,000	981,232
KeyBank NA, 5.85%, 11/15/2027	480,000	492,788
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.322%), 5.812%, 6/12/2026[4]	580,000	580,329
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[4]	640,000	589,814
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[4]	580,000	581,373
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[4]	570,000	582,403
		6,020,385
Capital Markets - 0.2%
Carlyle Secured Lending, Inc., 6.75%, 2/18/2030	23,000	23,200
The Depository Trust & Clearing Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.606%), 3.375%[2,4,5]	250,000	240,555
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[2]	240,000	234,964
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	580,000	586,814
		1,085,533

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance - 0.2%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 3.070%), 7.624%, 10/30/2031[4]	700,000	$778,671
Navient Corp., 6.75%, 6/25/2025	235,000	235,073
		1,013,744
Financial Services - 0.0%##
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	135,000	116,763
Insurance - 0.3%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	250,000	253,932
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	250,000	253,961
New York Life Global Funding, 4.70%, 1/29/2029[2]	190,000	192,050
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	380,000	392,927
		1,092,870
Total Financials		9,329,295

Industrials - 0.3%
Ground Transportation - 0.0%##
BNSF Funding Trust I, (3 mo. CME Term U.S. Secured Overnight Financing Rate + 2.350%), 6.613%, 12/15/2055[4]	140,000	140,015
Passenger Airlines - 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	22,436	22,564
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.60%, 3/1/2026	23,662	22,932
Series 2019-2, Class B, 3.50%, 5/1/2028	186,434	176,996
		222,492
Trading Companies & Distributors - 0.2%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	410,000	386,576
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	540,000	528,706
		915,282
Total Industrials		1,277,789

Materials - 0.1%
Metals & Mining - 0.1%
ACG Holdco 1 Ltd. (United Kingdom), 14.75%, 1/13/2029	200,000	200,744
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	340,132	334,847

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2025

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $44,437)[3,6]	220,000	$2

Total Materials		535,593

Real Estate - 0.4%
Industrial REITs - 0.0%##
IIP Operating Partnership LP, 5.50%, 5/25/2026	230,000	220,495

Retail REITs - 0.2%
Simon Property Group LP
2.25%, 1/15/2032	180,000	153,261
2.65%, 2/1/2032	740,000	642,015
		795,276
Specialized REITs - 0.2%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $208,250)[3]	245,000	247,776
SBA Tower Trust, 6.599%, 1/15/2028[2]	405,000	414,241
		662,017
Total Real Estate		1,677,788
Utilities - 0.3%
Electric Utilities - 0.1%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	370,000	392,293

Independent Power and Renewable Electricity Producers - 0.2%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	640,000	673,571

Total Utilities		1,065,864

TOTAL CORPORATE BONDS (Identified Cost $19,400,642)		19,307,495

U.S. TREASURY SECURITIES - 6.2%

U.S. Treasury Bonds - 1.9%
U.S. Treasury Bond
2.375%, 2/15/2042	5,522,000	4,050,042
3.00%, 5/15/2047	5,700,000	4,316,859
Total U.S. Treasury Bonds (Identified Cost $8,546,051)		8,366,901
U.S. Treasury Notes - 4.3%
U.S. Treasury Note
2.25%, 11/15/2027	4,867,000	4,705,400
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note (continued)
1.375%, 11/15/2031	16,348,000	$13,946,888

Total U.S. Treasury Notes (Identified Cost $18,429,671)		18,652,288
TOTAL U.S. TREASURY SECURITIES (Identified Cost $26,975,722)		27,019,189

ASSET-BACKED SECURITIES - 0.0%##

Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	3,601	3,305
Nelnet Student Loan Trust, Series 2012- 3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 5.168%, 3/26/2040[2,7]	5,604	5,532
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	50,000	50,565
TOTAL ASSET-BACKED SECURITIES (Identified Cost $59,232)		59,402

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%##

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,8]	230	216
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,8]	1,713	1,510
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,8]	2,199	2,061
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	2,052	1,889
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,8]	902	885
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,8]	4,663	4,136
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,8]	1,671	1,611
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,8]	2,254	2,184
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,8]	2,417	2,311
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,8]	2,879	2,671
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[8]	991	848
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]	2,882	2,591
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]	1,284	1,158

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2025

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 7.50%, 11/15/2027[2,7]	14,572	$8,261
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,8]	6,135	5,831
Towd Point Mortgage Trust, Series 2019- HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 5.441%, 10/25/2048[2,7]	2,032	2,037
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $49,077)		40,200

U.S. GOVERNMENT AGENCIES - 0.0%##

Mortgage-Backed Securities - 0.0%##
Fannie Mae
Pool #MA1834, UMBS, 4.50%, 2/1/2034	2,568	2,568
Pool #AD0207, UMBS, 6.00%, 10/1/2038	2,822	2,958
Pool #MA0258, UMBS, 4.50%, 12/1/2039	1,899	1,885
Pool #AL8674, 5.633%, 1/1/2049	6,622	6,856
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	1,638	1,639
Pool #C91771, 4.50%, 6/1/2034	1,647	1,649
Pool #C91780, 4.50%, 7/1/2034	2,262	2,265
TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $21,334)		19,820

SHORT-TERM INVESTMENT - 4.7%

Dreyfus Government Cash Management, Institutional Shares, 4.21%[9]
(Identified Cost $20,628,259)	20,628,259	20,628,259

TOTAL INVESTMENTS - 100.8% (Identified Cost $382,664,638)		439,894,179
LIABILITIES, LESS OTHER ASSETS - (0.8%)		(3,417,453)
NET ASSETS - 100%		$436,476,726

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2025

(unaudited)

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2025 was $4,789,629, which represented 1.1% of the Series’ Net Assets.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at April 30, 2025 was $434,241, or 0.1% of the Series’ Net Assets.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2025.

5Security is perpetual in nature and has no stated maturity date.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Floating rate security. Rate shown is the rate in effect as of April 30, 2025.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2025.

9Rate shown is the current yield as of April 30, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series

April 30, 2025 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $382,664,638) (Note 2)	$439,894,179
Foreign currency, at value (identified cost $4,574)	4,598
Receivable for securities sold	1,633,465
Interest receivable	514,317
Dividends receivable	360,133
Foreign tax reclaims receivable	254,767
Receivable for fund shares sold	215,697
Prepaid expenses	3,729

TOTAL ASSETS	442,880,885

LIABILITIES:

Due to custodian	2,139
Accrued management fees[1]	166,533
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L)[1]	108,642
Accrued sub-transfer agent fees[1]	106,238
Accrued fund accounting and administration fees[1]	27,717
Directors’ fees payable[1]	16,712
Payable for fund shares repurchased	5,453,346
Payable for securities purchased	389,812
Other payables and accrued expenses	133,020

TOTAL LIABILITIES	6,404,159

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$436,476,726

NET ASSETS CONSIST OF:

Capital stock	$177,717
Additional paid-in-capital	353,774,223
Total distributable earnings (loss)	82,524,786

TOTAL NET ASSETS	$436,476,726

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series

April 30, 2025 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($231,418,943/9,433,959 shares)	$24.53

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($102,252,802/4,144,583 shares)	$24.67

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($45,936,815/1,867,296 shares)	$24.60

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L ($54,995,224/2,250,660 shares)	$24.44

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($1,872,942/75,191 shares)	$24.91

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Maximum Term Series

For the Six Months Ended April 30, 2025 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $80,704)	$2,288,106
Interest	1,304,640
Total Investment Income	3,592,746

EXPENSES:

Management fees (Note 3)	1,380,603
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	312,948
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	280,141
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	119,784
Sub-transfer agent fees (Note 3)	166,641
Fund accounting and administration fees (Note 3)	54,291
Directors’ fees (Note 3)	31,644
Chief Compliance Officer service fees (Note 3)	4,092
Transfer agent fees	214,358
Custodian fees	19,930
Recoupment of past waived and/or reimbursed fees (Note 3)	4,619
Miscellaneous	116,835
Total Expenses	2,705,886
Less reduction of expenses (Note 3)	(58,994)
Net Expenses	2,646,892
NET INVESTMENT INCOME	945,854

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments (net of foreign capital gains tax of $3,605)	25,951,687
Foreign currency and translation of other assets and liabilities	(658)
25,951,029
Net change in unrealized appreciation (depreciation) on-
Investments	(30,222,196)
Foreign currency and translation of other assets and liabilities	(812)
(30,223,008)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(4,271,979)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,326,125)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Maximum Term Series

	FOR THE SIX MONTHS ENDED 4/30/25 (UNAUDITED)	FOR THE YEAR ENDED 10/31/24
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$945,854	$3,230,998
Net realized gain (loss) on investments and foreign currency	25,951,029	26,857,571
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(30,223,008)	75,626,297

Net increase (decrease) from operations	(3,326,125)	105,714,866

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(15,442,332)	(5,152,583)
Class I	(6,450,270)	(2,148,129)
Class R	(2,871,031)	(881,885)
Class L	(3,179,404)	(889,260)
Class W	(123,820)	(41,490)

Total distributions to shareholders	(28,066,857)	(9,113,347)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(1,394,848)	(42,596,532)

Net increase (decrease) in net assets	(32,787,830)	54,004,987

NET ASSETS:

Beginning of period	469,264,556	415,259,569

End of period	$436,476,726	$469,264,556

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/25
	(UNAUDITED)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$26.26	$21.20	$22.09	$29.84	$22.70	$21.32
Income (loss) from investment operations:
Net investment income[1]	0.06	0.18	0.16	0.08	0.02	0.05
Net realized and unrealized gain (loss) on investments	(0.19)	5.36	1.21	(6.13)	7.95	2.40 [2]
Total from investment operations	(0.13)	5.54	1.37	(6.05)	7.97	2.45
Less distributions to shareholders:
From net investment income	(0.16)	(0.14)	(0.11)	(0.01)	—	(0.03)
From net realized gain on investments	(1.44)	(0.34)	(2.15)	(1.69)	(0.83)	(1.04)
Total distributions to shareholders	(1.60)	(0.48)	(2.26)	(1.70)	(0.83)	(1.07)
Net asset value - End of period	$24.53	$26.26	$21.20	$22.09	$29.84	$22.70
Net assets - End of period (000’s omitted)	$231,419	$256,332	$235,843	$249,884	$331,183	$261,094
Total return[3]	(0.83% )	26.38%	6.24%	(21.39% )	35.82%	11.85% [2]

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.10% [4,5]	1.10% [6]	1.10%	1.10%	1.10%	1.10%
Net investment income	0.46% [4]	0.75%	0.71%	0.33%	0.06%	0.25%
Series portfolio turnover	45%	60%	56%	62%	49%	88%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.02% [4]	N/A	0.06%	0.03%	0.00% [7]	N/A

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.37. Excluding the proceeds from the settlement, the total return would have been 11.70%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have decreased by less than 0.01%.

6Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have 1.09%.

7Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/25
	(UNAUDITED)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$26.41	$21.30	$22.19	$33.24	$26.55	$26.72
Income (loss) from investment operations:
Net investment income[1]	0.09	0.25	0.21	0.14	0.09	0.14
Net realized and unrealized gain (loss) on investments	(0.19)	5.39	1.20	(6.23)	9.03	2.89 [2]
Total from investment operations	(0.10)	5.64	1.41	(6.09)	9.12	3.03
Less distributions to shareholders:
From net investment income	(0.20)	(0.19)	(0.15)	(0.17)	(0.08)	(0.25)
From net realized gain on investments	(1.44)	(0.34)	(2.15)	(4.79)	(2.35)	(2.95)
Total distributions to shareholders	(1.64)	(0.53)	(2.30)	(4.96)	(2.43)	(3.20)
Net asset value - End of period	$24.67	$26.41	$21.30	$22.19	$33.24	$26.55
Net assets - End of period (000’s omitted)	$102,253	$105,999	$86,866	$86,355	$120,573	$71,034
Total return[3]	(0.75% )	26.78%	6.42%	(21.17% )	36.17%	12.23% [2]

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85% [4]	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	0.71% [4]	0.99%	0.96%	0.58%	0.31%	0.51%
Series portfolio turnover	45%	60%	56%	62%	49%	88%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.04% [4]	0.01%	0.08%	0.05%	0.04%	0.04%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.86. Excluding the proceeds from the settlement, the total return would have been 12.11%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class R

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/25
	(UNAUDITED)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$26.33	$21.27	$22.17	$31.61	$24.71	$24.10
Income (loss) from investment operations:
Net investment income (loss)[1]	0.03	0.13	0.10	0.04	(0.04)	(0.00)[2]
Net realized and unrealized gain (loss) on investments	(0.19)	5.39	1.21	(6.21)	8.52	2.68 [3]
Total from investment operations	(0.16)	5.52	1.31	(6.17)	8.48	2.68
Less distributions to shareholders:
From net investment income	(0.13)	(0.12)	(0.06)	(0.04)	(0.00)[2]	(0.08)
From net realized gain on investments	(1.44)	(0.34)	(2.15)	(3.23)	(1.58)	(1.99)
Total distributions to shareholders	(1.57)	(0.46)	(2.21)	(3.27)	(1.58)	(2.07)
Net asset value - End of period	$24.60	$26.33	$21.27	$22.17	$31.61	$24.71
Net assets - End of period (000’s omitted)	$45,937	$48,685	$41,847	$42,363	$54,899	$46,036
Total return[4]	(0.96% )	26.18%	5.96%	(21.59% )	35.60%	11.69% [3]

Ratios (to average net assets)/Supplemental Data:
Expenses	1.31% [5]	1.30%	1.33%	1.32%	1.29%	1.30%
Net investment income (loss)	0.25% [5]	0.54%	0.48%	0.12%	(0.12% )	(0.01% )
Series portfolio turnover	45%	60%	56%	62%	49%	88%

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.65. Excluding the proceeds from the settlement, the total return would have been 11.60%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class L

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/25
	(UNAUDITED)		10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$26.15		$21.19	$22.13	$32.87	$26.30	$26.30
Income (loss) from investment operations:
Net investment loss[1]	(0.03)		0.00 [2]	(0.01)	(0.10)	(0.21)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.19)		5.35	1.22	(6.23)	8.95	2.84 [3]
Total from investment operations	(0.22)		5.35	1.21	(6.33)	8.74	2.74
Less distributions to shareholders:
From net investment income	(0.05)		(0.05)	—	—	—	(0.03)
From net realized gain on investments	(1.44)		(0.34)	(2.15)	(4.41)	(2.17)	(2.71)
Total distributions to shareholders	(1.49)		(0.39)	(2.15)	(4.41)	(2.17)	(2.74)
Net asset value - End of period	$24.44		$26.15	$21.19	$22.13	$32.87	$26.30
Net assets - End of period (000’s omitted)	$54,995		$56,335	$49,439	$48,415	$62,765	$52,854
Total return[4]	(1.18%	)	25.44%	5.49%	(21.99% )	34.77%	11.09% [3]

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.84%	[5]	1.84% [6]	1.85%	1.84%	1.82%	1.81%
Net investment income (loss)	(0.28%	)[5]	0.01%	(0.04% )	(0.41% )	(0.65% )	(0.46% )
Series portfolio turnover	45%		60%	56%	62%	49%	88%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A		N/A	0.02%	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Less than $0.01.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.81. Excluding the proceeds from the settlement, the total return would have been 10.87%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

6Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have 1.82%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class W

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/25
	(UNAUDITED)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$26.65	$21.48	$22.33	$30.11	$22.84	$21.39
Income (loss) from investment operations:
Net investment income[1]	0.19	0.43	0.38	0.34	0.29	0.27
Net realized and unrealized gain (loss) on investments	(0.19)	5.43	1.22	(6.19)	8.01	2.41 [2]
Total from investment operations	0.00	5.86	1.60	(5.85)	8.30	2.68
Less distributions to shareholders:
From net investment income	(0.30)	(0.35)	(0.30)	(0.24)	(0.20)	(0.19)
From net realized gain on investments	(1.44)	(0.34)	(2.15)	(1.69)	(0.83)	(1.04)
Total distributions to shareholders	(1.74)	(0.69)	(2.45)	(1.93)	(1.03)	(1.23)
Net asset value - End of period	$24.91	$26.65	$21.48	$22.33	$30.11	$22.84
Net assets - End of period (000’s omitted)	$1,873	$1,914	$1,264	$1,273	$825	$615
Total return[3]	(0.37% )	27.66%	7.30%	(20.58% )	37.19%	12.97% [2]

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10% [4]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	1.46% [4]	1.72%	1.71%	1.34%	1.06%	1.25%
Series portfolio turnover	45%	60%	56%	62%	49%	88%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.69% [4]	0.68%	0.71%	0.69%	0.67%	0.66%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.38. Excluding the proceeds from the settlement, the total return would have been 12.82%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

(unaudited)

1.	Organization

Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series are asset allocation funds. Each invests in a combination of stocks, bonds and cash and is managed according to specific objectives. The objectives are as follows: Pro-Blend® Conservative Term Series - primary objective is preservation of capital; secondary objective is to provide income and long-term growth of capital. Pro-Blend® Moderate Term Series - equal emphasis on long-term growth of capital and preservation of capital. Pro-Blend® Extended Term Series - primary objective is long-term growth of capital; secondary objective is preservation of capital. Pro-Blend® Maximum Term Series - primary objective is long-term growth of capital.

Each Series is authorized to issue six classes of shares (Class S, I, R, L, W, and Z). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2025, 6.9 billion shares have been designated in total among 15 series, of which 162.5 million have been designated as Pro-Blend® Conservative Term Series Class S common stock, 75 million have been designated as Pro-Blend® Conservative Term Series Class I common stock, 125 million each have been designated as Class S common stock and Class I common stock for Pro-Blend® Moderate Term Series, 125 million each have been designated as Class S common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 200 million each have been designated as Class I common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 52.5 million have been designated in each of the Series as Class R common stock, 25 million have been designated in each of the Series as Class L common stock, 100 million have been designated in each of the Series as Class W common stock and Class Z common stock. Class Z common stock is not currently offered for sale.

Class W shares represent fiduciary accounts where the Advisor has sole investment discretion.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. Each Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated defaulted rates, coupon rates, anticipated timing of

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

The following is a summary of the valuation levels used for major security types as of April 30, 2025 in valuing the Series’ assets or liabilities carried at fair value:

	PRO-BLEND® CONSERVATIVE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$3,702,640	$3,702,640	$—	$—
Consumer Discretionary	7,856,548	7,856,548	—	—
Consumer Staples	1,738,878	1,738,878	—	—
Financials	9,535,888	9,535,888	—	—
Health Care	10,195,691	10,195,691	—	—
Industrials	10,761,719	10,761,719	—	—
Information Technology	14,267,953	14,267,953	—	—
Materials	3,851,025	3,851,025	—	—
Real Estate	1,771,202	1,771,202	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	122,689,828	—	122,689,828	—
States and political subdivisions (municipals)	3,335,855	—	3,335,855	—
Corporate debt:
Communication Services	4,539,875	—	4,539,875	—
Consumer Discretionary	3,885,613	—	3,885,613	—
Energy	7,133,724	—	7,133,724	—
Financials	27,618,066	—	27,618,066	—
Industrials	3,598,447	—	3,598,447	—
Materials	1,870,122	—	1,870,122	—
Real Estate	6,315,950	—	6,315,950	—
Utilities	3,714,231	—	3,714,231	—
Asset-backed securities	21,981,539	—	21,981,539	—
Commercial mortgage-backed securities	27,202,650	—	27,202,650	—
Foreign government bonds	1,439,081	—	1,439,081	—
Short-Term Investment	10,621,720	10,621,720	—	—
Total assets	$309,628,245	$74,303,264	$235,324,981	$—

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$7,697,484	$7,697,484	$—	$—
Consumer Discretionary	14,883,709	14,883,709	—	—
Consumer Staples	3,373,067	3,373,067	—	—
Financials	18,843,557	18,843,557	—	—
Health Care	19,448,124	19,448,124	—	—
Industrials	20,555,277	20,555,277	—	—
Information Technology	27,197,732	27,197,732	—	—
Materials	7,259,533	7,259,533	—	—
Real Estate	3,407,657	3,407,657	—	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)
	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Debt securities:
U.S. Treasury and other U.S. Government agencies	$83,600,974	$—	$83,600,974	$—
States and political subdivisions (municipals)	893,324	—	893,324	—
Corporate debt:
Communication Services	3,304,667	—	3,304,667	—
Consumer Discretionary	2,891,026	—	2,891,026	—
Energy	5,249,073	—	5,249,073	—
Financials	20,251,277	—	20,251,277	—
Industrials	2,581,250	—	2,581,250	—
Materials	1,525,704	—	1,525,704	—
Real Estate	4,825,535	—	4,825,535	—
Utilities	2,806,391	—	2,806,391	—
Asset-backed securities	15,435,205	—	15,435,205	—
Commercial mortgage-backed securities	17,481,637	—	17,481,637	—
Foreign government bonds	1,203,228	—	1,203,228	—
Short-Term Investment	12,096,584	12,096,584	—	—
Total assets	$296,812,015	$134,762,724	$162,049,291	$—

	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$17,289,570	$17,289,570	$—	$—
Consumer Discretionary	34,559,955	34,559,955	—	—
Consumer Staples	8,254,666	8,254,666	—	—
Financials	42,730,040	42,730,040	—	—
Health Care	45,528,491	45,528,491	—	—
Industrials	46,551,910	46,551,910	—	—
Information Technology	63,158,695	63,158,695	—	—
Materials	17,494,293	17,494,293	—	—
Real Estate	7,734,400	7,734,400	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	113,044,672	—	113,044,672	—
States and political subdivisions (municipals)	215,146	—	215,146	—
Corporate debt:
Communication Services	4,207,649	—	4,207,649	—
Consumer Discretionary	3,334,513	—	3,334,513	—
Energy	6,561,157	—	6,561,157	—
Financials	25,191,311	—	25,191,311	—
Industrials	3,112,242	—	3,112,242	—
Materials	1,956,059	—	1,956,059	—
Real Estate	6,112,400	—	6,112,400	—
Utilities	3,175,608	—	3,175,608	—
Asset-backed securities	22,684,070	—	22,684,070	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)
	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commercial mortgage-backed securities	$22,830,725	$—	$22,830,725	$—
Foreign government bonds	1,511,931	—	1,511,931	—
Short-Term Investment	15,879,640	15,879,640	—	—
Total assets	$513,119,143	$299,181,660	$213,937,483	$—

	PRO-BLEND® MAXIMUM TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$17,476,853	$17,476,853	$—	$—
Consumer Discretionary	41,866,973	41,866,973	—	—
Consumer Staples	12,226,318	12,226,318	—	—
Financials	63,098,212	63,098,212	—	—
Health Care	47,696,768	47,696,768	—	—
Industrials	67,639,031	67,639,031	—	—
Information Technology	92,594,800	92,594,800	—	—
Materials	19,053,487	19,053,487	—	—
Real Estate	11,167,372	11,167,372	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	27,039,009	—	27,039,009	—
Corporate debt:
Communication Services	1,621,866	—	1,621,866	—
Consumer Discretionary	1,275,559	—	1,275,559	—
Energy	2,523,741	—	2,523,741	—
Financials	9,329,295	—	9,329,295	—
Industrials	1,277,789	—	1,277,789	—
Materials	535,593	—	535,593	—
Real Estate	1,677,788	—	1,677,788	—
Utilities	1,065,864	—	1,065,864	—
Asset-backed securities	59,402	—	59,402	—
Commercial mortgage-backed securities	40,200	—	40,200	—
Short-Term Investment	20,628,259	20,628,259	—	—
Total assets	$439,894,179	$393,448,073	$46,446,106	$—

There were no Level 3 securities held by any of the Pro-Blend® Series as of October 31, 2024 or April 30, 2025.

New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series’ financial statements.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Asset-Backed Securities

Each Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a Series may subsequently have to reinvest the proceeds at lower interest rates. If a Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

Each Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle a Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Mortgage-Backed Securities (continued)

mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

Each Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

Each Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining their net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

In connection with their ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. No such investments were held by the Series on April 30, 2025.

Interest Only Securities

The Series may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Series may not fully recoup its initial investment in IOs.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2025, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2021 through October 31, 2024. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which they invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.40% for Pro-Blend® Conservative Term Series and 0.60% for Pro- Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, of the Series’ average daily net assets for investment advisory services.

Under the Agreement, personnel of the Advisor are responsible for management of the Series’ portfolio, the execution of securities transactions, and generally administer the affairs of the Fund. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class S, Class I, Class R and Class L shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series’ expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), at no more than the amounts presented in the following table, of average daily net assets each year.

SERIES/CLASS	EXPENSE LIMIT
Pro-Blend® Conservative Term Series Class S, I, R and L	0.65%
Pro-Blend® Conservative Term Series Class Z	0.50%
Pro-Blend® Conservative Term Series Class W	0.10%
Pro-Blend® Moderate Term Series Class S, I, R and L	0.85%
Pro-Blend® Moderate Term Series Class Z	0.70%
Pro-Blend® Moderate Term Series Class W	0.10%
Pro-Blend® Extended Term Series Class S, I, R and L	0.85%
Pro-Blend® Extended Term Series Class Z	0.70%
Pro-Blend® Extended Term Series Class W	0.10%
Pro-Blend® Maximum Term Series Class S, I, R and L	0.85%
Pro-Blend® Maximum Term Series Class Z	0.70%
Pro-Blend® Maximum Term Series Class W	0.10%

The contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived the following management fees for Class W shares for the six months ended April 30, 2025. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed the

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

following expenses for Class S, Class I, Class R, Class L and Class W shares for the six months ended April 30, 2025. These amounts are included as a reduction of expenses on the Statement of Operations:

SERIES/CLASS	CLASS W MANAGEMENT FEE WAIVER	WAIVED OPERATING EXPENSES
Pro-Blend® Conservative Term Series	$3,651	$18,103
Pro-Blend® Moderate Term Series	331	15,719
Pro-Blend® Extended Term Series	391	34
Pro-Blend® Maximum Term Series	5,841	53,153

For the six months ended April 30, 2025, the Advisor recouped the following waivers and/or reimbursements previously recorded by the Series:

SERIES/CLASS	RECOUPED AMOUNT
Pro-Blend® Maximum Term Series
Class S	$4,619

For the six months ended April 30, 2025, the Advisor did not recoup any expenses from Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series and Pro-Blend® Extended Term Series that have been previously waived or reimbursed.

As of April 30, 2025, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

SERIES/CLASS	EXPIRING OCTOBER 31,
	2025	2026	2027	2028	TOTAL
Pro-Blend® Conservative Term Series
Class S	$—	$25,656	$—	$12,249	$37,905
Class I	—	5,397	—	5,256	10,653
Class W	651	1,125	1,039	598	3,413
Pro-Blend® Moderate Term Series
Class I	$231	$42,920	$5,150	$15,677	$63,978
Class W	65	75	41	42	223
Pro-Blend® Extended Term Series
Class W	$7	$69	$56	$34	$166
Pro-Blend® Maximum Term Series
Class S	$59,166	$148,049	$—	$29,314	$236,529
Class I	54,276	72,922	11,697	22,947	161,842
Class W	784	1,504	1,290	892	4,470

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Each Series compensates the distributor for distributing and servicing the Series’ Class L, Class R and Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares, 1.00% of average daily net assets attributable to Class L shares and an annual rate of 0.50% of daily net assets attributable to Class R shares. There are no distribution and service fees on the Class I, Class W, and Class Z shares of each Series. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Chief Legal Officer, President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series’ financial statements.

5.	Purchases and Sales of Securities

For the six months ended April 30, 2025, purchases and sales of securities, including paydowns and other than short-term securities, were as follows:

SERIES	PURCHASES OTHER ISSUERS	GOVERNMENT	SALES OTHER ISSUERS	GOVERNMENT
Pro-Blend® Conservative Term Series	$37,761,408	$37,509,400	$50,095,251	$51,879,116
Pro-Blend® Moderate Term Series	64,280,235	62,139,555	81,167,006	74,445,098
Pro-Blend® Extended Term Series	146,386,701	74,730,621	174,199,718	84,287,912
Pro-Blend® Maximum Term Series	145,192,685	60,539,347	170,142,941	69,998,512

6.	Capital Stock Transactions

Transactions in Class S, Class I, Class R, Class L, and Class W shares were:

PRO-BLEND® CONSERVATIVE TERM SERIES
CLASS S	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	322,869	$4,217,919	1,085,915	$14,026,150
Reinvested	441,067	5,755,922	418,678	5,266,973
Repurchased	(1,722,662)	(22,530,964)	(3,455,937)	(44,428,095)
Total	(958,726)	$(12,557,123)	(1,951,344)	$(25,134,972)

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	425,666	$5,583,999	1,278,203	$16,427,161
Reinvested	191,058	2,491,399	162,888	2,047,507
Repurchased	(809,603)	(10,612,147)	(1,517,111)	(19,590,959)
Total	(192,879)	$(2,536,749)	(76,020)	$(1,116,291)

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	46,608	$610,902	39,433	$502,584
Reinvested	32,690	427,911	31,640	398,985
Repurchased	(172,054)	(2,234,390)	(215,968)	(2,776,565)
Total	(92,756)	$(1,195,577)	(144,895)	$(1,874,996)

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS L	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	170,485	$2,238,765	215,637	$2,806,795
Reinvested	111,569	1,468,244	121,376	1,537,831
Repurchased	(470,858)	(6,191,506)	(1,090,211)	(14,110,711)
Total	(188,804)	$(2,484,497)	(753,198)	$(9,766,085)

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS W	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	—	$—
Reinvested	5,533	72,152	4,308	54,109
Repurchased	(2,232)	(29,131)	(468)	(5,926)
Total	3,301	$43,021	3,840	$48,183

PRO-BLEND® MODERATE TERM SERIES CLASS S	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	299,650	$4,263,728	617,936	$8,712,917
Reinvested	416,327	5,974,288	203,282	2,760,570
Repurchased	(1,285,915)	(18,336,138)	(2,194,956)	(30,653,712)
Total	(569,938)	$(8,098,122)	(1,373,738)	$(19,180,225)

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

PRO-BLEND® MODERATE TERM SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	191,807	$2,795,887	788,465	$11,191,450
Reinvested	271,764	3,913,398	129,689	1,767,662
Repurchased	(1,020,116)	(14,723,570)	(1,553,547)	(21,848,354)
Total	(556,545)	$(8,014,285)	(635,393)	$(8,889,242)

PRO-BLEND® MODERATE TERM SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	66,303	$949,133	134,939	$1,894,729
Reinvested	60,511	874,382	28,385	388,020
Repurchased	(182,722)	(2,619,320)	(293,266)	(4,157,594)
Total	(55,908)	$(795,805)	(129,942)	$(1,874,845)

PRO-BLEND® MODERATE TERM SERIES CLASS L	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	66,422	$957,410	235,596	$3,342,454
Reinvested	184,861	2,682,342	86,903	1,192,306
Repurchased	(554,600)	(8,002,914)	(1,080,925)	(15,297,759)
Total	(303,317)	$(4,363,162)	(758,426)	$(10,762,999)

PRO-BLEND® MODERATE TERM SERIES CLASS W	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	8,941	$130,033
Reinvested	388	5,597	184	2,497
Repurchased	(485)	(6,965)	(9,008)	(125,954)
Total	(97)	$(1,368)	117	$6,576

PRO-BLEND® EXTENDED TERM SERIES CLASS S	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	415,352	$8,185,988	689,704	$13,091,427
Reinvested	549,239	10,863,946	262,376	4,814,590
Repurchased	(1,667,591)	(32,742,466)	(2,687,328)	(51,504,389)
Total	(703,000)	$(13,692,532)	(1,735,248)	$(33,598,372)

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

PRO-BLEND® EXTENDED TERM SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	543,122	$10,694,913	559,178	$10,725,443
Reinvested	293,458	5,813,394	138,498	2,545,600
Repurchased	(868,109)	(17,375,047)	(1,274,477)	(24,236,184)
Total	(31,529)	$(866,740)	(576,801)	$(10,965,141)

PRO-BLEND® EXTENDED TERM SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	48,852	$959,784	118,036	$2,279,066
Reinvested	88,153	1,752,476	38,043	701,507
Repurchased	(195,106)	(3,835,085)	(272,946)	(5,212,005)
Total	(58,101)	$(1,122,825)	(116,867)	$(2,231,432)

PRO-BLEND® EXTENDED TERM SERIES CLASS L	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	115,767	$2,275,104	234,521	$4,463,815
Reinvested	145,214	2,894,116	64,267	1,187,660
Repurchased	(481,739)	(9,537,638)	(785,203)	(15,084,124)
Total	(220,758)	$(4,368,418)	(486,415)	$(9,432,649)

PRO-BLEND® EXTENDED TERM SERIES CLASS W	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	140	$2,788	—	$—
Reinvested	323	6,428	155	2,857
Repurchased	(184)	(3,663)	(623)	(11,692)
Total	279	$5,553	(468)	$(8,835)

PRO-BLEND® MAXIMUM TERM SERIES CLASS S	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	355,773	$9,104,052	577,819	$14,153,211
Reinvested	588,603	15,297,796	218,542	5,109,519
Repurchased	(1,270,220)	(32,074,097)	(2,161,502)	(52,957,719)
Total	(325,844)	$(7,672,249)	(1,365,141)	$(33,694,989)

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

PRO-BLEND® MAXIMUM TERM SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	350,809	$8,918,287	938,551	$23,064,714
Reinvested	244,692	6,391,357	90,512	2,130,761
Repurchased	(465,004)	(12,043,351)	(1,092,401)	(27,037,454)
Total	130,497	$3,266,293	(63,338)	$(1,841,979)

PRO-BLEND® MAXIMUM TERM SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	50,297	$1,285,880	114,701	$2,835,036
Reinvested	110,030	2,870,688	37,553	881,370
Repurchased	(142,129)	(3,657,139)	(270,203)	(6,644,257)
Total	18,198	$499,429	(117,949)	$(2,927,851)

PRO-BLEND® MAXIMUM TERM SERIES CLASS L	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	147,358	$3,665,763	139,373	$3,438,549
Reinvested	122,396	3,178,610	37,826	886,262
Repurchased	(173,158)	(4,421,456)	(356,761)	(8,776,857)
Total	96,596	$2,422,917	(179,562)	$(4,452,046)

PRO-BLEND® MAXIMUM TERM SERIES CLASS W	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	13,117	$324,235
Reinvested	4,710	123,820	1,740	41,490
Repurchased	(1,338)	(35,058)	(1,883)	(45,392)
Total	3,372	$88,762	12,974	$320,333

At April 30, 2025, one shareholder owned 10% of the Pro-Blend® Extended Term Series. The Advisor and its affiliates owned less than 0.1% of Pro-Blend® Conservative Term Series and Pro-Blend® Extended Term Series and 0.1% of Pro-Blend® Moderate Term Series and Pro-Blend® Maximum Term Series.

7.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2025 unless extended or renewed. During the six months ended April 30, 2025, none of the Series borrowed under the line of credit.

Notes to Financial Statements (continued)

(unaudited)

8.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on April 30, 2025.

The Series may invest in a loan assignment of all or a portion of the loans. A Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid. At April 30, 2025, none of the Series held any loan assignments.

9.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2024 were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES	PRO-BLEND® MAXIMUM TERM SERIES
Ordinary income	$9,348,507	$6,171,366	$9,356,712	$2,624,538
Long-term capital gains	—	—	—	6,488,809

Notes to Financial Statements (continued)

(unaudited)

10.	Federal Income Tax Information (continued)

At April 30, 2025, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES	PRO-BLEND® MAXIMUM TERM SERIES
Cost for federal income tax purposes	$307,393,993	$287,634,950	$486,140,809	$382,918,332
Unrealized appreciation	11,222,976	18,537,517	42,688,636	67,668,981
Unrealized depreciation	(8,988,724)	(9,360,452)	(15,710,302)	(10,693,134)

Net unrealized appreciation	$2,234,252	$9,177,065	$26,978,334	$56,975,847

At October 31, 2024, Pro-Blend® Conservative Term Series, had net short-term capital loss carryforwards of $2,930,528, and had long-term capital loss carryforwards of $3,683,230, available, to the extent allowed by the Internal Revenue Code, to offset future net capital gain, if any, which may be carried forward indefinitely.

11.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier's web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

5. Financial Statement and Other Information - Annual

6. Financial Statement and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNPRO-04/25-SAR

www.manning-napier.com

Manning & Napier Fund, Inc.

Disciplined Value Series

Disciplined Value Series

Investment Portfolio - April 30, 2025
(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 98.6%

Communication Services - 0.5%
Media - 0.5%
Omnicom Group, Inc.	9,262	$705,394
Consumer Discretionary - 5.1%
Broadline Retail - 0.9%
eBay, Inc.	19,029	1,297,017
Distributors - 0.6%
Genuine Parts Co.	6,744	792,757
Hotels, Restaurants & Leisure - 0.3%
Las Vegas Sands Corp.	12,485	457,825
Household Durables - 0.6%
Lennar Corp. - Class A	7,699	836,188
Specialty Retail - 2.3%
Best Buy Co., Inc.	7,338	489,371
Dick's Sporting Goods, Inc.	3,893	730,872
The Home Depot, Inc.	3,624	1,306,416
Williams-Sonoma, Inc.	4,258	657,733
		3,184,392
Textiles, Apparel & Luxury Goods - 0.4%
Ralph Lauren Corp.	764	171,862
Tapestry, Inc.	5,318	375,717
		547,579
Total Consumer Discretionary		7,115,758
Consumer Staples - 8.6%
Beverages - 0.8%
Brown-Forman Corp. - Class B	16,785	584,789
Constellation Brands, Inc. - Class A	1,788	335,322
Molson Coors Beverage Co. - Class B	2,846	163,730
		1,083,841
Consumer Staples Distribution & Retail - 1.5%
The Kroger Co.	11,725	846,662
Sysco Corp.	18,074	1,290,484
		2,137,146
Food Products - 4.9%
Archer-Daniels-Midland Co.	9,179	438,297
Conagra Brands, Inc.	6,607	163,259
General Mills, Inc.	21,348	1,211,286
The Hershey Co.	7,815	1,306,590
The Kraft Heinz Co.	44,175	1,285,493
Mondelez International, Inc. - Class A	37,811	2,576,063
		6,980,988
Household Products - 1.4%
Colgate-Palmolive Co.	12,154	1,120,477
Kimberly-Clark Corp.	6,314	832,059
		1,952,536
Total Consumer Staples		12,154,511

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy - 15.4%
Energy Equipment & Services - 1.8%
Baker Hughes Co.	10,490	$371,346
Halliburton Co.	38,388	760,850
Schlumberger N.V.	44,425	1,477,132
		2,609,328
Oil, Gas & Consumable Fuels - 13.6%
Chevron Corp.	24,505	3,334,150
ConocoPhillips	28,896	2,575,212
Coterra Energy, Inc.	34,481	846,853
Devon Energy Corp.	12,450	378,604
EOG Resources, Inc.	16,296	1,797,938
Exxon Mobil Corp.	43,702	4,616,242
Hess Corp.	5,264	679,319
Marathon Petroleum Corp.	10,339	1,420,682
Occidental Petroleum Corp.	29,990	1,181,906
Phillips 66	9,626	1,001,682
Valero Energy Corp.	11,023	1,279,660
		19,112,248
Total Energy		21,721,576
Financials - 24.0%
Banks - 15.7%
Bank of America Corp.	62,583	2,495,810
Citigroup, Inc.	44,198	3,022,259
Fifth Third Bancorp	27,569	990,830
Huntington Bancshares, Inc.	60,086	873,050
JPMorgan Chase & Co.	22,154	5,419,312
The PNC Financial Services Group, Inc.	6,063	974,263
Regions Financial Corp.	9,662	197,201
Truist Financial Corp.	42,442	1,627,226
U.S. Bancorp	45,879	1,850,759
Wells Fargo & Co.	64,805	4,601,803
		22,052,513
Capital Markets - 0.2%
Cboe Global Markets, Inc.	1,340	297,212
Insurance - 8.1%
The Allstate Corp.	9,095	1,804,357
Chubb Ltd.	5,297	1,515,366
Cincinnati Financial Corp.	7,064	983,379
Everest Group Ltd.	1,651	592,428
The Hartford Insurance Group, Inc.	11,277	1,383,350
The Progressive Corp.	7,262	2,045,996
The Travelers Companies, Inc.	7,332	1,936,601
W. R. Berkley Corp.	16,245	1,164,604
		11,426,081
Total Financials		33,775,806
Health Care - 17.3%
Biotechnology - 2.4%
Gilead Sciences, Inc.	32,172	3,427,605
The accompanying notes are an integral part of the financial statements.

1

Disciplined Value Series

Investment Portfolio - April 30, 2025
(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies - 3.8%
Baxter International, Inc.	17,304	$539,366
Becton Dickinson & Co.	9,000	1,863,810
Medtronic plc	33,834	2,867,770
		5,270,946
Health Care Providers & Services - 3.8%
Elevance Health, Inc.	4,772	2,007,008
Humana, Inc.	2,529	663,205
Labcorp Holdings, Inc.	2,048	493,588
Quest Diagnostics, Inc.	3,812	679,375
UnitedHealth Group, Inc.	3,440	1,415,353
		5,258,529
Pharmaceuticals - 7.3%
Bristol-Myers Squibb Co.	56,995	2,861,149
Johnson & Johnson	33,349	5,212,782
Merck & Co., Inc.	26,234	2,235,137
		10,309,068
Total Health Care		24,266,148
Industrials - 17.9%
Aerospace & Defense - 4.5%
L3Harris Technologies, Inc.	1,828	402,196
Lockheed Martin Corp.	6,093	2,910,931
RTX Corp.	24,506	3,090,942
		6,404,069
Air Freight & Logistics - 0.8%
FedEx Corp.	5,694	1,197,619
Building Products - 0.5%
Masco Corp.	8,385	508,215
Owens Corning	1,085	157,770
		665,985
Commercial Services & Supplies - 0.2%
RB Global, Inc. (Canada)	2,242	225,769
Electrical Equipment - 1.2%
Emerson Electric Co.	13,215	1,389,029
Rockwell Automation, Inc.	1,081	267,742
		1,656,771
Ground Transportation - 1.2%
CSX Corp.	61,633	1,730,038
Industrial Conglomerates - 1.8%
3M Co.	12,325	1,712,066
Honeywell International, Inc.	3,966	834,843
		2,546,909
Machinery - 6.2%
Caterpillar, Inc.	10,753	3,325,580
CNH Industrial N.V.	30,697	355,164
Cummins, Inc.	4,843	1,423,067
Deere & Co.	5,311	2,461,967
PACCAR, Inc.	8,335	751,901

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
Snap-on, Inc.	1,346	$422,388
		8,740,067
Professional Services - 0.8%
Booz Allen Hamilton Holding Corp.	3,033	364,021
Broadridge Financial Solutions, Inc.	1,233	298,879
SS&C Technologies Holdings, Inc.	5,783	437,195
		1,100,095
Trading Companies & Distributors - 0.7%
Ferguson Enterprises, Inc.	5,725	971,304
Total Industrials		25,238,626
Information Technology - 2.9%
Electronic Equipment, Instruments & Components - 0.3%
CDW Corp.	2,842	456,311
IT Services - 1.7%
Accenture plc - Class A (Ireland)	3,353	1,003,050
Cognizant Technology Solutions Corp. - Class A	18,403	1,353,909
		2,356,959
Semiconductors & Semiconductor Equipment - 0.9%
Microchip Technology, Inc.	3,622	166,902
QUALCOMM, Inc.	6,187	918,522
Skyworks Solutions, Inc.	3,634	233,593
		1,319,017
Total Information Technology		4,132,287
Materials - 6.9%
Chemicals - 1.6%
CF Industries Holdings, Inc.	4,127	323,433
International Flavors & Fragrances, Inc.	5,630	441,729
PPG Industries, Inc.	9,487	1,032,755
Westlake Corp.	4,460	412,238
		2,210,155
Construction Materials - 0.7%
CRH plc	10,440	996,185
Containers & Packaging - 1.0%
Avery Dennison Corp.	2,971	508,368
Smurfit WestRock plc	22,268	935,701
		1,444,069
Metals & Mining - 3.6%
Freeport-McMoRan, Inc.	21,999	792,624
Newmont Corp.	19,088	1,005,556
Nucor Corp.	9,089	1,084,954
Reliance, Inc.	2,006	578,189
Southern Copper Corp. (Mexico)	11,006	985,257

The accompanying notes are an integral part of the financial statements.

2

Disciplined Value Series

Investment Portfolio - April 30, 2025
(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining (continued)
Steel Dynamics, Inc.	5,012	$650,107
		5,096,687
Total Materials		9,747,096
TOTAL COMMON STOCKS (Identified Cost $135,449,524)		138,857,202

SHORT-TERM INVESTMENT - 1.5%

Dreyfus Government Cash Management, Institutional Shares, 4.21%[1]
(Identified Cost $2,103,244)	2,103,244	2,103,244

TOTAL INVESTMENTS - 100.1% (Identified Cost $137,552,768)		140,960,446
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(166,478)
NET ASSETS - 100%		$140,793,968

1Rate shown is the current yield as of April 30, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

3

Disciplined Value Series

Statement of Assets and Liabilities

April 30, 2025 (unaudited)

ASSETS:

Investments, at value (identified cost $137,552,768) (Note 2)	$140,960,446
Dividends receivable	135,122
Receivable for fund shares sold	24,248
Prepaid expenses	5,787

TOTAL ASSETS	141,125,603

LIABILITIES:

Accrued sub-transfer agent fees[1]	45,099
Accrued management fees[1]	21,803
Accrued fund accounting and administration fees[1]	18,313
Directors' fees payable[1]	8,949
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	7,407
Payable for fund shares repurchased	179,968
Professional fees payable	32,770
Other payables and accrued expenses	17,326

TOTAL LIABILITIES	331,635

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$140,793,968

NET ASSETS CONSIST OF:

Capital stock	$185,541
Additional paid-in-capital	133,789,924
Total distributable earnings (loss)	6,818,503

TOTAL NET ASSETS	$140,793,968

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($36,397,814/4,989,998 shares)	$7.29

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($51,394,983/6,530,356 shares)	$7.87

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($30,618,908/4,189,586 shares)	$7.31

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($22,382,263/2,844,168 shares)	$7.87

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

4

Disciplined Value Series

Statement of Operations

For the Six Months Ended April 30, 2025 (unaudited)

INVESTMENT INCOME:

Dividends	$2,462,201

EXPENSES:

Management fees (Note 3)	263,307
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	51,596
Sub-transfer agent fees (Note 3)	51,349
Fund accounting and administration fees (Note 3)	35,672
Directors’ fees (Note 3)	13,005
Chief Compliance Officer service fees (Note 3)	4,092
Registration and filing fees	37,980
Professional fees	26,701
Custodian fees	4,796
Interest expense	2,132
Miscellaneous	37,447

Total Expenses	528,077
Less reduction of expenses (Note 3)	(92,815)

Net Expenses	435,262

NET INVESTMENT INCOME	2,026,939

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	4,147,991

Net change in unrealized appreciation (depreciation) on investments	(11,788,387)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(7,640,396)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,613,457)

The accompanying notes are an integral part of the financial statements.

5

Disciplined Value Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/25 (UNAUDITED)	FOR THE YEAR ENDED 10/31/24
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,026,939	$4,963,118
Net realized gain (loss) on investments	4,147,991	15,822,589
Net change in unrealized appreciation (depreciation) on investments	(11,788,387)	28,630,249

Net increase (decrease) from operations	(5,613,457)	49,415,956

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):
Class S	(4,013,258)	(4,551,887)
Class I	(5,314,494)	(6,682,681)
Class W	(4,866,499)	(5,947,957)
Class Z	(2,138,034)	(2,110,572)

Total distributions to shareholders	(16,332,285)	(19,293,097)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(26,982,345)	(50,841,639)

Net increase (decrease) in net assets	(48,928,087)	(20,718,780)

NET ASSETS:

Beginning of period	189,722,055	210,440,835

End of period	$140,793,968	$189,722,055

The accompanying notes are an integral part of the financial statements.

6

Disciplined Value Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED 4/30/25 (UNAUDITED)	FOR THE YEAR ENDED
		10/31/24	10/31/23	10/31/22	10/31/21	10/31/20

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.30	$7.21	$8.23	$9.17	$6.78	$7.67
Income (loss) from investment operations:
Net investment income[1]	0.08	0.17	0.17	0.17	0.15	0.16
Net realized and unrealized gain (loss) on investments	(0.34)	1.65	(0.42)	(0.45)	2.36	(0.68)
Total from investment operations	(0.26)	1.82	(0.25)	(0.28)	2.51	(0.52)
Less distributions to shareholders:
From net investment income	(0.09)	(0.30)	(0.16)	(0.14)	(0.12)	(0.14)
From net realized gain on investments	(0.66)	(0.42)	(0.61)	(0.52)	—	(0.23)
Total distributions to shareholders	(0.75)	(0.72)	(0.77)	(0.66)	(0.12)	(0.37)

Net asset value - End of period	$7.29	$8.30	$7.21	$8.23	$9.17	$6.78
Net assets - End of period (000’s omitted)	$36,398	$46,135	$49,633	$64,323	$72,925	$64,205
Total return[2]	(3.73% )	26.33%	(3.84% )	(3.39% )	37.17%	(7.09% )

Ratios (to average net assets)/Supplemental Data:
Expenses	0.80% [3]	0.75%	0.76%	0.72%	0.72%	0.76%
Net investment income	2.01% [3]	2.13%	2.20%	1.98%	1.74%	2.26%
Series portfolio turnover	27%	58%	35%	31%	55%	29%

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3 Annualized.

The accompanying notes are an integral part of the financial statements.

7

Disciplined Value Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 4/30/25 (UNAUDITED)	FOR THE YEAR ENDED
		10/31/24	10/31/23	10/31/22	10/31/21	10/31/20

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.90	$7.68	$8.72	$9.68	$7.15	$8.07
Income (loss) from investment operations:
Net investment income[1]	0.09	0.20	0.20	0.19	0.17	0.18
Net realized and unrealized gain (loss) on investments	(0.36)	1.77	(0.45)	(0.48)	2.49	(0.71)
Total from investment operations	(0.27)	1.97	(0.25)	(0.29)	2.66	(0.53)
Less distributions to shareholders:
From net investment income	(0.10)	(0.32)	(0.18)	(0.15)	(0.13)	(0.16)
From net realized gain on investments	(0.66)	(0.42)	(0.61)	(0.52)	—	(0.23)
Total distributions to shareholders	(0.76)	(0.74)	(0.79)	(0.67)	(0.13)	(0.39)

Net asset value - End of period	$7.87	$8.90	$7.68	$8.72	$9.68	$7.15
Net assets - End of period (000’s omitted)	$51,395	$64,385	$73,449	$86,444	$109,845	$120,221
Total return[2]	(3.59% )	26.67%	(3.68% )	(3.24% )	37.44%	(6.89% )

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.60% [3]	0.55%	0.55%	0.52%	0.54%	0.55%
Net investment income	2.21% [3]	2.34%	2.40%	2.16%	1.93%	2.45%
Series portfolio turnover	27%	58%	35%	31%	55%	29%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.01% [3]	N/A	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

8

Disciplined Value Series

Financial Highlights - Class W

	FOR THE SIX MONTHS ENDED 4/30/25 (UNAUDITED)	FOR THE YEAR ENDED
		10/31/24	10/31/23	10/31/22	10/31/21	10/31/20

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.32	$7.23	$8.26	$9.20	$6.80	$7.69
Income (loss) from investment operations:
Net investment income[1]	0.10	0.22	0.23	0.22	0.20	0.20
Net realized and unrealized gain (loss) on investments	(0.34)	1.64	(0.44)	(0.45)	2.37	(0.68)
Total from investment operations	(0.24)	1.86	(0.21)	(0.23)	2.57	(0.48)
Less distributions to shareholders:
From net investment income	(0.11)	(0.35)	(0.21)	(0.19)	(0.17)	(0.18)
From net realized gain on investments	(0.66)	(0.42)	(0.61)	(0.52)	—	(0.23)
Total distributions to shareholders	(0.77)	(0.77)	(0.82)	(0.71)	(0.17)	(0.41)

Net asset value - End of period	$7.31	$8.32	$7.23	$8.26	$9.20	$6.80
Net assets - End of period (000’s omitted)	$30,619	$54,217	$65,430	$211,178	$244,197	$116,106
Total return[2]	(3.39% )	27.15%	(3.32% )	(2.75% )	37.98%	(6.45% )

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.15% [3]	0.15%	0.12%	0.11%	0.11%	0.14% [4]
Net investment income	2.65% [3]	2.76%	2.89%	2.58%	2.31%	2.84%
Series portfolio turnover	27%	58%	35%	31%	55%	29%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.33% [3]	0.30%	0.30%	0.30%	0.30%	0.30%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

4Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have decreased by less than 0.01%.

The accompanying notes are an integral part of the financial statements.

9

Disciplined Value Series

Financial Highlights - Class Z

	FOR THE SIX MONTHS ENDED 4/30/25 (UNAUDITED)	FOR THE YEAR ENDED
		10/31/24	10/31/23	10/31/22	10/31/21	10/31/20

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.90	$7.68	$8.72	$9.68	$7.15	$8.07
Income (loss) from investment operations:
Net investment income[1]	0.10	0.20	0.21	0.20	0.19	0.19
Net realized and unrealized gain (loss) on investments	(0.37)	1.77	(0.45)	(0.48)	2.48	(0.72)
Total from investment operations	(0.27)	1.97	(0.24)	(0.28)	2.67	(0.53)
Less distributions to shareholders:
From net investment income	(0.10)	(0.33)	(0.19)	(0.16)	(0.14)	(0.16)
From net realized gain on investments	(0.66)	(0.42)	(0.61)	(0.52)	—	(0.23)
Total distributions to shareholders	(0.76)	(0.75)	(0.80)	(0.68)	(0.14)	(0.39)

Net asset value - End of period	$7.87	$8.90	$7.68	$8.72	$9.68	$7.15
Net assets - End of period (000’s omitted)	$22,382	$24,985	$21,929	$24,049	$24,111	$15,781
Total return[2]	(3.55% )	26.83%	(3.55% )	(3.12% )	37.61%	(6.77% )

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45% [3]	0.45%	0.42%	0.41%	0.41%	0.45% [4]
Net investment income	2.34% [3]	2.41%	2.53%	2.27%	2.04%	2.55%
Series portfolio turnover	27%	58%	35%	31%	55%	29%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.03% [3]	N/A	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have decreased by 0.01%.

The accompanying notes are an integral part of the financial statements.

10

Disciplined Value Series

Notes to Financial Statements

(unaudited)

1.	Organization

Disciplined Value Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide competitive returns consistent with the broad equity market while providing a level of capital protection during market downturns.

The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2025, 6.9 billion shares have been designated in total among 15 series, of which 100 million have been designated as Disciplined Value Series Class I common stock, Disciplined Value Series Class S common stock, Disciplined Value Series Class W common stock, and Disciplined Value Series Class Z common stock.

Class W shares represent fiduciary accounts where the Advisor has sole investment discretion.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.

11

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$705,394	$705,394	$—	$—
Consumer Discretionary	7,115,758	7,115,758	—	—
Consumer Staples	12,154,511	12,154,511	—	—
Energy	21,721,576	21,721,576	—	—
Financials	33,775,806	33,775,806	—	—
Health Care	24,266,148	24,266,148	—	—
Industrials	25,238,626	25,238,626	—	—
Information Technology	4,132,287	4,132,287	—	—
Materials	9,747,096	9,747,096	—	—
Short-Term Investment	2,103,244	2,103,244	—	—
Total assets	$140,960,446	$140,960,446	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2024 or April 30, 2025.

New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and

12

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

New Accounting Pronouncement (continued)

are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2025, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2021 through October 31, 2024. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may

13

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications (continued)

also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.30% of the Series’ average daily net assets for investment advisory services.

Under the Agreement, personnel of the Advisor are responsible for management of the Series’ portfolio, the execution of securities transactions, and generally administer the affairs of the Fund. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class S and Class I shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series’ expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 0.60% of the average daily net assets of the Class I and Class S shares, 0.45% of the average daily net assets of the Class Z shares, and 0.15% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

14

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

Pursuant to the advisory fee waiver, the Advisor waived $76,895 in management fees for Class W shares for the six months ended April 30, 2025. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $2,782, $8,845 and $4,203 for Class I, Class W and Class Z shares, respectively, for six months ended April 30, 2025. These amounts are included as a reduction of expenses on the Statement of Operations. For the six months ended April 30, 2025, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

For the six months ended April 30, 2025, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING OCTOBER 31, 2028
Class I	$2,872
Class W	8,845
Class Z	4,203

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Chief Legal Officer, President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series’ financial statements.

5.	Purchases and Sales of Securities

For the six months ended April 30, 2025, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $47,053,823 and $89,098,377, respectively. There were no purchases or sales of U.S. Government securities.

15

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions

Transactions in Class S, Class I, Class W, and Class Z shares of Disciplined Value Series were:

CLASS S	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	164,045	$1,305,632	423,677	$3,386,664
Reinvested	514,386	4,001,461	608,748	4,521,138
Repurchased	(1,244,070)	(9,646,733)	(2,362,256)	(18,169,637)
Total	(565,639)	$(4,339,640)	(1,329,831)	$(10,261,835)

CLASS I	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	532,527	$4,536,710	1,053,601	$8,817,852
Reinvested	606,029	5,078,235	814,336	6,481,643
Repurchased	(1,840,022)	(15,577,034)	(4,197,921)	(35,242,950)
Total	(701,466)	$(5,962,089)	(2,329,984)	$(19,943,455)

CLASS W	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	450,037	$3,454,645	375,427	$2,951,725
Reinvested	620,141	4,824,308	791,159	5,900,054
Repurchased	(3,395,507)	(25,362,646)	(3,701,490)	(28,914,122)
Total	(2,325,329)	$(17,083,693)	(2,534,904)	$(20,062,343)

CLASS Z	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	135,025	$1,128,321	72,650	$606,116
Reinvested	253,646	2,125,413	263,798	2,101,853
Repurchased	(351,665)	(2,850,657)	(383,866)	(3,281,975)
Total	37,006	$403,077	(47,418)	$(574,006)

At April 30, 2025, the Advisor and its affiliates owned 0.3% of the Series. Approximately 29% of the shares outstanding (representing Class W) are fiduciary accounts where the Advisor has sole investment discretion.

7.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2025 unless extended or renewed. During the six months ended April 30, 2025, the Series borrowed for 3 days and the daily amount of borrowings outstanding under the line of credit was $4,500,000 with an interest rate of 5.69%. As of April 30, 2025, there was no borrowing outstanding.

16

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

8.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2025.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2024 were as follows:

Ordinary income	$8,263,338
Long-term capital gains	11,029,759

At April 30, 2025, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$139,172,251
Unrealized appreciation	11,312,353
Unrealized depreciation	(9,524,158)
Net unrealized appreciation	$1,788,195

10.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

17

Disciplined Value Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier’s web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

5.	Financial Statement and Other Information - Annual

6.	Financial Statement and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDIV-04/25-SAR

18

www.manning-napier.com

Manning & Napier Fund, Inc.

Rainier International Discovery Series

Rainier International Discovery Series

Investment Portfolio - April 30, 2025

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 96.1%

Communication Services - 10.2%
Diversified Telecommunication Services - 2.0%
Internet Initiative Japan, Inc. (Japan)	280,600	$5,203,273
U-Next Holdings Co. Ltd. (Japan)	186,400	2,667,449
		7,870,722
Entertainment - 2.3%
CTS Eventim AG & Co. KGaA (Germany)	55,970	6,631,716
NetEase Cloud Music, Inc. (China)*[1]	111,800	2,614,644
		9,246,360
Interactive Media & Services - 5.9%
Auto Trader Group plc (United Kingdom)[1]	397,450	4,465,292
CAR Group Ltd. (Australia)	87,585	1,869,440
Hemnet Group AB (Sweden)	82,967	2,847,904
Rightmove plc (United Kingdom)	679,652	6,712,352
Scout24 SE (Germany)[1]	63,721	7,594,065
		23,489,053
Total Communication Services		40,606,135
Consumer Discretionary - 7.5%
Automobiles - 0.5%
Yadea Group Holdings Ltd. (China)[1]	1,132,000	2,043,097
Hotels, Restaurants & Leisure - 1.1%
GENDA, Inc. (Japan)*	242,200	1,856,295
Indian Hotels Co. Ltd. (India)	293,083	2,727,011
		4,583,306
Household Durables - 2.7%
Coway Co. Ltd. (South Korea)	37,346	2,299,410
GN Store Nord A/S (Denmark)*	52,802	797,218
Nikon Corp. (Japan)	533,600	5,130,804
Rinnai Corp. (Japan)	112,712	2,524,576
		10,752,008
Leisure Products - 0.4%
Thule Group AB (Sweden)[1]	62,816	1,431,824
Specialty Retail - 0.8%
JUMBO S.A. (Greece)	100,264	3,157,637
Textiles, Apparel & Luxury Goods - 2.0%
Brunello Cucinelli S.p.A. (Italy)	50,400	5,690,145
Eclat Textile Co. Ltd. (Taiwan)	168,000	2,189,776
		7,879,921
Total Consumer Discretionary		29,847,793
Consumer Staples - 2.1%
Food Products - 1.1%
Gruma S.A.B. de C.V. - Class B (Mexico)	104,671	1,994,356
LT Foods Ltd. (India)	541,310	2,222,393
		4,216,749
Personal Care Products - 1.0%
Cosmax, Inc. (South Korea)	28,598	3,470,478
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Care Products (continued)
Milbon Co. Ltd. (Japan)	39,179	$744,986
		4,215,464
Total Consumer Staples		8,432,213
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Gaztransport Et Technigaz S.A. (France)	36,882	6,011,866
Financials - 18.4%
Banks - 4.7%
Fukuoka Financial Group, Inc. (Japan)	237,400	6,272,171
Kyoto Financial Group, Inc. (Japan)	360,800	6,192,960
Ringkjoebing Landbobank A/S (Denmark)	33,507	6,406,408
		18,871,539
Capital Markets - 10.8%
360 ONE WAM Ltd. (India)	119,784	1,395,254
Euronext N.V. (Netherlands)[1]	75,904	12,687,134
Intermediate Capital Group plc (United Kingdom)	110,000	2,766,936
Kfin Technologies Ltd. (India)	172,165	2,447,165
Multi Commodity Exchange of India Ltd. (India)	46,884	3,405,226
Nordnet AB publ (Sweden)	259,866	6,879,233
St. James's Place plc (United Kingdom)	439,386	5,538,609
Swissquote Group Holding S.A. (Switzerland)	14,897	7,689,791
		42,809,348
Insurance - 2.9%
Definity Financial Corp. (Canada)	196,315	9,798,662
Steadfast Group Ltd. (Australia)	450,471	1,692,809
		11,491,471
Total Financials		73,172,358
Health Care - 5.8%
Biotechnology - 0.3%
BioGaia AB - Class B (Sweden)	120,500	1,282,755
Health Care Equipment & Supplies - 0.9%
Asahi Intecc Co. Ltd. (Japan)	63,900	982,449
Classys, Inc. (South Korea)	57,335	2,592,545
		3,574,994
Health Care Providers & Services - 1.4%
KPJ Healthcare Bhd (Malaysia)	3,201,622	2,134,289
Max Healthcare Institute Ltd. (India)	259,841	3,371,244
		5,505,533
Health Care Technology - 1.1%
JMDC, Inc. (Japan)	76,200	1,719,204
Pro Medicus Ltd. (Australia)	18,038	2,644,918
		4,364,122

The accompanying notes are an integral part of the financial statements.

1

Rainier International Discovery Series

Investment Portfolio - April 30, 2025

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services - 0.3%
Gerresheimer AG (Germany)	16,227	$1,100,965
Pharmaceuticals - 1.8%
ALK-Abello A/S (Denmark)*	302,514	7,051,753
Total Health Care		22,880,122
Industrials - 27.4%
Aerospace & Defense - 5.1%
Babcock International Group plc (United Kingdom)	851,227	9,170,084
Saab AB - Class B (Sweden)	240,516	11,199,512
		20,369,596
Building Products - 1.0%
Blue Star Ltd. (India)	159,560	3,224,789
Munters Group AB (Sweden)[1]	61,971	793,124
		4,017,913
Commercial Services & Supplies - 5.2%
Daiei Kankyo Co. Ltd. (Japan)	239,000	4,896,403
Element Fleet Management Corp. (Canada)	370,760	8,119,283
Japan Elevator Service Holdings Co. Ltd. (Japan)	346,500	7,491,045
		20,506,731
Electrical Equipment - 3.1%
Hyosung Heavy Industries Corp. (South Korea)	9,124	3,155,735
NKT A/S (Denmark)*	28,297	2,303,996
SWCC Corp. (Japan)	88,000	3,998,946
Voltronic Power Technology Corp. (Taiwan)	65,498	3,071,284
		12,529,961
Ground Transportation - 0.6%
TFI International, Inc. (Canada)	27,341	2,222,621
Machinery - 4.3%
The Japan Steel Works Ltd. (Japan)	149,900	6,176,652
Konecranes OYJ (Finland)	64,077	4,293,033
Krones AG (Germany)	17,088	2,497,721
Mitsui E&S Co. Ltd. (Japan)	107,900	1,376,731
MNC Solution Co. Ltd. (South Korea)	8,733	611,903
THK Co. Ltd. (Japan)	81,000	1,995,434
		16,951,474
Professional Services - 2.9%
ALS Ltd. (Australia)	439,168	4,818,754
BayCurrent, Inc. (Japan)	85,300	4,596,271
Insource Co. Ltd. (Japan)	358,200	2,293,611
		11,708,636
Trading Companies & Distributors - 5.2%
Ashtead Technology Holdings plc (United Kingdom)	216,942	1,446,718
Diploma plc (United Kingdom)	110,014	5,837,510
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Trading Companies & Distributors (continued)
Howden Joinery Group plc (United Kingdom)	495,057	$5,090,919
Sojitz Corp. (Japan)	187,100	4,426,383
Toromont Industries Ltd. (Canada)	45,302	3,832,892
		20,634,422
Total Industrials		108,941,354
Information Technology - 16.2%
Electronic Equipment, Instruments & Components - 6.7%
AAC Technologies Holdings, Inc. (China)	498,500	2,386,301
Celestica, Inc. (Canada)*	18,181	1,551,306
Cowell e Holdings, Inc. (Hong Kong)*	752,743	2,163,231
E Ink Holdings, Inc. (Taiwan)	387,000	2,703,423
Halma plc (United Kingdom)	152,143	5,615,847
Kaynes Technology India Ltd. (India)*	43,947	3,005,110
Lagercrantz Group AB - Class B (Sweden)	316,772	7,217,907
Oxford Instruments plc (United Kingdom)	97,466	2,144,382
		26,787,507
IT Services - 1.5%
JBCC Holdings, Inc. (Japan)	191,400	1,605,652
Netcompany Group A/S (Denmark)*[1]	54,372	2,454,564
Sopra Steria Group (France)	9,132	1,872,416
		5,932,632
Semiconductors & Semiconductor Equipment - 1.8%
ASPEED Technology, Inc. (Taiwan)	29,000	2,728,216
BE Semiconductor Industries N.V. (Netherlands)	16,970	1,837,914
eMemory Technology, Inc. (Taiwan)	35,000	2,818,253
		7,384,383
Software - 6.2%
Cellebrite DI Ltd. (Israel)*	61,753	1,222,092
The Descartes Systems Group, Inc. (Canada)*	51,720	5,446,620
Fortnox AB (Sweden)	454,737	4,117,612
Kinaxis, Inc. (Canada)*	34,390	4,643,623
Kingdee International Software Group Co. Ltd. (China)*	1,497,000	2,546,075
Sansan, Inc. (Japan)*	55,600	759,574
Technology One Ltd. (Australia)	192,327	3,712,328
Yubico AB (Sweden)*	103,628	2,076,053
		24,523,977
Total Information Technology		64,628,499
Materials - 4.1%
Chemicals - 0.8%
Fuso Chemical Co. Ltd. (Japan)	125,200	3,038,011
Construction Materials - 0.9%
Wienerberger AG (Austria)	107,580	3,777,339

The accompanying notes are an integral part of the financial statements.

2

Rainier International Discovery Series

Investment Portfolio - April 30, 2025

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining - 2.4%
Altius Minerals Corp. (Canada)	60,178	$1,182,520
Osisko Gold Royalties Ltd. (Canada)	201,481	4,828,763
SSAB AB - Class B (Sweden)	542,980	3,375,105
		9,386,388
Total Materials		16,201,738
Real Estate - 2.0%
Real Estate Management & Development - 2.0%
Nomura Real Estate Holdings, Inc. (Japan)	678,600	4,035,935
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Real Estate Management & Development (continued)
The Phoenix Mills Ltd. (India)	193,704	$3,812,758
Total Real Estate		7,848,693
Utilities - 0.9%
Independent Power and Renewable Electricity Producers - 0.9%
NHPC Ltd. (India)	3,625,600	3,674,659
TOTAL COMMON STOCKS (Identified Cost $291,833,903)		382,245,430

SHORT-TERM INVESTMENT - 4.1%

Dreyfus Government Cash Management, Institutional Shares, 4.21%[2]
(Identified Cost $16,298,440)	16,298,440	16,298,440

TOTAL INVESTMENTS - 100.2% (Identified Cost $308,132,343)		398,543,870
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(861,406)
NET ASSETS - 100%		$397,682,464

*Non-income producing security.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2025 was $34,083,744, which represented 8.6% of the Series’ Net Assets.

2Rate shown is the current yield as of April 30, 2025.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Japan - 20.1%, United Kingdom - 12.3%, Canada - 10.5% and Sweden - 10.4%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

3

Rainier International Discovery Series

Statement of Assets and Liabilities

April 30, 2025 (unaudited)

ASSETS:

Investments, at value (identified cost $308,132,343) (Note 2)	$398,543,870
Foreign currency, at value (identified cost $741,582)	747,882
Receivable for securities sold	4,845,890
Dividends receivable	1,349,082
Foreign tax reclaims receivable	632,143
Receivable for fund shares sold	327,246
Prepaid expenses	524

TOTAL ASSETS	406,446,637

LIABILITIES:

Accrued management fees[1]	252,918
Accrued sub-transfer agent fees[1]	112,719
Accrued fund accounting and administration fees[1]	50,024
Directors' fees payable[1]	21,531
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	4,169
Accrued foreign capital gains tax (Note 2)	1,150,154
Payable for securities purchased	6,914,201
Payable for fund shares repurchased	118,172
Distributions payable	9
Other payables and accrued expenses	140,276

TOTAL LIABILITIES	8,764,173

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$397,682,464

NET ASSETS CONSIST OF:

Capital stock	$159,007
Additional paid-in-capital	346,518,589
Total distributable earnings	51,004,868

TOTAL NET ASSETS	$397,682,464

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($21,462,526/875,501 shares)	$24.51
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($217,943,898/8,718,717 shares)	$25.00
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($24,280,163/972,268 shares)	$24.97
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($133,995,877/5,334,225 shares)	$25.12

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

4

Rainier International Discovery Series

Statement of Operations

For the Six Months Ended April 30, 2025 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $547,964)	$3,538,148

EXPENSES:

Management fees (Note 3)	1,740,814
Sub-transfer agent fees (Note 3)	138,341
Fund accounting and administration fees (Note 3)	76,416
Directors’ fees (Note 3)	29,159
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	27,015
Chief Compliance Officer service fees (Note 3)	4,092
Custodian fees	66,819
Miscellaneous	154,963

Total Expenses	2,237,619
Less reduction of expenses (Note 3)	(204,314)

Net Expenses	2,033,305

NET INVESTMENT INCOME	1,504,843

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments (net of foreign capital gains tax of $381,234)	14,153,114
Foreign currency and translation of other assets and liabilities	(147,374)
14,005,740
Net change in unrealized appreciation (depreciation) on-
Investments (net of decrease in accrued foreign capital gains tax of $557,921)	11,918,659
Foreign currency and translation of other assets and liabilities	118,824
12,037,483
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	26,043,223

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,548,066

The accompanying notes are an integral part of the financial statements.

5

Rainier International Discovery Series

Statements of Changes in Net Assets

	FOR THE
	SIX MONTHS
	ENDED	FOR THE
	4/30/25	YEAR ENDED
	(UNAUDITED)	10/31/24
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,504,843	$3,419,106
Net realized gain (loss) on investments and foreign currency	14,005,740	47,065,773
Net change in unrealized appreciation (depreciation) on investments and foreign currency	12,037,483	41,232,495
Net increase (decrease) from operations	27,548,066	91,717,374

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	–	(313,094)
Class I	(295,208)	(3,552,679)
Class W	(258,788)	(529,411)
Class Z	(293,068)	(3,357,659)
Total distributions to shareholders	(847,064)	(7,752,843)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(47,128,621)	(183,049,801)

Net increase (decrease) in net assets	(20,427,619)	(99,085,270)

NET ASSETS:

Beginning of period	418,110,083	517,195,353

End of period	$397,682,464	$418,110,083

The accompanying notes are an integral part of the financial statements.

6

Rainier International Discovery Series

Financial Highlights - Class S

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/25
	(UNAUDITED)		10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$22.86		$19.64	$20.31	$34.75	$25.62	$20.41
Income (loss) from investment operations:
Net investment income (loss)[1]	0.05		0.08	0.09	(0.00)[2]	(0.13)	(0.11)
Net realized and unrealized gain (loss) on investments	1.60		3.37	(0.76)	(10.85)	9.77	5.32
Total from investment operations	1.65		3.45	(0.67)	(10.85)	9.64	5.21
Less distributions to shareholders:
From net investment income	—		(0.23)	—	—	—	—
From net realized gain on investments	—		—	—	(3.59)	(0.51)	—
Total distributions to shareholders	—		(0.23)	—	(3.59)	(0.51)	—
Net asset value - End of period	$24.51		$22.86	$19.64	$20.31	$34.75	$25.62
Net assets - End of period (000’s omitted)	$21,463		$23,389	$28,930	$32,038	$47,911	$36,577
Total return[3]	7.22%		17.62%	(3.30% )	(34.40% )	38.06%	25.53%

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.40%	[4]	1.40% [5]	1.40%	1.39%	1.40%	1.40%
Net investment income (loss)	0.41%	[4]	0.35%	0.42%	(0.02% )	(0.41% )	(0.48%	)
Series portfolio turnover	31%		66%	64%	76%	76%	91%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.07%	[4]	N/A	0.06%	N/A	0.00% [6]	0.05%

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

6Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

7

Rainier International Discovery Series

Financial Highlights - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/25
	(UNAUDITED)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$23.31	$20.04	$20.66	$35.24	$25.91	$20.64
Income (loss) from investment operations:
Net investment income (loss)[1]	0.08	0.14	0.15	0.07	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	1.64	3.44	(0.77)	(11.03)	9.89	5.38
Total from investment operations	1.72	3.58	(0.62)	(10.96)	9.84	5.33
Less distributions to shareholders:
From net investment income	(0.03)	(0.30)	—	(0.03)	—	(0.06)
From net realized gain on investments	—	—	—	(3.59)	(0.51)	—
Total distributions to shareholders	(0.03)	(0.30)	—	(3.62)	(0.51)	(0.06)
Net asset value - End of period	$25.00	$23.31	$20.04	$20.66	$35.24	$25.91
Net assets - End of period (000’s omitted)	$217,944	$231,802	$257,083	$281,907	$335,259	$174,435
Total return[2]	7.35%	17.94%	(3.00% )	(34.25% )	38.41%	25.88%

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.15% [3]	1.15% [4]	1.15%	1.12%	1.13% [5]	1.15%
Net investment income (loss)	0.68% [3]	0.59%	0.69%	0.28%	(0.14% )	(0.22% )
Series portfolio turnover	31%	66%	64%	76%	76%	91%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.04% [3]	N/A	0.03%	N/A	N/A	0.00% [6]

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Includes recoupment of past waived and/or reimbursed fees. Without the recoupment the ratio would have been 1.13%.

5Includes recoupment of past waived and/or reimbursed fees. Without the recoupment the ratio would have been 1.11%.

6Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

8

Rainier International Discovery Series

Financial Highlights - Class W

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/25
	(UNAUDITED)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$23.40	$20.13	$20.75	$35.39	$25.93	$20.59
Income (loss) from investment operations:
Net investment income[1]	0.20	0.39	0.38	0.33	0.28	0.19
Net realized and unrealized gain (loss) on investments	1.64	3.44	(0.77)	(11.03)	9.90	5.36
Total from investment operations	1.84	3.83	(0.39)	(10.70)	10.18	5.55
Less distributions to shareholders:
From net investment income	(0.27)	(0.55)	(0.23)	(0.35)	(0.21)	(0.21)
From net realized gain on investments	—	—	—	(3.59)	(0.51)	—
Total distributions to shareholders	(0.27)	(0.55)	(0.23)	(3.94)	(0.72)	(0.21)
Net asset value - End of period	$24.97	$23.40	$20.13	$20.75	$35.39	$25.93
Net assets - End of period (000’s omitted)	$24,280	$23,364	$19,504	$22,552	$32,618	$24,962
Total return[2]	7.91%	19.13%	(2.01% )	(33.57% )	39.91%	27.17%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10% [3]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	1.74% [3]	1.66%	1.72%	1.28%	0.87%	0.84%
Series portfolio turnover	31%	66%	64%	76%	76%	91%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.97% [3]	0.95%	0.96%	0.92%	0.93%	0.97%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

9

Rainier International Discovery Series

Financial Highlights - Class Z

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/25
	(UNAUDITED)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$23.43	$20.14	$20.75	$35.36	$25.96	$20.67
Income (loss) from investment operations:
Net investment income (loss)[1]	0.10	0.17	0.18	0.09	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	1.64	3.45	(0.77)	(11.06)	9.92	5.38
Total from investment operations	1.74	3.62	(0.59)	(10.97)	9.91	5.37
Less distributions to shareholders:
From net investment income	(0.05)	(0.33)	(0.02)	(0.05)	(0.00)[2]	(0.08)
From net realized gain on investments	—	—	—	(3.59)	(0.51)	—
Total distributions to shareholders	(0.05)	(0.33)	(0.02)	(3.64)	(0.51)	(0.08)
Net asset value - End of period	$25.12	$23.43	$20.14	$20.75	$35.36	$25.96
Net assets - End of period (000’s omitted)	$133,996	$139,556	$211,678	$305,353	$404,306	$283,566
Total return[3]	7.44%	18.06%	(2.86% )	(34.17% )	38.61%	26.06%

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.00% [4]	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	0.83% [4]	0.72%	0.81%	0.34%	(0.03% )	(0.05% )
Series portfolio turnover	31%	66%	64%	76%	76%	91%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.07% [4]	0.05%	0.06%	0.02%	0.03%	0.07%

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

10

Rainier International Discovery Series

Notes to Financial Statements

(unaudited)

1.	Organization

Rainier International Discovery Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to seek long-term capital appreciation.

The Series is authorized to issue four classes of shares (Class S, I, W and Z). Each class is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). The investment sub-advisor of the Series is Rainier Investment Management, LLC (“Rainier” or the “Sub-Advisor”), an affiliate of the Advisor. Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2025, 6.9 billion shares have been designated in total among 15 series, of which 100 million have been designated as Rainier International Discovery Series Class I common stock, Rainier International Discovery Series Class S (formerly Class K) common stock, Rainier International Discovery Series Class W common stock and Rainier International Discovery Series Class Z (formerly Class R6) common stock.

Class W shares represent fiduciary accounts where the Advisor has sole investment discretion.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.

11

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$40,606,135	$—	$40,606,135	$—
Consumer Discretionary	29,847,793	—	29,847,793	—
Consumer Staples	8,432,213	1,994,356	6,437,857	—
Energy	6,011,866	—	6,011,866	—
Financials	73,172,358	9,798,662	63,373,696	—
Health Care	22,880,122	—	22,880,122	—
Industrials	108,941,354	14,174,796	94,766,558	—
Information Technology	64,628,499	12,863,641	51,764,858	—
Materials	16,201,738	6,011,283	10,190,455	—
Real Estate	7,848,693	—	7,848,693	—
Utilities	3,674,659	—	3,674,659	—
Short-Term Investment	16,298,440	16,298,440	—	—
Total assets	$398,543,870	$61,141,178	$337,402,692	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2024 or April 30, 2025.

12

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2025, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended

13

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

October 31, 2021 through October 31, 2024. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax. The Series is subject to a tax imposed on short term capital gains on securities of issuers domiciled in India. The Series records an estimated deferred tax liability for securities that have been held for less than a year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount is reported in Accrued foreign capital gains tax in the accompanying Statement of Assets and Liabilities. Realized losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short term realized capital gains.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.90% of the Series’ average daily net assets for investment advisory services. The Advisor pays the Sub-Advisor out of the fee received from the Series at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor maintain the Series’ organization and generally administer the affairs of the Fund. The Advisor also selects and oversees the Sub-Advisor, who is responsible for management of the Series’ portfolio and the execution of securities transactions. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor and/or Sub-Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor and/or Sub-Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount

14

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

not to exceed 0.15% of the average daily net assets of the Class S shares and Class I shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series’ expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 1.15% of the average daily net assets of the Class I and Class S shares, 1.00% of the average daily net assets of the Class Z shares, and 0.10% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to these agreements, the Advisor waived $103,141 in management fees for Class W shares for the six months ended April 30, 2025. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $7,638, $38,845, $8,131, and $46,559 for Class S, Class I, Class W, and Class Z shares, respectively, for the six months ended April 30, 2025. These amounts are included as a reduction of expenses on the Statement of Operations. For the six months ended April 30, 2025, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

As of April 30, 2025, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING OCTOBER 31,
	2025	2026	2027	2028	TOTAL
Class S	$—	$19,335	$—	$7,638	$26,973
Class I	—	18,363	—	38,845	57,208
Class W	6,376	14,511	10,583	8,131	39,601
Class Z	77,934	160,927	102,573	46,559	387,993

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

15

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Chief Legal Officer, President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series’ financial statements.

5.	Purchases and Sales of Securities

For the six months ended April 30, 2025, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $115,347,293 and $156,845,527, respectively. There were no purchases or sales of U.S. Government securities.

6.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of Rainier International Discovery Series were:

CLASS S	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	23,974	$548,671	200,360	$4,543,590
Reinvested	—	—	12,261	266,196
Repurchased	(171,535)	(3,918,285)	(662,523)	(14,990,453)
Total	(147,561)	$(3,369,614)	(449,902)	$(10,180,667)

CLASS I	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	966,093	$22,645,095	2,523,600	$58,171,724
Reinvested	12,317	291,542	159,090	3,514,295
Repurchased	(2,202,077)	(51,570,501)	(5,570,410)	(128,129,961)
Total	(1,223,667)	$(28,633,864)	(2,887,720)	$(66,443,942)

CLASS W	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	15,186	$351,770	56,897	$1,336,948
Reinvested	10,989	258,788	24,097	529,411
Repurchased	(52,322)	(1,239,432)	(51,664)	(1,199,675)
Total	(26,147)	$(628,874)	29,330	$666,684

16

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

CLASS Z	FOR THE SIX MONTHS ENDED 4/30/25		FOR THE YEAR ENDED 10/31/24
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	300,329	$7,105,512	786,973	$18,187,004
Reinvested	7,669	182,292	102,032	2,262,043
Repurchased	(930,033)	(21,784,073)	(5,445,578)	(127,540,923)
Total	(622,035)	$(14,496,269)	(4,556,573)	$(107,091,876)

At April 30, 2025, one shareholder account owned 12% of the Series. In addition, the Advisor and its affiliates owned 0.1% of the Series. Investment activities of these shareholders may have a material effect on the Series.

7.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2025 unless extended or renewed. During the six months ended April 30, 2025, the Series did not borrow under the line of credit.

8.	Financial Instruments

The Series may trade in instruments including futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2025.

9.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2024, were as follows:

Ordinary income	$7,752,843

17

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

10.	Federal Income Tax Information (continued)

At April 30, 2025, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$310,135,095
Unrealized appreciation	96,106,408
Unrealized depreciation	(7,697,633)
Net unrealized appreciation	$88,408,775

At October 31, 2024, the Series had net short-term capital loss carryforwards of $46,048,149, which may be carried forward indefinitely.

11.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

18

Rainier International Discovery Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier’s web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

5.	Financial Statement and Other Information - Annual

6.	Financial Statement and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier Advisors, LLC (Manning & Napier). Manning & Napier Investor Services, Inc. (MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares. Manning & Napier has contracted Rainier Investment Management, LLC, an affiliate of Manning & Napier and MNBD, to sub-advise the International Discovery Series.

MNIDS-04/25-SAR

19

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)	Not applicable for Semi-Annual Reports.

(a)(3)	Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX-99.906 CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ Paul J. Battaglia
Paul J. Battaglia

President & Principal Executive Officer

Manning & Napier Fund, Inc.

Date: June 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Paul J. Battaglia
Paul J. Battaglia

President & Principal Executive Officer

Manning & Napier Fund, Inc.

Date: June 30, 2025

/s/ Jill Peeper
Jill Peeper

Treasurer and Principal Financial Officer

Manning & Napier Fund, Inc.

Date: June 30, 2025